File No. 333-70049

          As filed with the Securities and Exchange Commission on April 15, 2011
      ====================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
Pre-Effective Amendment No. ____                                    [ ]
Post-Effective Amendment No.         14                             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
 Amendment No. 42

                        (Check appropriate box or boxes)

               AUL American Individual Variable Annuity Unit Trust (Exact Name of Registrant as Specified in Charter)

            One American Square, Indianapolis, Indiana                46282
            (Address of Principal Executive Offices)               (Zip Code)

       Registrant's Telephone Number, including Area Code:       (317) 285-1877

    Richard M. Ellery, Esq., One American Square, Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (Check appropriate Space)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2011 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment.





                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                                            of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Not Applicable
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Account
                                            Values During the Accumulation
                                            Period; Distributions; Summary
 8. Annuity Period .......................  Distributions
 9. Death Benefit ........................  Distributions
10. Purchases and Contract Values ........  Premiums and Account Values During
                                            the Accumulation Period
11. Redemptions ..........................  Distributions
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information
                                            Table of Contents

PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Auditors
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Distributions
23. Financial Statements .................  Financial Statements

PART C - OTHER INFORMATION
Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control of Depositor or
                                            Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures

                                 PROSPECTUS FOR

                                 SELECTPOINT -
                                 INDIVIDUAL FLEXIBLE PREMIUM
                                 DEFERRED VARIABLE ANNUITY

================================================================================

[LOGO OF ONEAMERICA]
    ONEAMERICA(R)

================================================================================

                                 Products and financial services provided by:
                                 AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                 a ONEAMERICA(R) company
                                 P.O. Box 368, Indianapolis, Indiana 46206-0368
                                 Telephone: (800) 537-6442

                                                                     MAY 1, 2011

                                   PROSPECTUS
              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   OFFERED BY
                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)
         ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282 (317) 285-1877
                        VARIABLE PRODUCTS SERVICE OFFICE:
         P.O. BOX 7127, INDIANAPOLIS, INDIANA 46206-7127 (800) 537-6442
                               www.oneamerica.com

This Prospectus describes individual variable Annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes two (2) types of Contracts: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), and Contracts for which Premiums may vary in amount and frequency only in the first Contract Year ("One Year Flexible Premium Contracts"). Both Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable Annuity payments to begin on a future date. A Bonus Program is in effect for some Contracts. A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a Separate Account of AUL. The Separate Account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one (1) of the following Fund Portfolios:

Alger Portfolios                                          Invesco Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.     Janus Aspen Series
American Century(R) Variable Portfolios, Inc.             Neuberger Berman Advisers Management Trust
Calvert Variable Series, Inc.                             OneAmerica Funds, Inc.
Columbia Funds Variable Insurance Trust                   Pioneer Variable Contracts Trust
Dreyfus Investment Portfolios                             Royce Capital Fund
Dreyfus Variable Investment Fund                          T. Rowe Price Equity Series, Inc.
Fidelity(R) Variable Insurance Products Freedom Funds     T. Rowe Price Fixed Income Series, Inc.
Fidelity(R) Variable Insurance Products                   Timothy Plan(R) Portfolio Variable Series
Franklin Templeton Variable Insurance Products Trust      Vanguard(R) Variable Insurance Fund

Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."

This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2011, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A post card affixed to the printed prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current prospectuses for the fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2011

                                TABLE OF CONTENTS

Description                                                             Page
DEFINITIONS .......................................................        4
SUMMARY ...........................................................        6
  Purpose of the Contracts ........................................        6
  Types of Contracts ..............................................        6
  The Variable Account and the Funds ..............................        6
  Summary of the Fixed Accounts ...................................        8
    Market Value Adjusted Fixed Accounts ..........................        8
    Non-Market Value Adjusted Fixed Account .......................        8
  Premiums ........................................................        9
  Right to Examine ................................................        9
  Transfers .......................................................        9
  Charges .........................................................        9
  Distributions ...................................................        9
    Withdrawals ...................................................        9
    Loan Privileges ...............................................        9
    The Death Benefit .............................................        9
  Dollar Cost Averaging Program ...................................        9
  Portfolio Rebalancing Program ...................................       10
  Portfolio Optimization Program The ("Program") ..................       10
  Bonus Programs ..................................................       10
  Contacting AUL ..................................................       10
EXPENSE TABLE .....................................................       10
CONDENSED FINANCIAL INFORMATION ...................................       12
INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS ............................................       25
  American United Life Insurance Company(R) .......................       25
  Variable Account ................................................       25
  The Funds .......................................................       25
  Revenue AUL Receives ............................................       25
  Fund and Objective List .........................................       26
THE CONTRACTS .....................................................       28
  General .........................................................       28
PREMIUMS AND ACCOUNT VALUES
DURING THE ACCUMULATION PERIOD ....................................       28
  Application for a Contract ......................................       28
  Premiums Under the Contracts ....................................       28
  Right to Examine Period .........................................       28
  Allocation of Premiums ..........................................       29
  Transfers of Account Value ......................................       29
  Abusive Trading Practices .......................................       29
    Late Trading ..................................................       29
    Market Timing .................................................       29
  Dollar Cost Averaging Program ...................................       30
  Portfolio Rebalancing Program ...................................       31
  Portfolio Optimization Program ..................................       31
    The Program ...................................................       31
    The Portfolio Optimization Models .............................       31
    Periodic Updates of the Portfolio Optimization
      Model and Notices of Updates ................................       31
    Selecting a Portfolio Optimization Model ......................       32
    Quarterly Reports .............................................       32
    Risks .........................................................       32
  Bonus Programs ..................................................       33
  Contract Owner's Variable Account Value .........................       33
      Accumulation Units ..........................................       33
      Accumulation Unit Value .....................................       33
      Net Investment Factor .......................................       34
CHARGES AND DEDUCTIONS ............................................       34
  Premium Tax Charge ..............................................       34
  Withdrawal Charge ...............................................       34
  Mortality and Expense Risk Charge ...............................       35
  Annual Contract Fee .............................................       35
  Other Charges ...................................................       35
  Rider Charges ...................................................       35
  Variations in Charges ...........................................       35
  Guarantee of Certain Charges ....................................       35
  Expenses of the Funds ...........................................       35
DISTRIBUTIONS .....................................................       35
  Cash Withdrawals ................................................       35
  Loan Privileges .................................................       36
  Death Proceeds Payment Provisions ...............................       36
    Standard Contractual Death Benefit ............................       37
    Enhanced Death Benefit Rider ..................................       37
    Death of the Owner ............................................       37
    Death of the Annuitant ........................................       37
  Payments from the Variable Account ..............................       37
  Annuity Period ..................................................       37
    General .......................................................       37
    Fixed Payment Annuity .........................................       38
    Variable Payment Annuity ......................................       38
    Payment Options ...............................................       38
    Selection of an Option ........................................       39
THE FIXED ACCOUNT(S) ..............................................       39
  Summary of the Fixed Accounts ...................................       39
    Non-Market Value Adjusted Fixed Account .......................       39
    Market Value Adjusted Fixed Account ...........................       39
  Withdrawals .....................................................       40
  Transfers .......................................................       40
  Contract Charges ................................................       40
  Payments from the Fixed Account(s) ..............................       40
MORE ABOUT THE CONTRACTS ..........................................       40
  Designation and Change of Beneficiary ...........................       40
  Assignability ...................................................       41
  Proof of Age and Survival .......................................       41
  Misstatements ...................................................       41
  Acceptance of New Premiums ......................................       41
  Optional Benefits ...............................................       41
    Enhanced Death Benefit Rider ..................................       41
    Guaranteed Minimum Account Value Rider ........................       41
    Guaranteed Minimum Annuitization
      Benefit Rider ...............................................       41
    Long Term Care Facility and Terminal Illness
      Benefit Rider ...............................................       41

Description                                                             Page
FEDERAL TAX MATTERS ...............................................       42
  Introduction ....................................................       42
  Diversification Standards .......................................       42
  Taxation of Annuities in
    General - Non-Qualified Plans .................................       42
  Additional Considerations .......................................       43
  Qualified Plans .................................................       44
  Qualified Plan Federal Taxation Summary .........................       45
  403(b) Programs - Constraints on Withdrawals ....................       45
  401 or 403(b) Programs - Loan Privileges ........................       45
OTHER INFORMATION .................................................       46
  Mixed and Shared Funding ........................................       46
  Voting of Shares of the Funds ...................................       46
  Substitution of Investments .....................................       46
  Changes to Comply with Law and Amendments .......................       47
  Reservation of Rights ...........................................       47
  Periodic Reports ................................................       47
  Legal Proceedings ...............................................       47
  Legal Matters ...................................................       47
  Financial Statements ............................................       47
STATEMENT OF ADDITIONAL INFORMATION ...............................       48

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.

ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which Annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first Annuity payment.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to receive the death proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving; but the Corporate Office may not be open for business on other days.

CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge plus or minus any applicable Market Value Adjustment.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b)or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIXED ACCOUNT - An account that is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s).

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Account Value as of the first withdrawal, in the first Contract Year, and 12 percent of the account as of the most recent Contract Anniversary thereafter.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other Separate Account of AUL.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may be one (1), three (3), five
(5), seven (7) or ten (10) years in length or other duration offered from time to time by AUL.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One (1) or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular fund.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MARKET VALUE ADJUSTMENT - An upward or downward adjustment in the value of an MVA Fixed Account if withdrawals or transfers are made prior to the expiration of the Guaranteed Period.

MVA FIXED ACCOUNT - A subaccount of the Fixed Account, having a particular Guaranteed Period, and subject to a Market Value Adjustment.

NET CASH VALUE - Cash Value less outstanding loans and loan interest.

OWNER - See "Contract Owner."

PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of Premium tax upon receipt of a Premium by AUL, the term "Premium" shall refer to the amount received by AUL net of the amount deducted for Premium tax.

PROPER NOTICE - Notice that is received at the Corporate Office in a form that is acceptable to AUL.

SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding fund portfolio.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. eastern standard time, on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EDT if the NYSE closes earlier than 4:00P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT  - See "The Separate Account."

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one (1) or more Investment Accounts.

                                     SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS

AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the Annuity contract. A variable Annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and Annuity benefits offered by the Contracts.

TYPES OF CONTRACTS

AUL offers two (2) variations of Contracts that are described in this Prospectus (subject to approval in each state). With Flexible Premium Contracts, Premium payments may vary in amount and frequency, subject to the limitations described below. With One (1) Year Flexible Premium Contracts, Premium payments may vary in amount and frequency only during the first Contract Year. Premium payments may not be made after the first (1st) Contract Year.

THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios of the following Funds:

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                FUND                                        INVESTMENT ADVISOR
----------------------------                ----                                        ------------------
Alger LargeCap Growth Portfolio             Alger Portfolios                            The Manager
Alger Small-Cap Growth Portfolio            Alger Portfolios                            The Manager
AllianceBernstein VPS International         AllianceBernstein Variable Products         AllianceBernstein L.P.
  Growth Portfolio                            Series Fund, Inc.
AllianceBernstein VPS International         AllianceBernstein Variable Products         AllianceBernstein L.P.
  Value Portfolio                             Series Fund, Inc.
AllianceBernstein VPS Small/                AllianceBernstein Variable Products         AllianceBernstein L.P.
  Mid Cap Value Portfolio                     Series Fund, Inc.
American Century(R) VP Income &             American Century(R) Variable                American Century(R) Investment
  Growth Portfolio                            Portfolios, Inc.                            Management, Inc.
American Century(R)                         American Century(R) Variable                American Century(R) Global Investment
  VP International Portfolio                  Portfolios, Inc.                            Management, Inc.
American Century(R)                         American Century(R) Variable                American Century(R) Investment
  VP MidCap Value Fund                        Portfolios, Inc.                            Management, Inc.
American Century(R) VP Ultra(R)             American Century(R) Variable                American Century(R) Investment
                                              Portfolios, Inc.                            Management, Inc.
American Century(R) VP Vista(SM)            American Century(R) Variable                American Century(R) Investment
                                              Portfolios, Inc.                            Management, Inc.
Calvert Social Mid Cap                      Calvert Variable Series, Inc.               Calvert Asset Management Company, Inc.
  Growth Portfolio
Columbia Variable Portfolio - Short         Columbia Funds Variable                     Columbia Management Advisors, LLC
  Duration US Government Fund                 Insurance Trust
  (Formerly, Columbia Federal
  Securities Fund)(1)
Columbia Variable Portfolio - Small         Columbia Funds Variable                     Columbia Management Advisors, LLC
  Cap Value Fund (Formerly                    Insurance Trust
  Columbia Small Cap Value Fund)(2)

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                FUND                                        INVESTMENT ADVISOR
----------------------------                ----                                        ------------------
Dreyfus DIP, Technology                     Dreyfus Investment Portfolios               The Dreyfus Corporation
  Growth Portfolio
Dreyfus IP, Small-Cap Stock                 Dreyfus Investment Portfolios               The Dreyfus Corporation
  Index Portfolio
Dreyfus Variable Investment Fund,           Dreyfus Variable Investment Fund            The Dreyfus Corporation
  Appreciation Portfolio
Fidelity(R) VIP Freedom Income Portfolio    Fidelity(R) Variable Insurance              Strategic Advisers, Inc.
                                              Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2005 Portfolio      Fidelity(R) Variable Insurance              Strategic Advisers, Inc
                                              Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2010 Portfolio      Fidelity(R) Variable Insurance              Strategic Advisers, Inc
                                              Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2015 Portfolio      Fidelity(R) Variable Insurance              Strategic Advisers, Inc
                                              Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2020 Portfolio      Fidelity(R) Variable Insurance              Strategic Advisers, Inc
                                              Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2025 Portfolio      Fidelity(R) Variable Insurance              Strategic Advisers, Inc
                                              Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2030 Portfolio      Fidelity(R) Variable Insurance              Strategic Advisers, Inc
                                              Products (VIP) Freedom Funds
Fidelity(R) VIP Asset Manager(SM)           Fidelity(R) Variable Insurance              Fidelity(R) Management & Research Company
  Portfolio                                   Products (VIP)
Fidelity(R) VIP Contrafund(R) Portfolio     Fidelity(R) Variable Insurance              Fidelity(R) Management & Research Company
                                              Products (VIP)
Fidelity(R) VIP Equity-Income Portfolio     Fidelity(R) Variable Insurance              Fidelity(R) Management & Research Company
                                              Products (VIP)
Fidelity(R) VIP Growth Portfolio            Fidelity(R) Variable Insurance              Fidelity(R) Management & Research Company
                                              Products (VIP)
Fidelity(R) VIP High Income Portfolio       Fidelity(R) Variable Insurance              Fidelity(R) Management & Research Company
                                              Products (VIP)
Fidelity(R) VIP Index 500 Portfolio         Fidelity(R) Variable Insurance              Fidelity(R) Management & Research Company
                                              Products (VIP)
Fidelity(R) VIP Mid-Cap Portfolio           Fidelity(R) Variable Insurance              Fidelity(R) Management & Research Company
                                              Products (VIP)
Fidelity(R) VIP Overseas Portfolio          Fidelity(R) Variable Insurance              Fidelity(R) Management & Research Company
                                              Products (VIP)
Franklin Small Cap Value                    Franklin Templeton Variable                 Franklin Advisory Services, LLC
  Securities Fund                           Insurance Products Trust
Franklin Templeton VIP Founding             Franklin Templeton Variable                 Franklin Templeton Services LLC
  Funds Allocation Fund                     Insurance Products Trust
Invesco V.I. Core Equity Fund               Invesco V.I. Funds Trust                    Invesco Advisers, Inc.
Invesco V.I. Capital Development            Invesco V.I. Funds Trust                    Invesco Advisers, Inc.
  Fund (Formerly Invesco V.I.
  Dynamics Fund)(3)
Invesco V.I Dividend Growth                 Invesco V.I. Funds Trust                    Invesco Advisers, Inc.
  Fund (Formerly Invesco V.I.
  Financial Services Fund)(4)
Invesco V.I. Global Health Care Fund        Invesco V.I. Funds Trust                    Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund        Invesco V.I. Funds Trust                    Invesco Advisers, Inc.
Invesco V.I. High Yield Fund                Invesco V.I. Funds Trust                    Invesco Advisers, Inc.
Invesco V.I. International Growth Fund      Invesco V.I. Funds Trust                    Invesco Advisers, Inc.
Invesco V.I. Utilities Fund                 Invesco V.I. Funds Trust                    Invesco Advisers, Inc.
Janus Aspen Flexible Bond Portfolio         Janus Aspen Series                          Janus Capital Management LLC
Janus Aspen Forty Portfolio                 Janus Aspen Series                          Janus Capital Management LLC
Janus Aspen International                   Janus Aspen Series                          Janus Capital Management LLC
  Growth Portfolio
Janus Aspen Perkins                         Janus Aspen Series                          Janus Capital Management LLC
  Mid Cap Value Portfolio
Janus Aspen Worldwide                       Janus Aspen Series                          Janus Capital Management LLC
  Growth Portfolio
Neuberger Berman AMT                        Neuberger Berman Advisers                   Neuberger Berman Management LLC
  Mid-Cap Growth Portfolio                    Management Trust
Neuberger Berman AMT                        Neuberger Berman Advisers                   Neuberger Berman Management LLC
  Regency Portfolio                           Management Trust

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                FUND                                        INVESTMENT ADVISOR
----------------------------                ----                                        ------------------
Neuberger Berman AMT                        Neuberger Berman Advisers                   Neuberger Berman Management LLC
  Short Duration Bond Portfolio               Management Trust
Neuberger Berman AMT                        Neuberger Berman Advisers                   Neuberger Berman Management LLC
  Small Cap Growth Portfolio                  Management Trust
OneAmerica Asset Director Portfolio         OneAmerica Funds, Inc.                      American United Life Insurance Company(R)
OneAmerica Investment Grade                 OneAmerica Funds, Inc.                      American United Life Insurance Company(R)
  Bond Portfolio
OneAmerica Money Market Portfolio           OneAmerica Funds, Inc.                      American United Life Insurance Company(R)
OneAmerica Value Portfolio                  OneAmerica Funds, Inc.                      American United Life Insurance Company(R)
Pioneer Emerging Markets                    Pioneer Variable Contracts Trust(VCT)       Pioneer Investment Management, Inc.
  VCT Portfolio
Pioneer Equity Income VCT Portfolio         Pioneer Variable Contracts Trust(VCT)       Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio                  Pioneer Variable Contracts Trust(VCT)       Pioneer Investment Management, Inc.
Pioneer Growth Opportunities                Pioneer Variable Contracts Trust (VCT)      Pioneer Investment Management, Inc.
  VCT Portfolio
Royce Small-Cap Portfolio                   Royce Capital Fund                          Royce & Associates, LLC
T. Rowe Price Blue Chip                     T. Rowe Price Equity Series, Inc.           T. Rowe Price Associates, Inc.
  Growth Portfolio
T. Rowe Price Equity Income Portfolio       T. Rowe Price Equity Series, Inc.           T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term                  T. Rowe Price Fixed Income Series, Inc.     T. Rowe Price Associates, Inc.
  Bond Portfolio
T. Rowe Price Mid-Cap Growth Portfolio      T. Rowe Price Equity Series, Inc.           T. Rowe Price Associates, Inc.
Templeton Foreign Securities Fund           Franklin Templeton Variable Insurance       Franklin Advisory Services, LLC
                                              Products Trust
Templeton Global Bond Securities Fund       Franklin Templeton Variable Insurance       Franklin Advisory Services, LLC
                                              Products Trust
The Timothy Plan(R) Conservative            Timothy Plan(R) Portfolio Variable Series   Timothy Partners, LTD
  Growth Portfolio
The Timothy Plan(R) Strategic               Timothy Plan(R) Portfolio Variable Series   Timothy Partners, LTD
  Growth Portfolio
Vanguard(R) VIF Diversified Value Portfolio Vanguard(R) Variable Insurance Fund         Barrow, Hanley, Mewhinney & Strauss, Inc
Vanguard(R) VIF Mid-Cap Index Portfolio     Vanguard(R) Variable Insurance Fund         Vanguard Quantitative Equity Group
Vanguard(R) VIF Small Company               Vanguard(R) Variable Insurance Fund         Granahan Investment Management, Inc. &
  Growth Portfolio                                                                        Vanguard Quantitative Equity Group
Vanguard(R) VIF Total Bond Market           Vanguard(R) Variable Insurance Fund         Vanguard Fixed Income Group
  Index Portfolio

(1) As of April 29, 2011, the Columbia Federal Securities Fund, Variable Series will merge into the Columbia Variable Portfolio - Short Duration US Government Fund.
(2) As of May 2, 2011, the Columbia Small Cap Value Fund, Variable Series will be renamed to the Columbia Variable Portfolio - Small Cap Value.
(3) As of May 1, 2011, the Invesco V.I. Dynamics Fund will merge into the Invesco V.I. Capital Development Fund.
(4) As of May 1, 2011, the Invesco V.I. Financial Services Fund will merge into the Invesco V.I. Dividend Growth Fund.

Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

SUMMARY OF THE FIXED ACCOUNTS

A Contract Owner may allocate Premiums to one (1) of several Fixed Accounts which are part of AUL's General Account. The Contracts will offer either Market Value Adjusted ("MVA") Fixed Accounts or a Non-Market Value Adjusted ("Non-MVA")Fixed Account. The MVA and Non-MVA Fixed Account(s) may not be available in all states.

MARKET VALUE ADJUSTED FIXED ACCOUNTS

MVA Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the MVA Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a Market Value Adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No MVA will be applied to a MVA Fixed Account if the allocations are held until maturity. In that case, the MVA Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a MVA Fixed Account. MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

A Contract Owner may allocate Premiums to the Non-MVA Fixed Account only where MVA Fixed Accounts are not available. The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. THE NON-MVA FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.

PREMIUMS

For Flexible Premium Contracts, the Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $50. Otherwise, the minimum Premium is $1,000. For One (1) Year Flexible Premium Contracts, the Contract Owner may pay Premiums only during the first Contract Year. The minimum Premium is $500 with a minimum total first (1st) year Premium of $5,000. See "Premiums under the Contracts."

RIGHT TO EXAMINE

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement accounts, created under 408(a) and 408(b) Plans (if returned within seven (7) days of receipt).

TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request as a request for a transfer of the entire Account Value. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Transfers may result in a charge to the Contract Owner.

Amounts transferred from the Non-MVA Fixed Account to an Investment Account cannot exceed 20 percent of the Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year. See "Transfers of Account Value."

CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. See "Charges and Deductions."

DISTRIBUTIONS

WITHDRAWALS

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200 for Flexible Premium Contracts and $500 for One (1) Year Flexible Premium Contracts. Certain retirement programs, such as 403(b)Programs, are subject to constraints on withdrawals and surrenders. See "403(b)Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.

LOAN PRIVILEGES

Prior to the Annuity Date, the Owner of a Contract qualified under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender.

THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "Death Proceeds Payment Provisions" and "Annuity Period."

DOLLAR COST AVERAGING PROGRAM

At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program.

Under the DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account, ("MMIA") into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the MMIA to continue the DCA Program. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the MMIA. For further information, see the explanation under "Dollar Cost Averaging Program."

PORTFOLIO REBALANCING PROGRAM

If the Contract Owner does not participate in the Portfolio Optimization Program, the Owner may elect to automatically adjust the Owner's Investment Account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.

PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial Premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent Premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, AUL will automatically update the Owner's model to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change and the Owner's Account Value (plus any applied Credits) will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one (1) of these riders and later terminates the Program, the rider will automatically terminate.

BONUS PROGRAMS

AUL may offer, under certain circumstances, potential customers the opportunity to exchange their non-AUL contracts for Contracts offered herein with an additional bonus-up of qualifying first year Premium ("Exchange Offer"). AUL, from its General Account, will provide a 4 percent bonus to each new contractholder who accepts the offer, which is based on the value of the contract surrendered (the "Exchanged Contract") in exchange for the AUL Contract (the "New Contract"). The Bonus will be applied to the New Contract after the expiration of the Right to Examine Period. (For purposes of determining the end of the Right to Examine Period, solely as it relates to the application of the Bonus, AUL assumes that receipt of this policy occurs five (5) calendar days after the Contract Date. See "Right to Examine Period.") This Exchange Offer is not available to current AUL customers desiring to exchange their current AUL Contracts for a new AUL Contract with a bonus-up of Account Value. Furthermore, the Exchange Offer may only be available with certain plans. For example, the Guaranteed Minimum Account Value Rider is not available to Contracts purchased through the Exchange Offer. Potential customers should be advised that the Exchange Offer is specifically designed for those customers who intend to continue to hold their Contracts as long-term investment vehicles. The Exchange Offer is not intended for all potential customers and is especially not appropriate for any customer who anticipates surrendering all or a significant part (i.e., more than the 12 percent Free Withdrawal Amount on an annual basis) of his or her Contract before the expiration of the ten (10) year Withdrawal Charge period. The Exchange Offer will result in the imposition of a new Withdrawal Charge period regardless of the customer's current withdrawal charge period of the Exchanged Contract.

AUL reserves the right to withdraw or modify the Exchange Offer at any time.

CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.

                                  EXPENSE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the contract, surrenders the Contract, or transfers the Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to Annuity payments under an Annuity Option.

CONTRACT OWNER TRANSACTION EXPENSES

DEFERRED SALES LOAD (AS A PERCENTAGE OF AMOUNT SURRENDERED;ALSO REFERRED TO AS A "WITHDRAWAL CHARGE")(1)

                                        CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)
Contract Year             1        2        3        4        5        6        7        8        9        10      11 or more
-------------            ---      ---      ---      ---      ---      ---      ---      ---      ---      ----     ----------
Flexible Premium         10%       9%       8%       7%       6%       5%       4%       3%       2%       1%          0%
  Contracts
One Year Flexible         7%       6%       5%       4%       3%       2%       1%       0%       0%       0%          0%
  Premium Contracts

(1) An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to a Withdrawal Charge. The Free Withdrawal Amount is 12 percent of the account as of the most recent Contract Anniversary. See "Withdrawal Charge."

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE
Maximum annual Contract fee (per year)(2) ..................................................      $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ANNUAL ACCOUNT VALUE)(3)
Standard Individual Deferred Variable Annuity(4)
   Mortality and expense risk fee(5) .......................................................     1.10%
Enhanced Individual Deferred Variable Annuity(4)
   Mortality and expense risk fee ..........................................................     1.25%
Optional Rider Expenses (as an equivalent annual percentage of average Account Value)(4)
   Enhanced Death Benefit Rider Option .....................................................     0.15%
   Enhanced Death Benefit and Guaranteed Minimum Annuitization Benefit Rider Option(6) .....     0.35%
   Enhanced Death Benefit, Guaranteed Minimum Annuitization Benefit, and
     Guaranteed Minimum Account Value Rider Option(7) ......................................     1.50%

(2) The Annual Contract Fee may be less than $30.00 per year, based on the Owner's Account Value. The maximum charge imposed will be the lesser of 2 percent of the Owner's Account Value or $30.00 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract Anniversary.
(3) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account(s). The total Variable Account expenses shown include the Standard Contractual Death Benefit (See Death Proceeds Payment Provisions). The Variable Account expenses are deducted from the Account Value on a monthly basis.
(4) The Standard Individual Deferred Variable Annuity Contract excludes a Free Withdrawal Amount and the Long Term Care Facility and Terminal Illness Benefit Rider. The Enhanced Individual Deferred Variable Annuity Contract includes a Free Withdrawal Amount and the Long Term Care Facility and Terminal Illness Benefit Rider. At the time of application, the applicant may also choose any of the optional benefit riders which may be attached to the Enhanced Individual Deferred Variable Annuity. Should the applicant choose an Optional Rider, AUL will deduct the appropriate rider charge from the Account Value on a monthly basis.
(5) For Contracts issued prior to August 28, 2001, the Mortality and Expense Risk Fee was 1.00 percent in years 1-10, and 0.90 percent thereafter for the Standard and 1.15 percent in years 1-10, and 1.05 percent thereafter for Enhanced.
(6) The total current charge for the Enhanced Death Benefit and the Guaranteed Minimum Annuitization Benefit is 0.35 percent. AUL reserves the right to increase the total charge to 0.55 percent. For any contracts purchased on or after May 1, 2009, the Enhanced Death Benefit and Guaranteed Minimum Annuitization Benefit Rider Option is not available at time of purchase or after issue after that date.
(7) The total current charge for Enhanced Death Benefit, Guaranteed Minimum Annuitization Benefit and the Guaranteed Minimum Account Value Rider is
    1.50 percent. AUL reserves the right to increase the total charge to 1.70 percent. For any contracts purchased on or after May 1, 2009, the Enhanced Death Benefit, Guaranteed Minimum Annuitization Benefit Rider and Guaranteed Minimum Account Value Rider Option is not available at time of purchase or after issue after that date.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL FUND ANNUAL OPERATING EXPENSES                                        MINIMUM         MAXIMUM
   (expenses that are deducted from Fund
   assets, including management fees, distribution
   and/or service (12b-1) fees,
   and other expenses) ................................................      0.10%           2.05%

EXAMPLE

The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable Annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The Example is per $1,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If the Owner surrenders his or her contract at the end of the applicable time period:

                                            1 Year          3 Years         5 Years          10 Years
                                           -------          -------         -------          --------
Flexible Premium Contracts                 $138.88          $222.96         $306.93          $516.30
One Year Flexible Premium Contracts        $112.51          $196.65         $280.66          $507.59

   (2) If the Owner annuitizes at the end of the applicable time period:

                                            1 Year          3 Years         5 Years          10 Years
                                           -------          -------         -------          --------
Flexible Premium Contracts                 $138.88          $223.96         $306.93          $516.30
One Year Flexible Premium Contracts        $112.51          $196.65         $280.66          $507.59

   (3) If the Owner does not surrender his or her Contract:

                                            1 Year          3 Years         5 Years          10 Years
                                           -------          -------         -------          --------
Flexible Premium Contracts                 $50.98           $152.78         $254.40          $507.59
One Year Flexible Premium Contracts        $50.98           $152.78         $254.60          $507.59

                         CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the date of first deposit on April 30, 2001 to December 31, 2010. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2010. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
OneAmerica Asset Director Portfolio
  2010                                              $9.85                        $11.01                       920,280
  2009                                               7.80                          9.85                     1,123,926
  2008                                              10.47                          7.80                     1,468,900
  2007                                               9.96                         10.47                     1,975,472
  2006                                               9.01                          9.96                     2,248,461
  2005                                               8.37                          9.01                     2,488,389
  2004                                               7.50                          8.37                     2,631,540
  2003                                               5.89                          7.50                     2,720,058
  2002                                               6.04                          5.89                     2,139,150
  2001                                               5.46                          6.04                       712,689
OneAmerica Investment Grade Bond Portfolio
  2010                                              $8.93                         $9.58                       670,011
  2009                                               7.74                          8.93                       735,582
  2008                                               7.81                          7.74                       967,699
  2007                                               7.34                          7.81                     1,095,317
  2006                                               7.07                          7.34                     1,477,922
  2005                                               6.92                          7.07                     1,747,896
  2004                                               6.65                          6.92                     1,875,790
  2003                                               6.34                          6.65                     2,032,827
  2002                                               5.88                          6.34                     2,048,612
  2001                                               5.49                          5.88                       971,660
OneAmerica Money Market Portfolio
  2010                                              $1.34                         $1.34                     5,207,860
  2009                                               1.34                          1.34                     7,456,531
  2008                                               1.31                          1.34                     9,879,719
  2007                                               1.25                          1.31                     5,522,149
  2006                                               1.20                          1.25                     3,998,487
  2005                                               1.16                          1.20                     5,234,531
  2004                                               1.15                          1.16                     6,671,556
  2003                                               1.15                          1.15                     9,071,550
  2002                                               1.13                          1.15                    31,692,949
  2001                                               1.09                          1.13                    32,417,607

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
OneAmerica Value Portfolio
  2010                                        $9.25                              $10.51                       859,891
  2009                                         7.10                                9.25                     1,070,207
  2008                                        11.22                                7.10                     1,316,774
  2007                                        10.87                               11.22                     1,817,743
  2006                                         9.58                               10.87                     2,061,740
  2005                                         8.72                                9.58                     2,224,712
  2004                                         7.58                                8.72                     2,213,771
  2003                                         5.55                                7.58                     2,180,495
  2002                                         5.97                                5.55                     1,791,285
  2001                                         5.36                                5.97                       645,711
Alger LargeCap Growth Portfolio
  2010                                        $4.86                               $5.51                     1,003,181
  2009                                         3.29                                4.86                     1,238,990
  2008                                         6.12                                3.29                     1,466,040
  2007                                         5.10                                6.12                     1,851,195
  2006                                         4.85                                5.10                     2,347,950
  2005                                         4.33                                4.85                     2,935,774
  2004                                         4.10                                4.33                     3,584,545
  2003                                         3.04                                4.10                     4,053,074
  2002                                         4.53                                3.04                     3,950,646
  2001                                         5.14                                4.53                     3,525,503
Alger Small-Cap Growth Portfolio
  2010                                        $4.19                               $5.24                       442,816
  2009                                         2.88                                4.19                       504,508
  2008                                         5.39                                2.88                       576,507
  2007                                         4.59                                5.39                       835,099
  2006                                         3.83                                4.59                       764,475
  2005                                         3.28                                3.83                       911,060
  2004                                         2.81                                3.28                     1,021,892
  2003                                         1.97                                2.81                     1,349,693
  2002                                         2.68                                1.97                       704,831
  2001                                         3.80                                2.68                       768,352
AllianceBernstein VPS International Growth Portfolio
  2010                                        $3.71                               $4.18                         8,581
  2009                                         2.65                                3.71                         8,453
  2008                                         5.00 (05/01/2008)                   2.65                         1,388
AllianceBernstein VPS International Value Portfolio
  2010                                        $3.27                               $3.42                        63,830
  2009                                         2.43                                3.27                        60,405
  2008                                         5.00 (05/01/2008)                   2.43                       147,076

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio
  2010                                        $4.57                             $5.80                        89,660
  2009                                         3.20                              4.57                        69,797
  2008                                         5.00 (05/01/2008)                 3.20                        72,267
American Century(R) VP Income & Growth Portfolio
  2010                                        $5.10                             $5.82                       238,365
  2009                                         4.32                              5.10                       281,085
  2008                                         6.60                              4.32                       350,324
  2007                                         6.61                              6.60                       526,854
  2006                                         5.64                              6.61                       691,294
  2005                                         5.39                              5.64                       780,781
  2004                                         4.77                              5.39                       800,844
  2003                                         3.69                              4.77                       744,361
  2002                                         4.58                              3.69                       642,729
  2001                                         4.99                              4.58                       417,648
American Century(R) VP International Portfolio
  2010                                        $6.42                             $7.28                       199,452
  2009                                         4.80                              6.42                       237,545
  2008                                         8.70                              4.80                       345,768
  2007                                         7.37                              8.70                       516,610
  2006                                         5.90                              7.37                       404,932
  2005                                         5.20                              5.90                       411,549
  2004                                         4.53                              5.20                       307,549
  2003                                         3.64                              4.53                       438,612
  2002                                         4.57                              3.64                       253,505
  2001                                         6.45                              4.57                       217,946
American Century(R) Mid Cap Value Fund
  2010                                        $6.58                             $7.83                         6,500
  2009                                         5.00 (05/01/2009)                 6.58                           310
American Century(R) VP Ultra  (R)
  2010                                        $5.10                             $5.92                         5,434
  2009                                         3.79                              5.10                         9,507
  2008                                         6.48                              3.79                         5,264
  2007                                         5.36                              6.48                         7,535
  2006                                         5.54                              5.36                         5,414
  2005                                         5.00 (04/20/2005)                 5.54                         2,065
American Century(R) VP Vista(SM)
  2010                                        $5.53                             $6.85                        18,541
  2009                                         4.52                              5.53                        31,332
  2008                                         8.79                              4.52                        30,433
  2007                                         6.29                              8.79                        32,161
  2006                                         5.77                              6.29                       130,813
  2005                                         5.00 (04/20/2005)                 5.77                         2,966

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
Calvert Social Mid-Cap Growth Portfolio
  2010                                        $5.21                             $6.85                        90,699
  2009                                         3.94                              5.21                       120,282
  2008                                         6.28                              3.94                       146,533
  2007                                         5.70                              6.28                       173,815
  2006                                         5.33                              5.70                       213,659
  2005                                         5.31                              5.33                       267,376
  2004                                         4.86                              5.31                       296,172
  2003                                         3.69                              4.86                       335,385
  2002                                         5.14                              3.69                       308,759
  2001                                         5.85                              5.14                       313,493
Columbia Federal Securities Fund, Variable Series
  2010                                        $5.40                             $5.68                         3,306
  2009                                         5.30                              5.40                         2,673
  2008                                         5.00 (05/01/2008)                 5.30                        18,002
Columbia Small Cap Value Fund, Variable Series
  2010                                        $4.67                             $5.92                        67,346
  2009                                         3.73                              4.67                        77,790
  2008                                         5.00 (05/01/2008)                 3.73                        90,696
Dreyfus DIP, Technology Growth Portfolio
  2010                                        $5.86                             $7.59                        26,029
  2009                                         3.73                              5.86                        28,460
  2008                                         6.34                              3.73                        20,194
  2007                                         5.54                              6.34                        11,172
  2006                                         5.33                              5.54                         5,466
  2005                                         5.15                              5.33                         2,061
  2004                                         5.00 (05/28/2004)                 5.15                           499
Dreyfus IP, Small Cap Stock Index Portfolio
  2010                                        $6.42                             $8.08                         7,394
  2009                                         5.00 (05/01/2009)                 6.42                           593
Dreyfus Variable Investment Fund, Appreciation Portfolio
  2010                                        $5.78                             $6.64                        10,555
  2009                                         4.72                              5.78                        10,888
  2008                                         6.72                              4.72                        10,538
  2007                                         6.29                              6.72                        15,012
  2006                                         5.42                              6.29                        11,253
  2005                                         5.20                              5.42                         3,234
  2004                                         5.00 (05/28/2004)                 5.20                           246

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
Fidelity(R) VIP Freedom Income Portfolio
  2010                                        $6.07                             $6.52                       21,626
  2009                                         5.28                              6.07                       23,716
  2008                                         5.89                              5.28                       33,445
  2007                                         5.43                              5.89                        8,957
  2006                                         5.14                              5.43                        1,709
  2005                                         5.00 (5/20/2005)                  5.14                          394
Fidelity(R) VIP Freedom 2005 Portfolio
  2010                                        $5.95                             $6.62                        2,027
  2009                                         4.83                              5.95                        2,165
  2008                                         6.35                              4.83                        2,187
  2007                                         5.84                              6.35                        3,833
  2006                                         5.38 (01/01/2006)                 5.84                        4,820
Fidelity(R) VIP Freedom 2010 Portfolio
  2010                                        $5.95                             $6.72                       12,988
  2009                                         4.78                              5.95                       14,538
  2008                                         6.38                              4.78                       16,102
  2007                                         5.87                              6.38                        6,524
  2006                                         5.40 (01/01/2006)                 5.87                          459
Fidelity(R) VIP Freedom 2015 Portfolio
  2010                                        $6.02                             $6.81                       41,985
  2009                                         4.80                              6.02                       13,907
  2008                                         6.58                              4.80                       12,972
  2007                                         6.02                              6.58                       10,164
  2006                                         5.39                              6.02                        9,001
  2005                                         5.00 (5/20/2005)                  5.39                        1,355
Fidelity(R) VIP Freedom 2020 Portfolio
  2010                                        $5.87                             $6.72                       23,589
  2009                                         4.55                              5.87                       11,356
  2008                                         6.76                              4.55                       10,815
  2007                                         6.13                              6.76                        8,857
  2006                                         5.55 (01/01/2006)                 6.13                        4,890
Fidelity(R) VIP Freedom 2025 Portfolio
  2010                                        $5.87                             $6.79                       15,668
  2009                                         4.51                              5.87                        9,297
  2008                                         6.85                              4.51                        8,228
  2007                                         6.20                              6.85                        6,314
  2006                                         5.59 (01/01/2006)                 6.20                        6,168
Fidelity(R) VIP Freedom 2030 Portfolio
  2010                                        $5.71                             $6.63                       27,104
  2009                                         4.34                              5.71                       24,536
  2008                                         7.00                              4.34                       30,887
  2007                                         6.29                              7.00                       21,864
  2006                                         5.65 (01/01/2006)                 6.29                       20,827

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
Fidelity(R) VIP Asset Manager(SM) Portfolio
  2010                                        $6.69                             $7.64                         346,033
  2009                                         5.18                              6.69                         500,161
  2008                                         7.27                              5.18                         665,412
  2007                                         6.29                              7.27                         853,309
  2006                                         5.86                              6.29                       1,093,664
  2005                                         5.63                              5.86                       1,334,763
  2004                                         5.34                              5.63                       1,618,248
  2003                                         4.53                              5.34                       1,786,207
  2002                                         4.96                              4.53                       1,699,659
  2001                                         5.17                              4.96                       1,589,777
Fidelity(R) VIP Contrafund(R) Portfolio
  2010                                        $7.62                             $8.93                         974,373
  2009                                         5.61                              7.62                       1,162,503
  2008                                         9.76                              5.61                       1,312,556
  2007                                         8.30                              9.76                       1,644,691
  2006                                         7.43                              8.30                       1,923,434
  2005                                         6.36                              7.43                       2,175,445
  2004                                         5.50                              6.36                       2,268,110
  2003                                         4.28                              5.50                       2,326,389
  2002                                         4.73                              4.28                       2,128,787
  2001                                         5.39                              4.73                       1,598,992
Fidelity(R) VIP Equity-Income Portfolio
  2010                                        $5.74                             $6.61                         421,113
  2009                                         4.41                              5.74                         517,963
  2008                                         7.69                              4.41                         758,508
  2007                                         7.57                              7.69                       1,003,896
  2006                                         6.30                              7.57                       1,218,706
  2005                                         5.95                              6.30                       1,163,221
  2004                                         5.34                              5.95                       1,458,809
  2003                                         4.09                              5.34                       1,565,255
  2002                                         4.93                              4.09                       1,365,713
  2001                                         5.19                              4.93                         809,426
Fidelity(R) VIP Growth Portfolio
  2010                                        $4.32                             $5.36                         710,300
  2009                                         3.37                              4.32                         858,000
  2008                                         6.37                              3.37                       1,017,764
  2007                                         5.02                              6.37                       1,280,750
  2006                                         4.70                              5.02                       1,564,742
  2005                                         4.44                              4.70                       1,865,701
  2004                                         4.30                              4.44                       2,285,066
  2003                                         3.23                              4.30                       2,516,096
  2002                                         4.63                              3.23                       2,349,525
  2001                                         5.62                              4.63                       2,272,877

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
Fidelity(R) VIP High Income Portfolio
  2010                                        $6.13                             $6.98                         401,334
  2009                                         4.26                              6.13                         447,071
  2008                                         5.68                              4.26                         508,118
  2007                                         5.53                              5.68                         421,604
  2006                                         4.97                              5.53                         475,546
  2005                                         4.84                              4.97                         550,324
  2004                                         4.41                              4.84                         599,767
  2003                                         3.47                              4.41                       1,018,982
  2002                                         3.35                              3.47                         490,498
  2001                                         3.80                              3.35                         441,105
Fidelity(R) VIP Index 500 Portfolio
  2010                                        $4.98                             $5.72                       1,434,663
  2009                                         3.93                              4.98                       1,803,860
  2008                                         6.24                              3.93                       2,074,157
  2007                                         5.92                              6.24                       2,656,901
  2006                                         5.11                              5.92                       3,133,386
  2005                                         4.88                              5.11                       3,823,741
  2004                                         4.41                              4.88                       4,289,798
  2003                                         3.43                              4.41                       4,427,110
  2002                                         4.42                              3.43                       3,866,013
  2001                                         5.02                              4.42                       3,164,881
Fidelity(R) VIP Mid-Cap Portfolio
  2010                                        $6.50                             $8.36                          40,958
  2009                                         5.00 (05/01/2009)                 6.50                          45,920
Fidelity(R) VIP Overseas Portfolio
  2010                                        $6.45                             $7.30                         250,456
  2009                                         5.10                              6.45                         286,963
  2008                                         9.07                              5.10                         422,485
  2007                                         7.74                              9.07                         520,205
  2006                                         6.55                              7.74                         572,209
  2005                                         5.50                              6.55                         417,901
  2004                                         4.84                              5.50                         400,637
  2003                                         3.38                              4.84                         399,726
  2002                                         4.24                              3.38                         206,101
  2001                                         5.37                              4.24                         161,593
Franklin SmallCap Value Securities Fund
  2010                                        $4.33                             $5.56                           2,085
  2009                                         3.34                              4.33                             659
  2008                                         5.00 (05/01/2008)                 3.34                           1,007
Franklin Templeton VIP Founding Funds Allocation Fund
  2010                                        $4.39                             $4.86                           8,284
  2009                                         3.36                              4.39                           9,640
  2008                                         5.00 (05/01/2008)                 3.36                           2,938

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
Invesco V.I Core Equity Fund
  2010                                        $6.24                             $6.81                           185
  2009                                         5.00 (05/01/2009)                 6.24                           169
Invesco V.I Dynamics Fund
  2010                                        $5.65                             $7.00                        51,495
  2009                                         3.97                              5.65                        59,829
  2008                                         7.64                              3.97                       104,188
  2007                                         6.81                              7.64                       138,229
  2006                                         5.87                              6.81                       117,449
  2005                                         5.30                              5.87                       154,113
  2004                                         4.67                              5.30                       166,468
  2003                                         3.38                              4.67                       238,724
  2002                                         5.05                              3.38                       117,347
  2001                                         5.00 (08/28/2001)                 5.05                        21,967
Invesco V.I Financial Services Fund
  2010                                        $2.99                             $3.30                        28,972
  2009                                         2.35                              2.99                        35,372
  2008                                         5.79                              2.35                        56,641
  2007                                         7.44                              5.79                        50,579
  2006                                         6.39                              7.44                        51,341
  2005                                         6.04                              6.39                        61,655
  2004                                         5.49                              6.04                        71,726
  2003                                         4.24                              5.49                        76,523
  2002                                         5.02                              4.24                        67,306
  2001                                         5.00 (08/28/2001)                 5.02                         7,568
Invesco V.I Global Health Care Fund
  2010                                        $6.07                             $6.40                        73,927
  2009                                         4.76                              6.07                        84,219
  2008                                         6.66                              4.76                       112,493
  2007                                         5.96                              6.66                       153,644
  2006                                         5.66                              5.96                       168,054
  2005                                         5.24                              5.66                       164,379
  2004                                         4.79                              5.24                       177,050
  2003                                         3.76                              4.79                       189,880
  2002                                         5.02                              3.76                       146,777
  2001                                         5.00 (08/28/2001)                 5.02                        14,080

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
Invesco V.I Global Real Estate Fund
  2010                                        $11.32                            $13.31                        91,009
  2009                                          8.61                             11.32                        98,170
  2008                                         15.55                              8.61                       123,429
  2007                                         16.46                             15.55                       132,211
  2006                                         11.55                             16.46                       167,271
  2005                                         10.11                             11.55                       138,660
  2004                                          7.28                             10.11                       127,962
  2003                                          5.27                              7.28                       143,127
  2002                                          4.98                              5.27                       105,438
  2001                                          5.00 (08/28/2001)                 4.98                         1,428
Invesco V.I High Yield Fund
  2010                                         $7.11                             $8.07                        89,273
  2009                                          4.65                              7.11                       101,928
  2008                                          6.26                              4.65                       124,470
  2007                                          6.18                              6.26                       138,199
  2006                                          5.58                              6.18                       142,719
  2005                                          5.43                              5.58                       103,048
  2004                                          5.77                              5.43                       107,492
  2003                                          4.41                              5.77                       118,212
  2002                                          4.48                              4.41                        66,804
  2001                                          5.00 (08/28/2001)                 4.48                         5,869
Invesco V.I Utilities Fund
  2010                                         $7.17                             $7.62                        84,096
  2009                                          6.24                              7.17                       110,280
  2008                                          9.22                              6.24                       152,300
  2007                                          7.65                              9.22                       179,058
  2006                                          6.09                              7.65                       189,391
  2005                                          5.22                              6.09                       238,333
  2004                                          4.07                              5.22                       193,329
  2003                                          3.46                              4.07                       194,039
  2002                                          4.45                              3.46                       147,633
  2001                                          5.00 (08/28/2001)                 4.45                        10,269
Janus Aspen Flexible Bond Portfolio
  2010                                         $9.56                            $10.33                       703,581
  2009                                          8.45                              9.56                       693,205
  2008                                          7.97                              8.45                       934,084
  2007                                          7.44                              7.97                     1,055,264
  2006                                          7.14                              7.44                     1,035,023
  2005                                          7.00                              7.14                     1,133,288
  2004                                          6.74                              7.00                     1,209,486
  2003                                          6.33                              6.74                     1,322,754
  2002                                          5.73                              6.33                     1,139,282
  2001                                          5.32                              5.73                       505,442

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
Janus Aspen Forty Portfolio
  2010                                        $4.02                              $4.29                         19,831
  2009                                         2.75                               4.02                         40,327
  2008                                         5.00 (05/01/2008)                  2.75                         40,662
Janus Aspen International Growth Portfolio
  2010                                        $7.20                              $9.00                         14,767
  2009                                         5.00 (05/01/2009)                  7.20                          2,426
Janus Aspen Perkins Mid-Cap Value Portfolio
  2010                                        $6.14                              $7.09                          4,766
  2009                                         5.00 (05/01/2009)                  6.14                             34
Janus Aspen Worldwide Growth Portfolio
  2010                                        $5.02                              $5.81                        536,680
  2009                                         3.64                               5.02                        638,479
  2008                                         6.58                               3.64                        776,675
  2007                                         6.00                               6.58                      1,045,095
  2006                                         5.08                               6.00                      1,253,535
  2005                                         4.80                               5.08                      1,555,458
  2004                                         4.58                               4.80                      1,867,012
  2003                                         3.69                               4.58                      2,092,184
  2002                                         4.96                               3.69                      2,096,588
  2001                                         6.39                               4.96                      1,730,283
Neuberger Berman AMT Mid-Cap Growth Portfolio
  2010                                        $6.36                              $8.19                          2,178
  2009                                         5.00 (05/01/2009)                  6.36                              0
Neuberger Berman AMT Regency Portfolio
  2010                                        $8.20                             $10.34                         34,851
  2009                                         5.59                               8.20                         40,048
  2008                                        10.32                               5.59                         51,848
  2007                                         9.99                              10.32                         69,051
  2006                                         8.99                               9.99                        186,958
  2005                                         8.02                               8.99                        208,936
  2004                                         6.56                               8.02                         50,210
  2003                                         5.00 (05/01/2003)                  6.56                          1,849
Neuberger Berman AMT Short Duration Bond Portfolio
  2010                                        $5.53                              $5.82                         22,867
  2009                                         4.88                               5.53                         23,831
  2008                                         5.64                               4.88                         33,067
  2007                                         5.38                               5.64                        269,409
  2006                                         5.16                               5.38                        345,391
  2005                                         5.09                               5.16                        264,856
  2004                                         5.05                               5.09                        136,858
  2003                                         5.00 (05/01/2003)                  5.05                          1,301

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
Neuberger Berman AMT SmallCap Growth Portfolio
  2010                                        $5.70                             $6.82                        13,455
  2009                                         4.65                              5.70                        12,936
  2008                                         7.68                              4.65                        18,379
  2007                                         7.64                              7.68                        26,946
  2006                                         7.26                              7.64                        33,875
  2005                                         7.05                              7.26                        30,581
  2004                                         6.30                              7.05                        37,186
  2003                                         5.00 (05/01/2003)                 6.30                         7,165
Pioneer Emerging Markets VCT Portfolio
  2010                                        $3.91                             $4.53                        87,506
  2009                                         2.24                              3.91                        61,792
  2008                                         5.00 (05/01/2008)                 2.24                        53,766
Pioneer Equity Income VCT Portfolio
  2010                                        $6.16                             $7.34                             -
  2009                                         5.00 (05/01/2009)                 6.16                             0
Pioneer Fund VCT Portfolio
  2010                                        $4.31                             $5.00                       322,531
  2009                                         3.45                              4.31                       353,352
  2008                                         5.24                              3.45                       374,712
  2007                                         4.99                              5.24                       404,706
  2006                                         4.28                              4.99                       269,225
  2005                                         4.03                              4.28                       329,696
  2004                                         3.74                              4.03                       355,113
  2003                                         3.00                              3.74                       401,646
  2002                                         4.05                              3.00                       420,636
  2001                                         4.47                              4.05                       418,561
Pioneer Growth Opportunities VCT Portfolio
  2010                                        $7.12                             $8.56                       159,824
  2009                                         4.92                              7.12                       210,665
  2008                                         7.63                              4.92                       262,116
  2007                                         7.94                              7.63                       395,125
  2006                                         7.52                              7.94                       534,216
  2005                                         7.05                              7.52                       608,499
  2004                                         5.76                              7.05                       758,107
  2003                                         4.03                              5.76                       805,764
  2002                                         6.47                              4.03                       623,788
  2001                                         5.43                              6.47                       409,107
Royce Small-Cap Portfolio
  2010                                        $4.79                             $5.78                         2,875
  2009                                         3.54                              4.79                         5,233
  2008                                         5.00 (05/01/2008)                 3.54                        12,112

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
T. Rowe Price Blue Chip Growth Portfolio
  2010                                        $5.75                              $6.69                        111,686
  2009                                         4.04                               5.75                         98,021
  2008                                         7.03                               4.04                         41,261
  2007                                         6.23                               7.03                         32,017
  2006                                         5.68                               6.23                         13,830
  2005                                         5.00 (04/20/2005)                  5.68                         13,291
T. Rowe Price Equity Income Portfolio
  2010                                        $6.93                              $7.97                        867,947
  2009                                         5.52                               6.93                      1,045,722
  2008                                         8.63                               5.52                      1,332,734
  2007                                         8.36                               8.63                      1,762,315
  2006                                         7.03                               8.36                      2,155,931
  2005                                         6.76                               7.03                      2,448,055
  2004                                         5.89                               6.76                      2,691,703
  2003                                         4.69                               5.89                      2,840,459
  2002                                         5.40                               4.69                      2,647,960
  2001                                         5.32                               5.40                      1,537,211
T. Rowe Price Limited-Term Bond Portfolio
  2010                                        $8.00                              $8.25                        371,687
  2009                                         7.39                               8.00                        410,009
  2008                                         7.28                               7.39                        551,377
  2007                                         6.90                               7.28                        457,695
  2006                                         6.63                               6.90                        542,508
  2005                                         6.51                               6.63                        657,395
  2004                                         6.44                               6.51                        798,838
  2003                                         6.17                               6.44                        808,155
  2002                                         5.86                               6.17                        698,214
  2001                                         5.40                               5.86                        238,860
T. Rowe Price Mid-Cap Growth Portfolio
  2010                                        $8.14                             $10.42                        294,988
  2009                                         5.59                               8.14                        369,055
  2008                                         9.27                               5.59                        451,375
  2007                                         7.89                               9.27                        630,919
  2006                                         7.40                               7.89                        848,889
  2005                                         6.45                               7.40                        964,924
  2004                                         5.45                               6.45                      1,030,272
  2003                                         3.94                               5.45                      1,038,125
  2002                                         5.00                               3.94                        802,660
  2001                                         5.05                               5.00                        331,592
Templeton Foreign Securities Fund
  2010                                        $6.86                              $7.43                         94,184
  2009                                         5.00 (05/01/2009)                  6.86                         88,946

*All Investment Accounts represent Class A units.

                                           ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD         AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                         ----------------------         ----------------       ----------------------------
Templeton Global Bond Securities Fund
  2010                                        $6.02                             $6.90                        52,979
  2009                                         5.06                              6.02                        31,588
  2008                                         5.00 (05/01/2008)                 5.06                        40,153
The Timothy Plan(R) Conservative Growth Portfolio
  2010                                        $5.37                             $6.19                        74,460
  2009                                         4.63                              5.69                       151,523
  2008                                         6.48                              4.63                       122,346
  2007                                         5.96                              6.48                       126,219
  2006                                         5.46                              5.96                        46,111
  2005                                         5.00 (04/20/2005)                 5.46                        29,863
The Timothy Plan(R) Strategic Growth Portfolio
  2010                                        $5.37                             $6.19                        74,460
  2009                                         4.15                              5.37                        82,233
  2008                                         6.86                              4.15                       115,199
  2007                                         6.23                              6.86                        95,981
  2006                                         5.74                              6.23                       218,905
  2005                                         5.00 (04/20/2005)                 5.67                       212,851
Vanguard(R) VIF Diversified Value Portfolio
  2010                                        $4.37                             $4.78                        84,379
  2009                                         3.44                              4.37                        84,534
  2008                                         5.00 (05/01/2008)                 3.44                         3,094
Vanguard(R) VIF Mid-Cap Index Portfolio
  2010                                        $5.85                             $7.33                       104,670
  2009                                         4.17                              5.85                       111,551
  2008                                         7.16                              4.17                       146,628
  2007                                         6.75                              7.16                       137,813
  2006                                         5.93                              6.75                       103,507
  2005                                         5.00 (04/20/2005)                 5.93                        27,148
Vanguard(R) VIF Small Company Growth Portfolio
  2010                                        $5.74                             $7.56                        41,844
  2009                                         4.12                              5.74                        38,627
  2008                                         6.80                              4.12                        30,709
  2007                                         6.56                              6.80                        89,395
  2006                                         5.95                              6.56                        27,885
  2005                                         5.00 (04/20/2005)                 5.95                         6,694
Vanguard(R) VIF Total Bond Market Index Portfolio
  2010                                        $6.32                             $6.73                       197,862
  2009                                         5.96                              6.32                       190,234
  2008                                         5.67                              5.96                       181,417
  2007                                         5.30                              5.67                        76,118
  2006                                         5.08                              5.30                        54,027
  2005                                         5.00 (04/20/2005)                 5.08                         9,616

*All Investment Accounts represent Class A units.

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and Annuity business. At December 31, 2010, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $24.4 billion and had equity of $1.9 billion.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds. Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of, Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds , Janus Aspen Series, Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

REVENUE AUL RECEIVES

Under the agreements listed in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12B-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying fund portfolio assets. Contract Owners and/or Participants, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide advice on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FUND                                                             OBJECTIVE
----                                                             ---------
Alger LargeCap Growth Portfolio                                  Seeks long-term capital appreciation.
Alger Small-Cap Growth Portfolio                                 Seeks long-term capital appreciation.
AllianceBernstein VPS International Growth Portfolio             Seeks long-term capital growth.
AllianceBernstein VPS International Value Portfolio              Seeks long-term capital growth.
AllianceBernstein VPS Small/Mid Cap Value Portfolio              Seeks long-term growth of capital.
American Century(R) VP Income & Growth Portfolio                 Seeks capital growth and income.
American Century(R) VP International Fund                        Seeks capital growth.
American Century(R) VP Mid Cap Value Fund                        Seeks long-term growth of capital and seeks income as a
                                                                   secondary objective.
American Century(R) VP Ultra  (R)                                Seeks long-term capital growth.
American Century(R) VP Vista(SM)                                 Seeks long-term capital growth.
Calvert Social Mid-Cap Growth Portfolio                          Seeks long-term capital appreciation.
Columbia Variable Portfolio - Short Duration US Government       Seeks high level of current income and safety of principal.
  Fund (Formerly, Columbia Federal Securities Fund)(1)
Columbia Variable Portfolio - Small Cap Value Fund               Seeks long-term capital appreciation.
  (Formerly Columbia Small Cap Value Fund)(2)
Dreyfus DIP, Technology Growth Portfolio                         Seeks capital appreciation.
Dreyfus IP, Small-Cap Stock Index Portfolio                      Seeks to match the performance of the S&P Small Cap 600(R) Index
Dreyfus Variable Investment Portfolio, Appreciation Portfolio    Seeks long-term capital and seeks current income as a
                                                                   secondary objective.
Fidelity(R) VIP Freedom Income Portfolio                         Seeks high total return with a secondary objective of principal preservation.
Fidelity(R) VIP Freedom 2005 Portfolio                           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2010 Portfolio                           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

FUND                                                             OBJECTIVE
----                                                             ---------
Fidelity(R) VIP Freedom 2015 Portfolio                           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2020 Portfolio                           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2025 Portfolio                           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2030 Portfolio                           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Asset Manager(SM) Portfolio                      Seeks to obtain high total return.
Fidelity(R) VIP Contrafund(R) Portfolio                          Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio                          Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio                                 Seeks long-term capital appreciation.
Fidelity(R) VIP High Income Portfolio                            Seeks a high level of current income, while also considering growth of capital.
Fidelity(R) VIP Index 500 Portfolio                              Seeks results that correspond to the total return of common stocks that comprise the by the S&P 500(R) Index.
Fidelity(R) VIP Mid-Cap Portfolio                                Seeks long-term growth of capital.
Fidelity(R) VIP Overseas Portfolio                               Seeks long-term capital appreciation.
Franklin Small-Cap Value Securities Fund                         Seeks long-term capital growth.
Franklin Templeton VIP Founding Funds Allocation Fund            Seeks capital appreciation and income as a secondary objective.
Invesco V.I. Core Equity Fund                                    Seeks growth of capital.
Invesco V.I. Capital Development Fund                            Seeks long-term growth of capital.
  (Formerly Invesco V.I. Dynamics Fund)(3)
Invesco V.I Dividend Growth Fund                                 Seeks current income and long-term growth of income and capital.
  (Formerly Invesco V.I. Financial Services Fund)(4)
Invesco V.I. Global Health Care Fund                             Seeks long-term capital growth.
Invesco V.I. Global Real Estate Fund                             Seeks high total return.
Invesco V.I. High Yield Fund                                     Seeks a high level of current income.
Invesco V.I. International Growth Fund                           Seeks long-term capital growth.
Invesco V.I. Utilities Fund                                      Seeks capital growth and current income.
Janus Aspen Flexible Bond Portfolio                              Seeks to obtain maximum total return.
Janus Aspen Forty Portfolio                                      Seeks long-term growth of capital.
Janus Aspen International Growth Portfolio                       Seeks long-term capital growth
Janus Aspen Perkins Mid Cap Value Portfolio                      Seeks capital appreciation.
Janus Aspen Worldwide Growth Portfolio                           Seeks long-term capital growth.
Neuberger Berman AMT Mid-Cap Growth Portfolio                    Seeks growth of capital.
Neuberger Berman AMT Regency Portfolio                           Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio               Seeks highest available income and total return as a secondary objective.
Neuberger Berman AMT Small-Cap Growth Portfolio                  Seeks long-term capital growth.
OneAmerica Asset Director Portfolio                              Seeks to provide high total return.
OneAmerica Investment Grade Bond Portfolio                       Seeks a high level of income and capital appreciation as a secondary objective.
OneAmerica Money Market Portfolio                                Seeks to provide a level of current income.
OneAmerica Value Portfolio                                       Seeks long-term capital appreciation and current investment income as a secondary objective.
Pioneer Emerging Markets VCT Portfolio                           Seeks long-term growth of capital.
Pioneer Equity Income VCT Portfolio                              Seeks current income and long-term growth of capital.
Pioneer Fund VCT Portfolio                                       Seeks reasonable income and capital growth.
Pioneer Growth Opportunities VCT Portfolio                       Seeks capital growth.
Royce Small-Cap Portfolio                                        Seeks long-term capital growth.
T. Rowe Price Blue Chip Growth Portfolio                         Seeks to provide long-term growth and seeks income as a
                                                                   secondary objective.
T. Rowe Price Equity Income Portfolio                            Seeks high current income and long-term capital growth.
T. Rowe Price Limited-Term Bond Portfolio                        Seeks high level of current income.
T. Rowe Price Mid-Cap Growth Portfolio                           Seeks long-term capital appreciation.
Templeton Foreign Securities Fund                                Seeks long-term capital growth.
Templeton Global Bond Securities Fund                            Seeks current income with a secondary objective of
                                                                   capital appreciation.
The Timothy Plan(R) Conservative Growth Portfolio                Seeks long-term capital growth.
The Timothy Plan(R) Strategic Growth Portfolio                   Seeks long-term capital growth.
Vanguard(R) VIF Diversified Value Portfolio                      Seeks long-term capital growth and income.
Vanguard(R) VIF Mid-Cap Index Portfolio                          Seeks to track the performance of the MSCI(R)
                                                                   US Mid Cap 450 Index.
Vanguard(R) VIF Small Company Growth Portfolio                   Seeks long term capital appreciation.
Vanguard(R) VIF Total Bond Market Index Portfolio                Seeks to track the performance of the Barclays Capital
                                                                   U.S. Aggregate Bond Index.

(1) As of April 29, 2011, the Columbia Federal Securities Fund, Variable Series will merge into the Columbia Variable Portfolio - Short Duration US Government Fund.
(2) As of May 2, 2011, the Columbia Small Cap Value Fund, Variable Series will be renamed to the Columbia Variable Portfolio - Small Cap Value.
(3) As of May 1, 2011, the Invesco V.I. Dynamics Fund will merge into the Invesco V.I. Capital Development Fund.
(4) As of May 1, 2011, the Invesco V.I. Financial Services Fund will merge into the Invesco V.I. Dividend Growth Fund.

                                  THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1)self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2)pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3)Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4)individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5)deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

           PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

PREMIUMS UNDER THE CONTRACTS

Premium payments under Flexible Premium Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums for Flexible Premium Contracts may vary in amount and frequency but each Premium payment must be at least $50 if paying Premiums through monthly APP (Automatic Premium Payment).

Otherwise, the minimum is $1,000. Premiums may not total more than $1 million in each of the first two (2) Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-Qualified Contracts or $30,000 for Qualified Contracts, unless otherwise agreed to by AUL.

For One (1) Year Flexible Premium Contracts, Premiums may vary in amount and frequency except that additional Premiums will only be accepted during the first Contract Year. Each such Premium payment must be at least $1,000; Premiums must total at least $5,000 in the first Contract Year for non-qualified plans and $2,000 in the first Contract Year for qualified plans, and all Premiums combined may not exceed $1,000,000 unless otherwise agreed to by AUL.

If the minimum Premium amounts under Flexible Premium or One (1) Year Flexible Premium Contracts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second (2nd) Business Day after it is received by AUL at its Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Corporate Office. AUL reserves the right to refuse to accept new Premiums for a contract at any time.

RIGHT TO EXAMINE PERIOD

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement accounts, created under 408(a) and 408(b) Plans (if returned within seven (7) days of receipt).

ALLOCATION OF PREMIUMS

At the time the Owner purchases the Contract, the Owner specifies the percentage of a Premium to be allocated to the Investment Accounts and to the Fixed Account(s). The sum of the allocations must equal 100 percent, with at least 1 percent of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Corporate Office. The change will apply to the Premium payments received with or after receipt of the notice.

The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the allocation instructions on the date AUL receives the Premium at AUL's Corporate Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which AUL receives the Premium at the Corporate Office.

In those states that require the refund of the greater of Premiums paid or Account Value, AUL generally allocates all Premiums received (as well as any Credit applied) to AUL's General Account prior to the end of the "right to examine" period. AUL will credit interest daily on Premiums so allocated. However, AUL reserves the right to allocate Premiums to the available Fixed Account(s) and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the "right to examine" period. At the end of the Right to Examine period, AUL transfers the Net Premium and interest to the Fixed Account(s)and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the right to examine period, solely as it applies to this transfer, AUL assumes that receipt of this Contract occurs five (5) calendar days after the Contract Date.

TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at the Corporate Office. The minimum amount that may be transferred from any one (1) Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account, provided however, that amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20 percent of the Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Account Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.

Part of a Contract Owner's Fixed Account Value may be transferred to one or more Investment Accounts of the Variable Account during the Accumulation Period subject to certain limitations as described in "The Fixed Account(s)." Transfers into some investment accounts could result in termination of certain riders.

ABUSIVE TRADING PRACTICES

LATE TRADING

Some investors attempt to profit from trading in funds after the close of the market, but before the fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its Portfolios. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates either AUL's or any other Fund's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Fund. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the DCA Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of DCA over a six (6) month period.

                     TRANSFER                 UNIT                  UNITS
MONTH                 AMOUNT                 VALUE                PURCHASED
-----                --------                -----                ---------
  1                   $1,000                  $20                   50
  2                   $1,000                  $25                   40
  3                   $1,000                  $30                   33.333
  4                   $1,000                  $40                   25
  5                   $1,000                  $35                   28.571
  6                   $1,000                  $30                   33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers six (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

There is currently no fee for the DCA Program. Transfers under the DCA Program will not count toward the twenty-four (24) free transfers granted to each Contract per year.

Under the DCA Program, the Owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the MMIA to continue the DCA Program, whichever occurs first.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to any of the Fixed Accounts are not permitted under the DCA Program. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer. AUL offers the DCA to Contract Owners at no charge and AUL reserves the right to temporarily discontinue, terminate, or change the DCA Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the DCA Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at the Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.

PORTFOLIO REBALANCING PROGRAM

The Owner may elect to automatically adjust the Owner's Investment Account balances to be consistent with the allocation most recently requested. This will be done on a monthly, quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the free transfers permitted each Policy year. If the DCA program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the DCA.

The Owner may elect this Portfolio Rebalancing Program at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when the Owner requests any transfer or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Portfolio Optimization Program, as annual rebalancing is independently a part of that Portfolio Rebalancing Program.

PORTFOLIO OPTIMIZATION PROGRAM

THE PROGRAM

Portfolio Optimization is an asset allocation service that AUL offers at no additional charge for use within this variable Annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For the Owner's variable Annuity, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of the Program, AUL has developed several asset allocation models ("Portfolio Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial Premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent Premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

If the Owner subscribes to Portfolio Optimization, AUL will serve as the Owner's investment advisor for the Program, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.

On a periodic basis (typically annually) or when AUL believes appropriate, the Portfolio Optimization Models are evaluated and the Models are updated. If the Owner subscribes to Portfolio Optimization, AUL will automatically reallocate the Owner's Account Value in accordance with the Model the Owner selects as it is updated from time to time based on discretionary authority that the Owner grants to AUL, unless the Owner instructs AUL otherwise. For more information on AUL's role as investment advisor for the Program, please see AUL's brochure from AUL's Form ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus. In developing and periodically updating the Portfolio Optimization Models, AUL currently relies on the recommendations of an independent third-party analytical firm. AUL may change the firm that AUL uses from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

THE PORTFOLIO OPTIMIZATION MODELS

AUL may offer five (5) asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, AUL will automatically reallocate the Owner's Account Value (and subsequent Premiums, if applicable) in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options in which the Owner is invested, will automatically change and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model. AUL requires that the Owner grant AUL discretionary investment authority to periodically reallocate the Owner's Account Value (and subsequent Premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model the Owner has selected, if the Owner wishes to participate in Portfolio Optimization.

When AUL updates the Portfolio Optimization Models, AUL will send the Owner a written notice of the updated Models at least thirty (30) days in advance of the date AUL intends the updated version of the Model to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with the Owner's registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to the Owner's financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with the Owner's registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with the Owner's registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or the Owner's registered representative assess the Owner's financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.

QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.

RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of The Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one (1) Portfolio may provide a higher fee to AUL than another Portfolio, and provide AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions.

As advisor to OneAmerica Funds, Inc., AUL monitors performance of the Portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. AUL does not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). AUL believes our reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

The Owner may change the Owner's model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Program at any time.

BONUS PROGRAMS

AUL may offer, under certain circumstances, potential customers the opportunity to exchange their non-AUL contracts for Contracts offered herein with an additional bonus-up of qualifying first year Premium ("Exchange Offer"). AUL, from its General Account, will provide a 4 percent bonus to each new contractholder who accepts the offer, which is based on the value of the contract surrendered (the "Exchanged Contract") in exchange for the AUL Contract (the "New Contract"). The Bonus will be applied to the New Contract after the expiration of the Right to Examine Period. (For purposes of determining the end of the Right to Examine Period, solely as it relates to the application of the Bonus, AUL assumes that receipt of this policy occurs five (5) calendar days after the Contract Date. See "Right to Examine Period.") These programs may not be available in all states.

After expiration of the new Contract's Right to Examine Period, withdrawals will be governed by the terms of the New Contract for purposes of calculating any contingent deferred sales charges ("Withdrawal Charges"; see "Withdrawal Charge"). The Exchange Offer will be communicated to potential clients by providing them with a prospectus for the new Contracts and the Select Point Bonus Program disclosure form.

This Exchange Offer is not available to current AUL customers desiring to exchange their current AUL Contracts for a new AUL Contract with a bonus-up of Account Value. Furthermore, the Exchange Offer may only be available with certain plans. For example, the Guaranteed Minimum Account Value Rider is not available to Contracts purchased through the Exchange Offer.

The Exchange Offer may be available to customers, both current and potential, paying cash rather than exchanging Account Value into the New Contract.

Potential customers should be advised that the Exchange Offer is specifically designed for those customers who intend to continue to hold their Contracts as long-term investment vehicles. The Exchange Offer is not intended for all potential customers and is especially not appropriate for any customer who anticipates surrendering all or a significant part (i.e., more than the 12 percent Free Withdrawal Amount on an annual basis) of his or her Contract before the expiration of the ten (10) year Withdrawal Charge period. The Exchange Offer will result in the imposition of a new Withdrawal Charge period regardless of the customer's current withdrawal charge period of the Exchanged Contract.

If a Contract is surrendered during the new Withdrawal Charge period, the 4 percent bonus may be more than offset by the Withdrawal Charge; and a potential customer may be worse off than if the exchange had not been made. The potential customer should also compare the Mortality and Expense Risk charges, and other charges, of the Exchanged Contract and the New Contract to be certain that the New Contract does not deduct higher charges, thus offsetting the benefit of the bonus paid.

The Exchange Program bonus will only apply to qualifying first year Premium. Initial deposits of $10,000 or more will qualify for a bonus. Any initial deposit of less than $10,000 will not be eligible for a bonus; however, initial deposits of less than $10,000 will be aggregated with subsequent deposits of Premium in the first Contract Year and AUL will pay a bonus on the aggregated amount at the end of the first Contract Year provided such aggregation totals $10,000 by the end of the first Contract Year.

To accept the Exchange Offer, the potential client must sign the "SelectPoint Plus Bonus Program" disclosure form in addition to any customary applications and paperwork.

AUL reserves the right to withdraw or modify the Exchange Offer at any time.

CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the MMIA was initially set at one dollar ($1) and all the other Investment Accounts were initially set at five dollars ($5.) Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) where:

(a) is equal to:

    (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes, if any, paid or reserved for AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period plus the per share credit or charge for any taxes reserved for the immediately preceding valuation period.

                           CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.

WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, then depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period. The withdrawal charge period varies depending upon whether the Contract is a Flexible Premium Contract or a One (1) Year Flexible Premium Contract. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12 percent of Account Value at the beginning of the Contract Year in which the withdrawal is being made. Any transfer of Account Value from the non-MVA Fixed Account to the Variable Account will reduce the Free Withdrawal Amount by the amount transferred.

The chart below illustrates the amount of the withdrawal charge that applies to the Contracts based on the number of years that the Contract has been in existence.

                           CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT
                        --------------------------------------------------------------
Contract Year            1      2      3      4      5      6      7      8      9       10     11 or more
-------------           ---    ---    ---    ---    ---    ---    ---    ---    ---     ----    ----------
Flexible Premium
  Contracts             10%     9%     8%     7%     6%     5%     4%     3%     2%      1%         0%
One Year Flexible
  Premium Contracts      7%     6%     5%     4%     3%     2%     1%     0%     0%      0%         0%

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One (1) Year Flexible Premium Contract. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

A withdrawal charge may be assessed upon annuitization of a Contract. No withdrawal charge will apply if a life Annuity or survivorship Annuity option is selected and if the Contract is in its fifth (5th) Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise the withdrawal charge will apply. A withdrawal may result in taxable income to the Contract Owner.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One Year Flexible Premium Contract.

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

ANNUAL CONTRACT FEE

AUL deducts an annual Contract fee from each Owner's Account Value equal to the lesser of 2 percent of the Account Value or $30 a year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The Annual Contract Fee is waived on each Contract Anniversary when the Account Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.

OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed.

RIDER CHARGES

The addition of any riders will result in additional charges which will be deducted proportionately from the Account Value allocated among the Investment Account(s). Please see the Expense Table for a detail of rider charges. Riders available include the Enhanced Death Benefit Rider, the Guaranteed Minimum Annuitization Benefit Rider, and the Guaranteed Account Value Rider. For further information regarding these riders, please see "Optional Benefits."

THE GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER AND THE GUARANTEED MINIMUM ACCOUNT VALUE RIDER ARE NOT AVAILABLE FOR NEW CONTRACTS SOLD ON OR AFTER MAY 1, 2009, NOR CAN EITHER RIDER BE ADDED AFTER ISSUE ON OR AFTER MAY 1, 2009.

VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another Annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the mortality and expense risk charge shall not increase once a Contract has been sold. AUL reserves the right to increase the mortality and expense risk charge on future Contracts. AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

                                  DISTRIBUTIONS
CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time after the Right to Examine period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at the Corporate Office. Generally, surrender or withdrawal requests will be paid within seven calendar days. Withdrawals are not available during the Right to Examine Period.

If AUL receives Proper Notice of a full surrender request, AUL will pay the Owner's Net Cash Value as of the end of the Valuation Period.

A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative Market Value Adjustment on the amounts withdrawn from the MVA Fixed Accounts, and any applicable withdrawal charge. AUL reserves the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $200 for Flexible Premium Contracts and $500 for One Year Flexible Premium Contracts. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at the Corporate Office.

In addition to any withdrawal charges or applicable Market Value Adjustments, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

LOAN PRIVILEGES

Loan privileges are only available on Contracts qualified under 401 or 403(b). Prior to the Annuitization Date, the Owner of a qualified Contract may receive a loan from the Account Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from qualified Contracts are available beginning thirty (30) days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80 percent of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office. AUL reserves the right to limit the number of loans outstanding at any time.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within (5) five years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Cash Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the outstanding loan plus accrued interest. If Annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment is not made when due, interest will continue to accrue. If a loan payment is not made when due, the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts.

DEATH PROCEEDS PAYMENT PROVISIONS

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at the Corporate Office.

At the time of application, Contract Owners may select one (1) of two (2) death benefits available under the Contract as listed below (the enhanced death benefit option rider may not be available in all states at the time of application).

If no selection is made at the time of application, the Death Benefit will be the Standard Contractual Death Benefit.

STANDARD CONTRACTUAL DEATH BENEFIT

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

   1) the Account Value less any outstanding loan and accrued interest

   2) the total of all Premiums paid less an adjustment for amounts prior withdrawals, including withdrawal charges, and less any outstanding loan and accrued interest.

ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

   1) the Account Value less any outstanding loan and accrued interest;

   2) the total of all Premiums paid less an adjustment for prior withdrawals, including any withdrawal charges, and less any outstanding loan and accrued interest;

   3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

      After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary; withdrawals will reduce the death benefit on a proportional basis.

DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one year of the Contract Owner's death, or the entire amount must be distributed by the fifth (5th) anniversary of the Contract Owner's death. If the Contract is an IRA or qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth (5th) year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven days from the date Proper Notice is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period:
(a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."

ANNUITY PERIOD

GENERAL

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an Annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life Annuity or survivorship Annuity option is selected and if the Contract is in its fifth (5th) Contract Year or later and a fixed income option for a period of ten
(10) or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable Withdrawal Charge.

The Annuity Date is the date chosen for Annuity payments to begin. Such date will be the first day of a calendar month unless otherwise agreed upon by AUL. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by AUL.

Annuitization is irrevocable once a request for annuitization is received in good order, unless a variable payment Annuity with no life contingency is selected.

When the Owner annuitizes, the Owner must choose:

   1. An Annuity payout option, and

   2. Either a fixed payment Annuity, variable payment Annuity, or any available combination.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding Annuity Dates and Options.

FIXED PAYMENT ANNUITY

The payment amount under a Fixed Payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the Fixed Payment Annuity table then in effect, after deducting applicable Premium taxes. The Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the Fixed Payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.

VARIABLE PAYMENT ANNUITY

The first (1st) payment amount under a Variable Payment Annuity Option is set at the first (1st) Valuation Date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table the Owner selects, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity Option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

   1. Annuity Units and Payment Amount - The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each Annuity payment. The number of Annuity Units established remains fixed during the Annuity payment period. The dollar amount of subsequent Annuity payments is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due.

   2. Assumed Investment Rate - The Assumed Investment Rate (AIR) is the investment rate built into the Variable Payment Annuity table used to determine the Owner's first (1st) Annuity payment. The Owner may select an AIR from 3 percent, 4 percent or 5 percent when the Owner annuitizes. A higher AIR means the Owner would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR the Owner chooses, Annuity payments will remain level.

   3. Value of an Annuity Unit - The value of an Annuity Unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the Variable Payment Annuity table which the Owner selected.

  4. Transfers - During the Annuity Period, transfers between Investment Accounts must be made in writing. AUL reserves the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by AUL.

Variable payment annuities may not be available at the time of annuitization.

PAYMENT OPTIONS

All or any part of the proceeds paid at death or upon full surrender of the Contract may be paid in one (1) sum or according to one (1) of the following options:

   1. Income for a Fixed Period - Proceeds are payable in monthly installments for a specified number of years, not to exceed twenty (20.)

   2. Life Annuity - Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

   3. Survivorship Annuity - Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.

The Contract Proceeds may be paid in any other method or frequency of payment acceptable to AUL.

Contract Proceeds payable in one (1) sum will accumulate interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater.

SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, the terms of the applicable Qualified Plan should be referenced for pertinent limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a Qualified Plan generally must begin no later than April1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant.

                              THE FIXED ACCOUNT(S)

SUMMARY OF THE FIXED ACCOUNTS

Premiums designated to accumulate on a fixed basis may be allocated to one of several Fixed Accounts which are part of AUL's General Account. Either MVA Fixed Account(s) or a Non-MVA Fixed Account will be available under the Contract. THE MVA MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS. NON-MVA FIXED ACCOUNT(S) MAY NOT BE AVAILABLE IN ALL STATES.

Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act").

Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s).

MARKET VALUE ADJUSTED FIXED ACCOUNT

MVA Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. A guaranteed interest rate, determined and declared by AUL for any Guaranteed Period selected, will be credited unless a distribution from the MVA Fixed Account occurs for any reason. The minimum amount of any allocation made to a MVA Fixed Account must be $1,000. MVA FIXED ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

Generally, the Market Value Adjustment will increase or decrease the value of distributed proceeds depending on how prevailing interest rates compare to the MVA option rates in effect. When prevailing rates are lower than the MVA option rate in effect for the Guaranteed Period elected, distribution proceeds will increase in value. Conversely, when prevailing rates are higher than the MVA option rate in effect for the Guaranteed Period elected, distribution proceeds will decrease in value. In no event will the adjustment reduce the Cash Value attributable to that MVA Fixed Account below that necessary to satisfy statutory nonforfeiture requirements. The effect of a Market Value Adjustment should be carefully considered before electing to surrender allocations in a MVA Fixed Account.

During the MVA Free Window, the Owner may transfer or withdraw amounts from MVA Fixed Accounts with expiring Guaranteed Periods without Market Value Adjustment. The MVA Free Window is currently set at thirty (30) days prior to the end of the maturity duration selected. AUL reserves the right to change the MVA Free Window. Such amounts may be transferred to the Investment Accounts or reinvested in different MVA Fixed Accounts for different Guaranteed Periods. If the Owner takes no such action, the amount available at the end of the Guaranteed Period will remain in the MVA Fixed Account and a new Guaranteed Period and Current Rate will apply. MVA Fixed Accounts are available during the accumulation phase of a Contract only and are not available as Fixed Accounts during the annuitization phase of a Contract. In addition, MVA Accounts are not available for use in conjunction with Contract Owner services such as DCA and portfolio rebalancing.

WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable withdrawal charge and applicable Market Value Adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

TRANSFERS

The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $25, the remaining amount will be transferred with the amount that has been requested.

The maximum amount that may be transferred in any one Contract Year from a Non-MVA Fixed Account is the lesser of 20 percent of that Non-MVA Fixed Account Value as of the last Contract Anniversary or the entire Non-MVA Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Non-MVA Fixed Account Value will be effected on a last-in first-out basis.

Transfers from MVA Fixed Accounts may be subject to Market Value Adjustment. Transfers from MVA Fixed Accounts to the Variable Account are not subject to the 20 percent Fixed Account transfer limitation and do not reduce the Free Withdrawal Amount. Transfers and withdrawals of a Contract Owner's MVA Fixed Account Value will be made from the Guarantee Periods the Owner has indicated. Transfers may result in a charge to the Contract Owner.

For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

CONTRACT CHARGES

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Values as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual Contract fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

PAYMENTS FROM THE FIXED ACCOUNT(S)

Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.

                            MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's spouse if the Contract Owner is married,

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unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY

A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at the Corporate Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life Annuity payments depend.

MISSTATEMENTS

If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

OPTIONAL BENEFITS

There are several riders available at time of application which are described below. These riders carry their own charges which are described in the Expense Table in this Prospectus. Some riders are not available in all states.

ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

   1) the Account Value less any outstanding loan and accrued interest;

   2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest; Withdrawals will reduce the death benefit on a proportional basis;

   3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

      After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

GUARANTEED MINIMUM ACCOUNT VALUE RIDER

For those Contracts which have elected the Guaranteed Minimum Account Value rider at the time of application, the following provisions apply. If the Owner's Contract is still in force at the end of the tenth (10th), twentieth
(20th), and thirtieth (30th) Contract Years, the Owner's Account Value will be adjusted to be the greater of:

   1. The Account Value on that Contract Anniversary, or

   2. The Premiums paid under the Contract multiplied by the appropriate factor shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. The Guaranteed Minimum Account Value rider is only available on One (1) Year Flexible Premium Deferred Variable Annuity Contracts. This Rider is only available if the Portfolio Optimization Program is chosen. If the Program is later terminated, the Rider will be terminated automatically.

THE GUARANTEED MINIMUM ACCOUNT VALUE RIDER IS NOT AVAILABLE FOR NEW CONTRACTS SOLD ON OR AFTER MAY 1, 2009, NOR CAN IT BE ADDED AFTER ISSUE ON OR AFTER MAY 1, 2009.

GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER

For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If the Owner's Contract is annuitized at any time after the tenth (10th) Contract Anniversary, the amount applied to the then-current Annuity table will be the greater of:

   1. The Account Value at that time, or

   2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

The Account Value is reduced proportionally for any withdrawals. Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. This Rider is only available if certain models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan(R) . If the Program is later terminated, the Rider will be terminated automatically.

Any Credit paid is not Premium and would, therefore, not be included in the calculation of this benefit.

THE GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER IS NOT AVAILABLE FOR NEW CONTRACTS SOLD ON OR AFTER MAY 1, 2009, NOR CAN IT BE ADDED AFTER ISSUE ON OR AFTER MAY 1, 2009.

LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT RIDER

For those Contracts which have elected a Long Term Care Facility and Terminal Illness rider at the time of application, the following provisions apply. Surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous ninety (90) day period to a Long Term Care Facility or a thirty
(30) day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the Company's Corporate Office, no

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

surrender charges will be deducted upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions. The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").

                           FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely.

Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AND SHOULD NOT BE CONSIDERED TAX ADVICE. THE OWNER SHOULD CONSULT HIS OR HER TAX ADVISOR.

DIVERSIFICATION STANDARDS

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable Contract Owner's control of the investments of a Separate Account may cause the Contract Owner, rather than the insurance company, to be treated as the Owner of the assets held by the Separate Account.

If the variable Contract Owner is considered the Owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as Annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."

 1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the Annuity Date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.

 2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.

 3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount

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

of Annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of Annuity payments to date equals the investment in the Contract, the balance of the Annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from employee benefit plans and 403(b) arrangements.

 4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his Beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the Contract Owner attains age
59 1/2, or (b) before the Contract Owner reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

 1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an Annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated Beneficiary, must be distributed over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, commencing within one (1) year after the date of death of the Owner. If the designated Beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one (1) to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's spouse. The endorsement that allows for joint ownership applies to spouses only.

 2. GIFT OF ANNUITY CONTRACTS

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a spouse. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

 3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includable in gross income for prior taxable years with respect to the Contract) is includable in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an employee benefit plan, and in the case of immediate Annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

 4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e)(amounts not received as annuities) that is includable in gross income, all Annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one (1) contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory

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

authority in applying this provision to prevent avoidance of the purposes of this rule.

QUALIFIED PLANS

The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to Participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept Beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA").

Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

 1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation.

The annual Premium for an IRA may not exceed a certain limit under the laws in effect as of the writing of this prospectus, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

 2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

 3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees;
(3) provide contributions or benefits that do not exceed certain limitations;
(4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan Participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan Participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

 4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c) (3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On July 26, 2007, the IRS issued final regulations for Tax-Sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) Plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) by December 31, 2009, all 403(b) arrangements must have a written plan,
2) as of September 24, 2007, transfers previously permitted, pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets are permitted provided that the transfer is a change of investment among approved vendors within the same plan, to a plan of another employer, or if there is an information-sharing agreement in place with the successor vendor, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

 5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than an IRA) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan, IRA or 457. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) PROGRAMS -- CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred Annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

401 OR 403(b) PROGRAMS -- LOAN PRIVILEGES

Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) Contract are taxable in the event that the loan is in default. Please consult the Owner's tax advisor for more details.

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                                OTHER INFORMATION

MIXED AND SHARED FUNDING

The Portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either:
(i) the owners of variable life insurance policies and variable annuity contracts to invest in the Portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Portfolio at the same time, or (iii) participating qualified plans to invest in shares of the Portfolio at the same time as one or more life insurance companies. Neither the Portfolio nor AUL currently foresees any disadvantage, but if the Portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING OF SHARES OF THE FUNDS

AUL is the legal Owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under Contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a Contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. After the Annuity Date, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Annuity Units by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a Contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company Separate Account that Funds variable life insurance Contracts or if otherwise required by applicable law or Contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another Separate Account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other Separate Accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter or depositor (or any subsidiary) is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.

FINANCIAL STATEMENTS

Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2010, are included in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

Description                                                                 Page
-----------                                                                 ----
GENERAL INFORMATION AND HISTORY ...........................................   3
DISTRIBUTION OF CONTRACTS .................................................   3
CUSTODY OF ASSETS .........................................................   3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ................................   3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS ............   3
   403(b)Programs .........................................................   4
   408 and 408A Programs ..................................................   4
   457 Programs ...........................................................   5
   Employee Benefit Plans .................................................   5
   Tax Penalty for All Annuity Contracts ..................................   5
   Withholding for Employee Benefit Plans and Tax-Deferred Annuities ......   6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................   6
FINANCIAL STATEMENTS ......................................................   6

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and 6 address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

--------------------------------------------------------------------------------

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------

                           INDIVIDUAL FLEXIBLE PREMIUM
                            VARIABLE DEFERRED ANNUITY

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                     SOLD BY

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)

                 ONE AMERICAN SQUARE INDIANAPOLIS, INDIANA 46282

                                   PROSPECTUS

                               Dated: May 1, 2011

--------------------------------------------------------------------------------

This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Please read this prospectus carefully before you invest or send money. Variable life and variable annuities issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica(R) Securities, Inc. member FINRA, SIPC, a wholly-owned subsidiary of AUL.


[LOGO OF ONEAMERICA]
    ONEAMERICA(R)

American United Life Insurance Company(R) a ONEAMERICA(R) company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368

(C) 2011 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

                                                                 3-14772  5/1/11

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2011


             INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                     Individual Variable Annuity Contracts

                                   Offered By


                   American United Life Insurance Company(R)

                              One American Square

                          Indianapolis, Indiana 46282

                                 (317) 285-1877

                               www.oneamerica.com


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2011.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.

Description                                                                 Page
-----------                                                                 ----
GENERAL INFORMATION AND HISTORY ...........................................   3
DISTRIBUTION OF CONTRACTS .................................................   3
CUSTODY OF ASSETS .........................................................   3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ................................   3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS ............   3
   403(b)Programs .........................................................   4
   408 and 408A Programs ..................................................   4
   457 Programs ...........................................................   5
   Employee Benefit Plans .................................................   5
   Tax Penalty for All Annuity Contracts ..................................   5
   Withholding for Employee Benefit Plans and Tax-Deferred Annuities ......   6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................   6
FINANCIAL STATEMENTS ......................................................   6

GENERAL INFORMATION AND HISTORY

For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulatory Authority, ("FINRA").

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code.

AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three
(3) investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally is treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS
UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to $16,500 for 2011. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $19,500 for all years.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $49,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner Contract Owner's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,000 per year and thereafter or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,000 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner's compensation, or (b) $49,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $16,500, or (b) 100 percent of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a Participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $49,000, or (b) 100 percent of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

Tax Penalty For All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding For Employee Benefit Plans and Tax-Differed Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2010 and 2009 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2010, December 31, 2009 and December 31, 2008, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

Financial Statements of the Registrant

The financial statements of the AUL American Individual Variable Annuity Unit Trust as of December 31, 2010 are included in this Statement of Additional Information.

A MESSAGE FROM
THE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)

TO PARTICIPANTS IN AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST

We experienced a marked change in investor sentiment as we moved through 2010. We started the year with elevated expectations since we were in the beginning stages of an economic recovery. However, these positive expectations were short-lived as domestic economic indicators weakened and fears of a double-dip recession began to emerge. In response, the Federal Reserve and the current administration took decisive action by increasing the level of stimulus, both from a monetary and fiscal standpoint. Fortunately, these efforts seem to be effective as our domestic economy rebounded in the final months of 2010.

The equity market clambered to a second consecutive year of investment gains with the S&P 500 advancing 15.1 percent during calendar 2010. However, almost all of this positive investment performance occurred during the second half of the year. Due to heightened recession fears, the S&P 500 declined 6.5 percent during the first half of 2010. But as these fears began to subside, investors once again became more bullish, with the S&P 500 achieving a 23.3 percent investment return during the final six months of the year.

U.S. fixed income markets also ended the year with positive investment performance in response to two years of generally falling interest rates. The Barclays U.S. Aggregate Bond Index, which has significant exposure to U.S. Treasury and other low-risk securities, returned 6.5 percent during 2010. However, bond indices with more exposure to credit sensitive securities performed better during the year as default fears subsided and credit spreads narrowed. For example, the Barclays Corporate Index was up 9 percent and the Barclays High Yield Index was up over 15 percent for the year.

Going into 2011, we remain positive on the domestic economy's prospects. Clearly, the recovery has been materially slower than expected, but our economy does appear to be expanding. However, there remain significant challenges going forward. The housing market remains strained and overbuilt, the Fed has significant liquidity that must eventually be drained from the economy, and the entire bank and finance sector remains prone to negative headlines. More importantly, the situation in Europe - while currently stable - appears to be far from over. Any material negative headline out of Europe will undoubtedly apply pressure to our credit and equity markets.

Despite these concerns, we are projecting positive equity returns during 2011. However, volatility will likely continue and the magnitude of returns is unlikely to match 2009 and 2010, especially after the explosive returns achieved during the second half of last year. Performance for fixed income investments may also be more muted in 2011 and will be dependent on the strength of our economic recovery and the possibility of higher rates in the future.

As always, we will continue to focus on the vision, values and goals that represent the very core of our company and our investment philosophy. Thank you for your continued confidence and investment.

                             Dayton H. Molendorp, CLU
                             Chairman, President, and Chief Executive Officer of American United Life Insurance Company(R)
Indianapolis, Indiana
April 1, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Variable Annuity Unit Trust and the
Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Unit Trust (the "Trust") at December 31, 2010, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.


/s/PricewaterhouseCooper LLP
Indianapolis, Indiana
April 14, 2011

               AUL American Individual Variable Annuity Unit Trust
                  Alger Large Cap Growth I-2 Class - 015544505

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       10,150,552    $        7,581,189                  232,384
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (4,552)
                                    ------------------
Net assets                          $       10,146,000
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        5,529,128             1,003,181     $               5.51
Band B                                       4,616,872               564,421                     8.18
                                    ------------------    ------------------
 Total                              $       10,146,000             1,567,602
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             75,927
Mortality & expense charges                                                                   (59,214)
                                                                                 --------------------
Net investment income (loss)                                                                   16,713
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      507,030
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          664,917
                                                                                 --------------------
Net gain (loss)                                                                             1,171,947
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,188,660
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           16,713      $            8,979
Net realized gain (loss)                                               507,030                 (94,774)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   664,917               3,715,087
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                    1,188,660               3,629,292
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               372,738                 559,961
Cost of units redeemed                                              (2,086,716)             (1,840,258)
Account charges                                                       (109,650)               (109,936)
                                                            ------------------      ------------------
Increase (decrease)                                                 (1,823,628)             (1,390,233)
                                                            ------------------      ------------------
Net increase (decrease)                                               (634,968)              2,239,059
Net assets, beginning                                               10,780,968               8,541,909
                                                            ------------------      ------------------
Net assets, ending                                          $       10,146,000      $       10,780,968
                                                            ==================      ==================
Units sold                                                              75,428                 125,583
Units redeemed                                                        (397,892)               (441,575)
                                                            ------------------      ------------------
Net increase (decrease)                                               (322,464)               (315,992)
Units outstanding, beginning                                         1,890,066               2,206,058
                                                            ------------------      ------------------
Units outstanding, ending                                            1,567,602               1,890,066
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $    262,664,460
Cost of units redeemed                                                                    (250,544,061)
Account charges                                                                             (2,197,824)
Net investment income (loss)                                                                 2,857,608
Net realized gain (loss)                                                                    (5,203,546)
Realized gain distributions                                                                          -
Net change in unrealized appreciation (depreciation)                                         2,569,363
                                                                                      ----------------
                                                                                      $     10,146,000
                                                                                      ================

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.51        1,003     $    5,529            N/A          13.4%
12/31/2009        4.86        1,239          6,023            N/A          47.6%
12/31/2008        3.29        1,466          4,829            N/A         -46.2%
12/31/2007        6.12        1,851         11,324            N/A          19.9%
12/31/2006        5.10        2,348         11,974            N/A           5.2%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     8.18          564     $    4,617          1.30%          11.9%
12/31/2009        7.31          651          4,758          1.30%          45.7%
12/31/2008        5.02          740          3,713          1.30%         -46.9%
12/31/2007        9.44          894          8,435          1.30%          18.4%
12/31/2006        7.97        1,042          8,306          1.30%           3.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.7%
2009               0.6%
2008               0.2%
2007               0.4%
2006               0.1%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                  Alger Small Cap Growth I-2 Class - 015544406

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       19,003,481    $       17,076,405                  592,932
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (6,961)
                                    ------------------
Net assets                          $       18,996,520
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        2,322,144               442,816     $               5.24
Band B                                      16,674,376             1,392,859                    11.97
                                    ------------------    ------------------
 Total                              $       18,996,520             1,835,675
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                  (203,252)
                                                                                 --------------------
Net investment income (loss)                                                                 (203,252)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (505,549)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        4,533,646
                                                                                 --------------------
Net gain (loss)                                                                             4,028,097
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,824,845
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (203,252)     $         (164,745)
Net realized gain (loss)                                              (505,549)               (880,378)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                 4,533,646               6,407,957
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                    3,824,845               5,362,834
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,601,288               3,022,303
Cost of units redeemed                                              (4,101,374)             (2,619,106)
Account charges                                                       (164,648)               (141,834)
                                                            ------------------      ------------------
Increase (decrease)                                                 (2,664,734)                261,363
                                                            ------------------      ------------------
Net increase (decrease)                                              1,160,111               5,624,197
Net assets, beginning                                               17,836,409              12,212,212
                                                            ------------------      ------------------
Net assets, ending                                          $       18,996,520      $       17,836,409
                                                            ==================      ==================
Units sold                                                             194,931                 462,043
Units redeemed                                                        (488,312)               (475,517)
                                                            ------------------      ------------------
Net increase (decrease)                                               (293,381)                (13,474)
Units outstanding, beginning                                         2,129,056               2,142,530
                                                            ------------------      ------------------
Units outstanding, ending                                            1,835,675               2,129,056
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  1,726,597,008
Cost of units redeemed                                                                    (1,708,408,688)
Account charges                                                                               (1,139,727)
Net investment income (loss)                                                                    (980,507)
Net realized gain (loss)                                                                         587,713
Realized gain distributions                                                                      413,645
Net change in unrealized appreciation (depreciation)                                           1,927,076
                                                                                        ----------------
                                                                                        $     18,996,520
                                                                                        ================

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.24          443     $    2,322            N/A          25.3%
12/31/2009        4.19          505          2,112            N/A          45.5%
12/31/2008        2.88          577          1,658            N/A         -46.6%
12/31/2007        5.39          835          4,498            N/A          17.2%
12/31/2006        4.59          764          3,512            N/A          19.8%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    11.97        1,393     $   16,674          1.30%          23.7%
12/31/2009        9.68        1,625         15,725          1.30%          43.6%
12/31/2008        6.74        1,566         10,554          1.30%         -47.3%
12/31/2007       12.79        2,475         31,648          1.30%          15.7%
12/31/2006       11.05          230          2,543          1.30%          18.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust AllianceBernstein VPS International Growth A Class - 018792820

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          200,106    $          167,387                   10,863
Receivables: investments sold                      447    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          200,553
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $           35,899                 8,581     $               4.18
Band B                                         164,654                40,749                     4.04
                                    ------------------    ------------------
 Total                              $          200,553                49,330
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,523
Mortality & expense charges                                                                    (1,459)
                                                                                 --------------------
Net investment income (loss)                                                                    1,064
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        4,749
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           17,327
                                                                                 --------------------
Net gain (loss)                                                                                22,076
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             23,140
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,064      $            1,499
Net realized gain (loss)                                                 4,749                    (337)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    17,327                  17,996
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       23,140                  19,158
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                93,985                  79,081
Cost of units redeemed                                                 (15,663)                 (4,372)
Account charges                                                           (954)                   (452)
                                                            ------------------      ------------------
Increase (decrease)                                                     77,368                  74,257
                                                            ------------------      ------------------
Net increase (decrease)                                                100,508                  93,415
Net assets, beginning                                                  100,045                   6,630
                                                            ------------------      ------------------
Net assets, ending                                          $          200,553      $          100,045
                                                            ==================      ==================
Units sold                                                              26,462                  27,172
Units redeemed                                                          (4,538)                 (2,273)
                                                            ------------------      ------------------
Net increase (decrease)                                                 21,924                  24,899
Units outstanding, beginning                                            27,406                   2,507
                                                            ------------------      ------------------
Units outstanding, ending                                               49,330                  27,406
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $        182,354
Cost of units redeemed                                                                           (20,035)
Account charges                                                                                   (1,438)
Net investment income (loss)                                                                       2,556
Net realized gain (loss)                                                                           4,397
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                              32,719
                                                                                        ----------------
                                                                                        $        200,553
                                                                                        ================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.18            9     $       36            N/A          12.9%
12/31/2009        3.71            8             31            N/A          39.6%
12/31/2008        2.65            1              4            N/A         -46.9%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.04           41     $      165          1.30%          11.4%
12/31/2009        3.63           19             69          1.30%          37.8%
12/31/2008        2.63            1              3          1.30%         -47.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.7%
2009               3.7%
2008               0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust AllianceBernstein VPS International Value A Class - 018792556

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       10,071,940    $       11,162,756                  675,969
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (778)
                                    ------------------
Net assets                          $       10,071,162
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          218,076                63,830     $               3.42
Band B                                       9,853,086             2,985,926                     3.30
                                    ------------------    ------------------
 Total                              $       10,071,162             3,049,756
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            302,413
Mortality & expense charges                                                                  (117,259)
                                                                                 --------------------
Net investment income (loss)                                                                  185,154
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (513,964)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          735,218
                                                                                 --------------------
Net gain (loss)                                                                               221,254
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            406,408
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          185,154      $          (32,963)
Net realized gain (loss)                                              (513,964)             (7,157,046)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   735,218              10,260,026
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      406,408               3,070,017
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,777,115               2,268,509
Cost of units redeemed                                              (1,406,057)            (10,746,068)
Account charges                                                        (85,797)               (113,353)
                                                            ------------------      ------------------
Increase (decrease)                                                    285,261              (8,590,912)
                                                            ------------------      ------------------
Net increase (decrease)                                                691,669              (5,520,895)
Net assets, beginning                                                9,379,493              14,900,388
                                                            ------------------      ------------------
Net assets, ending                                          $       10,071,162      $        9,379,493
                                                            ==================      ==================
Units sold                                                             663,996               1,108,594
Units redeemed                                                        (547,485)             (4,371,617)
                                                            ------------------      ------------------
Net increase (decrease)                                                116,511              (3,263,023)
Units outstanding, beginning                                         2,933,245               6,196,268
                                                            ------------------      ------------------
Units outstanding, ending                                            3,049,756               2,933,245
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     33,537,426
Cost of units redeemed                                                                       (14,248,781)
Account charges                                                                                 (295,591)
Net investment income (loss)                                                                      21,184
Net realized gain (loss)                                                                      (7,852,260)
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                          (1,090,816)
                                                                                        ----------------
                                                                                        $     10,071,162
                                                                                        ================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.42           64     $      218            N/A           4.6%
12/31/2009        3.27           60            197            N/A          34.7%
12/31/2008        2.43          147            357            N/A         -51.5%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.30        2,986     $    9,853          1.30%           3.2%
12/31/2009        3.20        2,873          9,182          1.30%          32.9%
12/31/2008        2.40        6,049         14,544          1.30%         -51.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               3.1%
2009               0.9%
2008               0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust AllianceBernstein VPS Small/Mid Cap Value A Class - 018792531

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       15,091,324    $       12,027,060                  890,343
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,448)
                                    ------------------
Net assets                          $       15,089,876
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          520,162                89,660     $               5.80
Band B                                      14,569,714             2,600,151                     5.60
                                    ------------------    ------------------
 Total                              $       15,089,876             2,689,811
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             68,294
Mortality & expense charges                                                                  (183,275)
                                                                                 --------------------
Net investment income (loss)                                                                 (114,981)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (120,039)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,513,160
                                                                                 --------------------
Net gain (loss)                                                                             3,393,121
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,278,140
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (114,981)     $          (26,768)
Net realized gain (loss)                                              (120,039)               (403,910)
Realized gain distributions                                                  -                 458,627
Net change in unrealized appreciation (depreciation)                 3,513,160               4,222,088
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                    3,278,140               4,250,037
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                             1,968,073               2,888,700
Cost of units redeemed                                              (4,660,796)             (1,820,457)
Account charges                                                       (135,674)               (111,887)
                                                            ------------------      ------------------
Increase (decrease)                                                 (2,828,397)                956,356
                                                            ------------------      ------------------
Net increase (decrease)                                                449,743               5,206,393
Net assets, beginning                                               14,640,133               9,433,740
                                                            ------------------      ------------------
Net assets, ending                                          $       15,089,876      $       14,640,133
                                                            ==================      ==================
Units sold                                                             437,802                 904,872
Units redeemed                                                      (1,019,413)               (606,764)
                                                            ------------------      ------------------
Net increase (decrease)                                               (581,611)                298,108
Units outstanding, beginning                                         3,271,422               2,973,314
                                                            ------------------      ------------------
Units outstanding, ending                                            2,689,811               3,271,422
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     20,404,550
Cost of units redeemed                                                                        (7,692,305)
Account charges                                                                                 (303,980)
Net investment income (loss)                                                                    (217,877)
Net realized gain (loss)                                                                        (623,403)
Realized gain distributions                                                                      458,627
Net change in unrealized appreciation (depreciation)                                           3,064,264
                                                                                        ----------------
                                                                                        $     15,089,876
                                                                                        ================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.80           90     $      520            N/A          26.9%
12/31/2009        4.57           70            319            N/A          42.9%
12/31/2008        3.20           72            231            N/A         -36.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.60        2,600     $   14,570          1.30%          25.3%
12/31/2009        4.47        3,202         14,321          1.30%          41.0%
12/31/2008        3.17        2,901          9,202          1.30%         -36.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.5%
2009               1.0%
2008               0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
             American Century VP Income & Growth I Class - 024936601

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,115,929    $        3,388,200                  515,029
Receivables: investments sold                   27,328    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,143,257
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        1,388,131               238,365     $               5.82
Band B                                       1,755,126               246,797                     7.11
                                    ------------------    ------------------
 Total                              $        3,143,257               485,162
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             45,292
Mortality & expense charges                                                                   (22,532)
                                                                                 --------------------
Net investment income (loss)                                                                   22,760
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (184,914)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          541,433
                                                                                 --------------------
Net gain (loss)                                                                               356,519
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            379,279
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           22,760      $          133,264
Net realized gain (loss)                                              (184,914)               (473,265)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   541,433                 843,252
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      379,279                 503,251
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               169,026                 152,727
Cost of units redeemed                                                (665,939)               (967,338)
Account charges                                                        (28,339)                (34,082)
                                                            ------------------      ------------------
Increase (decrease)                                                   (525,252)               (848,693)
                                                            ------------------      ------------------
Net increase (decrease)                                               (145,973)               (345,442)
Net assets, beginning                                                3,289,230               3,634,672
                                                            ------------------      ------------------
Net assets, ending                                          $        3,143,257      $        3,289,230
                                                            ==================      ==================
Units sold                                                              29,237                  42,163
Units redeemed                                                        (119,086)               (209,253)
                                                            ------------------      ------------------
Net increase (decrease)                                                (89,849)               (167,090)
Units outstanding, beginning                                           575,011                 742,101
                                                            ------------------      ------------------
Units outstanding, ending                                              485,162                 575,011
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     66,843,298
Cost of units redeemed                                                                       (69,021,695)
Account charges                                                                               (1,248,675)
Net investment income (loss)                                                                   1,237,514
Net realized gain (loss)                                                                       3,068,574
Realized gain distributions                                                                    2,536,512
Net change in unrealized appreciation (depreciation)                                            (272,271)
                                                                                        ----------------
                                                                                        $      3,143,257
                                                                                        ================

* Date of Fund Inception into Variable Account: 1/1/2003

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.82          238     $    1,388            N/A          14.1%
12/31/2009        5.10          281          1,434            N/A          18.1%
12/31/2008        4.32          350          1,513            N/A         -34.6%
12/31/2007        6.60          527          3,479            N/A           0.1%
12/31/2006        6.60          692          4,568            N/A          16.9%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.11          247     $    1,755          1.30%          12.7%
12/31/2009        6.31          294          1,855          1.30%          16.6%
12/31/2008        5.41          392          2,121          1.30%         -35.4%
12/31/2007        8.39        2,521         21,145          1.30%          -1.4%
12/31/2006        8.50        4,640         39,452          1.30%          15.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.4%
2009               4.6%
2008               3.0%
2007               2.5%
2006               1.5%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust American Century VP International Investor Class - 024936205

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,341,867    $        8,448,602                  974,517
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (56)
                                    ------------------
Net assets                          $        8,341,811
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        1,451,172               199,452     $               7.28
Band B                                       6,890,639               764,484                     9.01
                                    ------------------    ------------------
 Total                              $        8,341,811               963,936
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            179,654
Mortality & expense charges                                                                   (82,495)
                                                                                 --------------------
Net investment income (loss)                                                                   97,159
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (392,134)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,201,285
                                                                                 --------------------
Net gain (loss)                                                                               809,151
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            906,310
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           97,159      $          171,005
Net realized gain (loss)                                              (392,134)             (5,981,973)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                 1,201,285               8,277,500
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      906,310               2,466,532
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                               804,495               1,412,949
Cost of units redeemed                                              (1,370,669)             (8,479,331)
Account charges                                                        (65,399)                (90,999)
                                                            ------------------      ------------------
Increase (decrease)                                                   (631,573)             (7,157,381)
                                                            ------------------      ------------------
Net increase (decrease)                                                274,737              (4,690,849)
Net assets, beginning                                                8,067,074              12,757,923
                                                            ------------------      ------------------
Net assets, ending                                          $        8,341,811      $        8,067,074
                                                            ==================      ==================
Units sold                                                             119,162                 279,097
Units redeemed                                                        (204,382)             (1,393,750)
                                                            ------------------      ------------------
Net increase (decrease)                                                (85,220)             (1,114,653)
Units outstanding, beginning                                         1,049,156               2,163,809
                                                            ------------------      ------------------
Units outstanding, ending                                              963,936               1,049,156
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $    145,338,039
Cost of units redeemed                                                                      (137,192,595)
Account charges                                                                               (1,185,914)
Net investment income (loss)                                                                     153,154
Net realized gain (loss)                                                                      (3,510,120)
Realized gain distributions                                                                    4,845,982
Net change in unrealized appreciation (depreciation)                                            (106,735)
                                                                                        ----------------
                                                                                        $      8,341,811
                                                                                        ================

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.28          199     $    1,451            N/A          13.3%
12/31/2009        6.42          238          1,526            N/A          33.8%
12/31/2008        4.80          346          1,660            N/A         -44.8%
12/31/2007        8.70          517          4,495            N/A          18.1%
12/31/2006        7.37          405          2,985            N/A          24.9%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     9.01          764     $    6,891          1.30%          11.8%
12/31/2009        8.06          812          6,542          1.30%          32.0%
12/31/2008        6.10        1,818         11,098          1.30%         -45.5%
12/31/2007       11.21        4,999         56,034          1.30%          16.5%
12/31/2006        9.62        1,847         17,763          1.30%          23.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.2%
2009               2.7%
2008               1.1%
2007               0.4%
2006               1.7%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust American Century VP Mid Cap Value Fund N/A Class - 024936734

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          124,919    $          110,428                    8,834
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (2)
                                    ------------------
Net assets                          $          124,917
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $           50,920                 6,500     $               7.83
Band B                                          73,997                 9,653                     7.67
                                    ------------------    ------------------
 Total                              $          124,917                16,153
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,102
Mortality & expense charges                                                                      (653)
                                                                                 --------------------
Net investment income (loss)                                                                    1,449
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,283
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           13,197
                                                                                 --------------------
Net gain (loss)                                                                                14,480
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             15,929
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,449      $               46
Net realized gain (loss)                                                 1,283                     285
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    13,197                   1,294
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       15,929                   1,625
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                97,527                  33,139
Cost of units redeemed                                                 (14,344)                 (8,249)
Account charges                                                           (683)                    (27)
                                                            ------------------      ------------------
Increase (decrease)                                                     82,500                  24,863
                                                            ------------------      ------------------
Net increase (decrease)                                                 98,429                  26,488
Net assets, beginning                                                   26,488                       -
                                                            ------------------      ------------------
Net assets, ending                                          $          124,917      $           26,488
                                                            ==================      ==================
Units sold                                                              14,245                   5,415
Units redeemed                                                          (2,147)                 (1,360)
                                                            ------------------      ------------------
Net increase (decrease)                                                 12,098                   4,055
Units outstanding, beginning                                             4,055                       -
                                                            ------------------      ------------------
Units outstanding, ending                                               16,153                   4,055
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $        130,666
Cost of units redeemed                                                                           (22,593)
Account charges                                                                                     (710)
Net investment income (loss)                                                                       1,495
Net realized gain (loss)                                                                           1,568
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                              14,491
                                                                                        ----------------
                                                                                        $        124,917
                                                                                        ================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.83            7     $       51            N/A          19.0%
12/31/2009        6.58            0              2            N/A          31.7%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.67           10     $       74          1.30%          17.4%
12/31/2009        6.53            4             24          1.30%          30.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.8%
2009               0.9%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                  American Century VP Ultra I Class - 024936882

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          228,577    $          177,801                  24,368
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (12)
                                    ------------------
Net assets                          $          228,565
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $           32,185                 5,434     $               5.92
Band B                                         196,380                35,695                     5.50
                                    ------------------    ------------------
 Total                              $          228,565                41,129
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                808
Mortality & expense charges                                                                    (2,052)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,244)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (9,941)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           42,349
                                                                                 --------------------
Net gain (loss)                                                                                32,408
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             31,164
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (1,244)     $             (997)
Net realized gain (loss)                                                (9,941)                (38,253)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                    42,349                  78,111
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                       31,164                  38,861
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                82,687                  65,106
Cost of units redeemed                                                 (57,244)                (41,833)
Account charges                                                         (1,457)                 (1,059)
                                                            ------------------      ------------------
Increase (decrease)                                                     23,986                  22,214
                                                            ------------------      ------------------
Net increase (decrease)                                                 55,150                  61,075
Net assets, beginning                                                  173,415                 112,340
                                                            ------------------      ------------------
Net assets, ending                                          $          228,565      $          173,415
                                                            ==================      ==================
Units sold                                                              17,548                  16,395
Units redeemed                                                         (11,941)                (11,674)
                                                            ------------------      ------------------
Net increase (decrease)                                                  5,607                   4,721
Units outstanding, beginning                                            35,522                  30,801
                                                            ------------------      ------------------
Units outstanding, ending                                               41,129                  35,522
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $        656,357
Cost of units redeemed                                                                          (437,512)
Account charges                                                                                   (6,463)
Net investment income (loss)                                                                      (6,684)
Net realized gain (loss)                                                                         (61,777)
Realized gain distributions                                                                       33,868
Net change in unrealized appreciation (depreciation)                                              50,776
                                                                                        ----------------
                                                                                        $        228,565
                                                                                        ================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.92            5     $       32            N/A          16.1%
12/31/2009        5.10           10             49            N/A          34.5%
12/31/2008        3.79            5             20            N/A         -41.5%
12/31/2007        6.48            8             49            N/A          21.0%
12/31/2006        5.36            5             29            N/A          -3.3%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.50           36     $      196          1.30%          14.6%
12/31/2009        4.80           26            125          1.30%          32.7%
12/31/2008        3.62           26             92          1.30%         -42.2%
12/31/2007        6.26           30            190          1.30%          19.4%
12/31/2006        5.24           18             93          1.30%          -4.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.4%
2009               0.2%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                  American Century VP Vista I Class - 024936874

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          716,946    $          654,474                   43,876
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (83)
                                    ------------------
Net assets                          $          716,863
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          127,019                18,541     $               6.85
Band B                                         589,844                92,692                     6.36
                                    ------------------    ------------------
 Total                              $          716,863               111,233
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (6,886)
                                                                                 --------------------
Net investment income (loss)                                                                   (6,886)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (102,722)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          244,171
                                                                                 --------------------
Net gain (loss)                                                                               141,449
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            134,563
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended            Period ended
                                                            December 31, 2010*      December 31, 2009*
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (6,886)     $           (6,145)
Net realized gain (loss)                                              (102,722)               (137,291)
Realized gain distributions                                                  -                       -
Net change in unrealized appreciation (depreciation)                   244,171                 264,705
                                                            ------------------      ------------------
Increase (decrease) in net assets from operations                      134,563                 121,269
                                                            ------------------      ------------------
Contract owner transactions:
Proceeds from units sold                                                69,422                 153,770
Cost of units redeemed                                                (199,035)               (150,446)
Account charges                                                         (4,095)                 (4,278)
                                                            ------------------      ------------------
Increase (decrease)                                                   (133,708)                   (954)
                                                            ------------------      ------------------
Net increase (decrease)                                                    855                 120,315
Net assets, beginning                                                  716,008                 595,693
                                                            ------------------      ------------------
Net assets, ending                                          $          716,863      $          716,008
                                                            ==================      ==================
Units sold                                                              20,166                  34,517
Units redeemed                                                         (44,561)                (35,781)
                                                            ------------------      ------------------
Net increase (decrease)                                                (24,395)                 (1,264)
Units outstanding, beginning                                           135,628                 136,892
                                                            ------------------      ------------------
Units outstanding, ending                                              111,233                 135,628
                                                            ==================      ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     28,468,843
Cost of units redeemed                                                                       (33,645,159)
Account charges                                                                                 (217,203)
Net investment income (loss)                                                                    (303,163)
Net realized gain (loss)                                                                       6,304,326
Realized gain distributions                                                                       46,747
Net change in unrealized appreciation (depreciation)                                              62,472
                                                                                        ----------------
                                                                                        $        716,863
                                                                                        ================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.85           19     $      127            N/A          23.9%
12/31/2009        5.53           31            173            N/A          22.5%
12/31/2008        4.52           30            137            N/A         -48.6%
12/31/2007        8.79           32            283            N/A          39.8%
12/31/2006        6.29          131            822            N/A           9.0%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.36           93     $      590          1.30%          22.3%
12/31/2009        5.20          104            543          1.30%          20.9%
12/31/2008        4.30          106            458          1.30%         -49.3%
12/31/2007        8.49          109            922          1.30%          38.0%
12/31/2006        6.15        3,393         20,880          1.30%           7.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                Calvert Social Mid Cap Growth A Class - 131647307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      1,180,819     $       951,973              35,825
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                         (78)
                                           ----------------
Net assets                                 $      1,180,741
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $        620,852              90,699     $          6.85
Band B                                              559,889              66,965                8.36
                                           ----------------     ---------------
 Total                                     $      1,180,741             157,664
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                  (4,951)
                                                                                    ---------------
Net investment income (loss)                                                                 (4,951)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     37,205
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        233,741
                                                                                    ---------------
Net gain (loss)                                                                             270,946
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       265,995
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (4,951)      $           (3,282)
Net realized gain (loss)                                                 37,205                  (25,840)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    233,741                  239,265
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       265,995                  210,143
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                308,538                   45,791
Cost of units redeemed                                                 (278,295)                (208,940)
Account charges                                                         (10,014)                  (9,182)
                                                             ------------------       ------------------
Increase (decrease)                                                      20,229                 (172,331)
                                                             ------------------       ------------------
Net increase (decrease)                                                 286,224                   37,812
Net assets, beginning                                                   894,517                  856,705
                                                             ------------------       ------------------
Net assets, ending                                           $        1,180,741       $          894,517
                                                             ==================       ==================
Units sold                                                               78,009                   12,854
Units redeemed                                                          (82,265)                 (53,859)
                                                             ------------------       ------------------
Net increase (decrease)                                                  (4,256)                 (41,005)
Units outstanding, beginning                                            161,920                  202,925
                                                             ------------------       ------------------
Units outstanding, ending                                               157,664                  161,920
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $         4,705,106
Cost of units redeemed                                                                        (3,417,345)
Account charges                                                                                 (171,364)
Net investment income (loss)                                                                     128,546
Net realized gain (loss)                                                                        (333,225)
Realized gain distributions                                                                       40,177
Net change in unrealized appreciation (depreciation)                                             228,846
                                                                                     -------------------
                                                                                     $         1,180,741
                                                                                     ===================

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                             BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     6.85                91        $      621               N/A            31.5%
12/31/2009            5.21               120               626               N/A            32.0%
12/31/2008            3.94               147               578               N/A           -37.2%
12/31/2007            6.28               174             1,091               N/A            10.2%
12/31/2006            5.70               214             1,218               N/A             6.9%

                                             BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     8.36                67        $      560             1.30%            29.8%
12/31/2009            6.44                42               268             1.30%            30.3%
12/31/2008            4.94                56               279             1.30%           -38.0%
12/31/2007            7.97                66               530             1.30%             8.7%
12/31/2006            7.33                58               422             1.30%             5.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%
2008                 0.0%
2007                 0.0%
2006                 0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
             Columbia Federal Securities Fund VS A Class - 19765R683

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $         89,218     $        90,396               8,859
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                          (2)
                                           ----------------
Net assets                                 $         89,216
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $         18,768               3,306     $          5.68
Band B                                               70,448              12,847                5.48
                                           ----------------     ---------------
 Total                                     $         89,216              16,153
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $         2,856
Mortality & expense charges                                                                  (1,407)
                                                                                    ---------------
Net investment income (loss)                                                                  1,449
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (10,118)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         12,553
                                                                                    ---------------
Net gain (loss)                                                                               2,435
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $         3,884
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            1,449       $           22,031
Net realized gain (loss)                                                (10,118)                 (13,674)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                     12,553                  (14,138)
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                         3,884                   (5,781)
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                323,853                   21,118
Cost of units redeemed                                                 (525,228)                (543,336)
Account charges                                                            (847)                  (2,456)
                                                             ------------------       ------------------
Increase (decrease)                                                    (202,222)                (524,674)
                                                             ------------------       ------------------
Net increase (decrease)                                                (198,338)                (530,455)
Net assets, beginning                                                   287,554                  818,009
                                                             ------------------       ------------------
Net assets, ending                                           $           89,216       $          287,554
                                                             ==================       ==================
Units sold                                                               59,040                    3,997
Units redeemed                                                          (97,207)                (105,118)
                                                             ------------------       ------------------
Net increase (decrease)                                                 (38,167)                (101,121)
Units outstanding, beginning                                             54,320                  155,441
                                                             ------------------       ------------------
Units outstanding, ending                                                16,153                   54,320
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $         1,163,708
Cost of units redeemed                                                                        (1,069,478)
Account charges                                                                                   (3,324)
Net investment income (loss)                                                                      23,219
Net realized gain (loss)                                                                         (23,731)
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                              (1,178)
                                                                                     -------------------
                                                                                     $            89,216
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                             BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     5.68                 3        $       19               N/A             5.1%
12/31/2009            5.40                 3                14               N/A             1.9%
12/31/2008            5.30                18                95               N/A             6.1%

                                             BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     5.48                13        $       70             1.30%             3.7%
12/31/2009            5.29                52               273             1.30%             0.6%
12/31/2008            5.26               137               723             1.30%             5.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.5%
2009                 4.7%
2008                 0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
              Columbia Small Cap Value Fund VS A Class - 19765R303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $     17,535,915     $    15,648,310           1,000,337
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                      (1,495)
                                           ----------------
Net assets                                 $     17,534,420
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $        398,858              67,346     $          5.92
Band B                                           17,135,562           2,995,557                5.72
                                           ----------------     ---------------
 Total                                     $     17,534,420           3,062,903
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $       213,508
Mortality & expense charges                                                                (205,904)
                                                                                    ---------------
Net investment income (loss)                                                                  7,604
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (479,829)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                      4,165,299
                                                                                    ---------------
Net gain (loss)                                                                           3,685,470
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $     3,693,074
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            7,604       $           (7,910)
Net realized gain (loss)                                               (479,829)                (664,237)
Realized gain distributions                                                   -                   26,176
Net change in unrealized appreciation (depreciation)                  4,165,299                3,754,543
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                     3,693,074                3,108,572
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              1,744,027                2,581,716
Cost of units redeemed                                               (3,921,266)              (2,234,489)
Account charges                                                        (150,227)                (133,052)
                                                             ------------------       ------------------
Increase (decrease)                                                  (2,327,466)                 214,175
                                                             ------------------       ------------------
Net increase (decrease)                                               1,365,608                3,322,747
Net assets, beginning                                                16,168,812               12,846,065
                                                             ------------------       ------------------
Net assets, ending                                           $       17,534,420       $       16,168,812
                                                             ==================       ==================
Units sold                                                              397,602                  759,143
Units redeemed                                                         (869,445)                (694,809)
                                                             ------------------       ------------------
Net increase (decrease)                                                (471,843)                  64,334
Units outstanding, beginning                                          3,534,746                3,470,412
                                                             ------------------       ------------------
Units outstanding, ending                                             3,062,903                3,534,746
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        23,115,125
Cost of units redeemed                                                                        (7,745,207)
Account charges                                                                                 (355,462)
Net investment income (loss)                                                                      12,193
Net realized gain (loss)                                                                      (1,299,345)
Realized gain distributions                                                                    1,919,511
Net change in unrealized appreciation (depreciation)
                                                                                               1,887,605
                                                                                     -------------------
                                                                                     $        17,534,420
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                             BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     5.92                67        $      399               N/A            26.8%
12/31/2009            4.67                78               363               N/A            25.2%
12/31/2008            3.73                91               339               N/A           -25.3%

                                             BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     5.72             2,996        $   17,136             1.30%            25.1%
12/31/2009            4.57             3,457            15,805             1.30%            23.5%
12/31/2008            3.70             3,380            12,507             1.30%           -26.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.3%
2009                 1.1%
2008                 1.7%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
    Dreyfus Investment Portfolio Technology Growth Service Class - 26202A710

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        737,710     $       541,055              58,179
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                      (1,230)
                                           ----------------
Net assets                                 $        736,480
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $        197,590              26,029     $          7.59
Band B                                              538,890              77,446                6.96
                                           ----------------     ---------------
 Total                                     $        736,480             103,475
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                  (4,816)
                                                                                    ---------------
Net investment income (loss)                                                                 (4,816)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     33,691
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        120,316
                                                                                    ---------------
Net gain (loss)                                                                             154,007
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       149,191
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (4,816)      $           (1,829)
Net realized gain (loss)                                                 33,691                   (3,338)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    120,316                  137,903
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       149,191                  132,736
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                331,471                  145,763
Cost of units redeemed                                                 (143,982)                 (70,371)
Account charges                                                          (3,783)                  (2,233)
                                                             ------------------       ------------------
Increase (decrease)                                                     183,706                   73,159
                                                             ------------------       ------------------
Net increase (decrease)                                                 332,897                  205,895
Net assets, beginning                                                   403,583                  197,688
                                                             ------------------       ------------------
Net assets, ending                                           $          736,480       $          403,583
                                                             ==================       ==================
Units sold                                                               58,243                   33,176
Units redeemed                                                          (26,809)                 (16,237)
                                                             ------------------       ------------------
Net increase (decrease)                                                  31,434                   16,939
Units outstanding, beginning                                             72,041                   55,102
                                                             ------------------       ------------------
Units outstanding, ending                                               103,475                   72,041
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $           945,518
Cost of units redeemed                                                                          (395,203)
Account charges                                                                                   (9,715)
Net investment income (loss)                                                                     (11,295)
Net realized gain (loss)                                                                          10,520
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                             196,655
                                                                                     -------------------
                                                                                     $           736,480
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/28/2004

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                             BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     7.59                26        $      198               N/A            29.7%
12/31/2009            5.86                28               167               N/A            57.1%
12/31/2008            3.73                20                75               N/A           -41.2%
12/31/2007            6.34                11                71               N/A            14.4%
12/31/2006            5.54                 5                30               N/A             4.0%

                                             BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     6.96                77        $      539             1.30%            28.0%
12/31/2009            5.44                44               237             1.30%            55.0%
12/31/2008            3.51                35               122             1.30%           -42.0%
12/31/2007            6.05                30               183             1.30%            13.0%
12/31/2006            5.35                14                78             1.30%             2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.1%
2008                 0.0%
2007                 0.0%
2006                 0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
    Dreyfus IP Small Cap Stock Investment Portfolio Service Class - 26202A686

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $         79,417     $        70,731               6,509
Receivables: investments sold                           404     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $         79,821
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $         59,756               7,394     $          8.08
Band B                                               20,065               2,537                7.91
                                           ----------------     ---------------
 Total                                     $         79,821               9,931
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $            43
Mortality & expense charges                                                                    (139)
                                                                                    ---------------
Net investment income (loss)                                                                    (96)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        114
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          8,557
                                                                                    ---------------
Net gain (loss)                                                                               8,671
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $         8,575
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              (96)      $                -
Net realized gain (loss)                                                    114                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                      8,557                      129
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                         8,575                      129
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 68,132                    3,685
Cost of units redeemed                                                     (442)                       -
Account charges                                                            (254)                      (4)
                                                             ------------------       ------------------
Increase (decrease)                                                      67,436                    3,681
                                                             ------------------       ------------------
Net increase (decrease)                                                  76,011                    3,810
Net assets, beginning                                                     3,810                        -
                                                             ------------------       ------------------
Net assets, ending                                           $           79,821       $            3,810
                                                             ==================       ==================
Units sold                                                                9,431                      593
Units redeemed                                                              (93)                       -
                                                             ------------------       ------------------
Net increase (decrease)                                                   9,338                      593
Units outstanding, beginning                                                593                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                 9,931                      593
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $            71,817
Cost of units redeemed                                                                              (442)
Account charges                                                                                     (258)
Net investment income (loss)                                                                         (96)
Net realized gain (loss)                                                                             114
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                               8,686
                                                                                     -------------------
                                                                                     $            79,821
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                             BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     8.08                 7        $       60               N/A            25.8%
12/31/2009            6.42                 1                 4               N/A            28.5%

                                             BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     7.91                 3        $       20             1.30%            24.2%
12/31/2009            6.37                 0                 0             1.30%            27.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.1%
2009                 0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Dreyfus Variable Investment Appreciation Service Class - 261976831

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        267,141     $       271,241               7,582
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                          (6)
                                           ----------------
Net assets                                 $        267,135
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $         70,128              10,555     $          6.64
Band B                                              197,007              32,306                6.10
                                           ----------------     ---------------
 Total                                     $        267,135              42,861
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $         4,431
Mortality & expense charges                                                                  (2,310)
                                                                                    ---------------
Net investment income (loss)                                                                  2,121
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (4,423)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         35,472
                                                                                    ---------------
Net gain (loss)                                                                              31,049
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $        33,170
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            2,121       $            2,752
Net realized gain (loss)                                                 (4,423)                 (15,573)
Realized gain distributions                                                   -                   15,197
Net change in unrealized appreciation (depreciation)                     35,472                   35,079
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                        33,170                   37,455
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 15,866                   27,292
Cost of units redeemed                                                  (14,836)                 (28,369)
Account charges                                                          (1,447)                  (1,373)
                                                             ------------------       ------------------
Increase (decrease)                                                        (417)                  (2,450)
                                                             ------------------       ------------------
Net increase (decrease)                                                  32,753                   35,005
Net assets, beginning                                                   234,382                  199,377
                                                             ------------------       ------------------
Net assets, ending                                           $          267,135       $          234,382
                                                             ==================       ==================
Units sold                                                                2,916                    5,369
Units redeemed                                                           (2,880)                  (6,690)
                                                             ------------------       ------------------
Net increase (decrease)                                                      36                   (1,321)
Units outstanding, beginning                                             42,825                   44,146
                                                             ------------------       ------------------
Units outstanding, ending                                                42,861                   42,825
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $           558,114
Cost of units redeemed                                                                          (300,796)
Account charges                                                                                   (8,739)
Net investment income (loss)                                                                       7,549
Net realized gain (loss)                                                                         (22,530)
Realized gain distributions                                                                       37,637
Net change in unrealized appreciation (depreciation)                                              (4,100)
                                                                                     -------------------
                                                                                     $           267,135
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/28/2004

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                             BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     6.64                11        $       70               N/A            15.0%
12/31/2009            5.78                11                63               N/A            22.2%
12/31/2008            4.72                11                50               N/A           -29.7%
12/31/2007            6.72                15               101               N/A             6.9%
12/31/2006            6.29                11                71               N/A            16.1%

                                             BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     6.10                32        $      197             1.30%            13.6%
12/31/2009            5.37                32               172             1.30%            20.7%
12/31/2008            4.45                34               150             1.30%           -30.6%
12/31/2007            6.42                45               290             1.30%             5.5%
12/31/2006            6.08                47               286             1.30%            14.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.8%
2009                 2.1%
2008                 1.8%
2007                 1.2%
2006                 0.6%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 922175203

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      5,277,230     $     5,132,418             362,945
Receivables: investments sold                           565     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $      5,277,795
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $      2,643,820             346,033     $          7.64
Band B                                            2,633,975             346,375                7.60
                                           ----------------     ---------------
 Total                                     $      5,277,795             692,408
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Dividend income                                                                     $        87,036
Mortality & expense charges                                                                 (32,700)
                                                                                    ---------------
Net investment income (loss)                                                                 54,336
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (14,867)
Realized gain distributions                                                                  26,071
Net change in unrealized appreciation (depreciation)                                        618,530
                                                                                    ---------------
Net gain (loss)                                                                             629,734
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       684,070
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           54,336       $           98,562
Net realized gain (loss)                                                (14,867)                (237,551)
Realized gain distributions                                              26,071                    8,945
Net change in unrealized appreciation (depreciation)                    618,530                1,505,224
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       684,070                1,375,180
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                141,790                  312,096
Cost of units redeemed                                               (1,338,480)              (1,454,735)
Account charges                                                         (57,694)                 (65,412)
                                                             ------------------       ------------------
Increase (decrease)                                                  (1,254,384)              (1,208,051)
                                                             ------------------       ------------------
Net increase (decrease)                                                (570,314)                 167,129
Net assets, beginning                                                 5,848,109                5,680,980
                                                             ------------------       ------------------
Net assets, ending                                           $        5,277,795       $        5,848,109
                                                             ==================       ==================
Units sold                                                               23,206                   56,540
Units redeemed                                                         (202,317)                (272,890)
                                                             ------------------       ------------------
Net increase (decrease)                                                (179,111)                (216,350)
Units outstanding, beginning                                            871,519                1,087,869
                                                             ------------------       ------------------
Units outstanding, ending                                               692,408                  871,519
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        25,450,052
Cost of units redeemed                                                                       (22,010,748)
Account charges                                                                               (1,194,402)
Net investment income (loss)                                                                   2,949,885
Net realized gain (loss)                                                                      (1,233,416)
Realized gain distributions                                                                    1,171,612
Net change in unrealized appreciation (depreciation)                                             144,812
                                                                                     -------------------
                                                                                     $         5,277,795
                                                                                     ===================

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                             BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     7.64               346        $    2,644               N/A            14.3%
12/31/2009            6.69               500             3,344               N/A            29.1%
12/31/2008            5.18               665             3,446               N/A           -28.7%
12/31/2007            7.27               853             6,200               N/A            15.5%
12/31/2006            6.29             1,094             6,879               N/A             7.3%

                                             BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value            (000s)            (000s)        Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     7.60               346        $    2,634             1.30%            12.8%
12/31/2009            6.74               371             2,504             1.30%            27.4%
12/31/2008            5.29               422             2,235             1.30%           -29.6%
12/31/2007            7.52               442             3,321             1.30%            14.0%
12/31/2006            6.60               504             3,322             1.30%             5.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.6%
2009                 2.2%
2008                 2.6%
2007                 6.0%
2006                 2.9%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
              Fidelity VIP Equity Income Initial Class - 922174305

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    6,643,072  $    5,946,538         349,267
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased           (1,324)
                                  --------------
Net assets                        $    6,641,748
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    2,783,980         421,113  $         6.61
Band B                                 3,857,768         530,233            7.28
                                  --------------  --------------
 Total                            $    6,641,748         951,346
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                             $            113,862
Mortality & expense charges                                              (49,047)
                                                            --------------------
Net investment income (loss)                                              64,815
                                                            --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                (316,476)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   1,120,742
                                                            --------------------
Net gain (loss)                                                          804,266
                                                            --------------------
Increase (decrease) in net assets from operations           $            869,081
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           64,815     $              379
Net realized gain (loss)                                              (316,476)           (19,483,278)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,120,742             22,105,299
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      869,081              2,622,400
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               292,781              2,477,007
Cost of units redeemed                                              (1,437,615)           (26,250,421)
Account charges                                                        (59,385)              (160,300)
                                                            ------------------     ------------------
Increase (decrease)                                                 (1,204,219)           (23,933,714)
                                                            ------------------     ------------------
Net increase (decrease)                                               (335,138)           (21,311,314)
Net assets, beginning                                                6,976,886             28,288,200
                                                            ------------------     ------------------
Net assets, ending                                          $        6,641,748     $        6,976,886
                                                            ==================     ==================
Units sold                                                              81,191                629,498
Units redeemed                                                        (273,196)            (5,253,117)
                                                            ------------------     ------------------
Net increase (decrease)                                               (192,005)            (4,623,619)
Units outstanding, beginning                                         1,143,351              5,766,970
                                                            ------------------     ------------------
Units outstanding, ending                                              951,346              1,143,351
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                            $    89,904,073
Cost of units redeemed                                                                  (75,302,712)
Account charges                                                                          (1,963,289)
Net investment income (loss)                                                              2,434,659
Net realized gain (loss)                                                                (17,612,741)
Realized gain distributions                                                               8,485,224
Net change in unrealized appreciation (depreciation)                                        696,534
                                                                                    ---------------
                                                                                    $     6,641,748
                                                                                    ===============

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.61           421   $    2,784             N/A           15.1%
12/31/2009       5.74           518        2,974             N/A           30.2%
12/31/2008       4.41           759        3,344             N/A          -42.7%
12/31/2007       7.69         1,004        7,719             N/A            1.5%
12/31/2006       7.57         1,219        9,230             N/A           20.2%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     7.28           530   $    3,858           1.30%           13.7%
12/31/2009       6.40           625        4,003           1.30%           28.5%
12/31/2008       4.98         5,008       24,944           1.30%          -43.4%
12/31/2007       8.80         3,732       32,833           1.30%            0.2%
12/31/2006       8.78         3,691       32,404           1.30%           18.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.7%
2009             1.0%
2008             3.0%
2007             1.9%
2006             3.3%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2005 Portfolio Initial Class - 922174651

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      132,178  $      112,594          13,125
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased               (4)
                                  --------------
Net assets                        $      132,174
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $       13,421           2,027  $         6.62
Band B                                   118,753          19,295            6.15
                                  --------------  --------------
 Total                            $      132,174          21,322
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $        2,589
Mortality & expense charges                                               (1,551)
                                                                  --------------
Net investment income (loss)                                               1,038
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (7,655)
Realized gain distributions                                                1,689
Net change in unrealized appreciation (depreciation)                      17,311
                                                                  --------------
Net gain (loss)                                                           11,345
                                                                  --------------
Increase (decrease) in net assets from operations                 $       12,383
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,038     $            3,613
Net realized gain (loss)                                                (7,655)               (25,906)
Realized gain distributions                                              1,689                  4,591
Net change in unrealized appreciation (depreciation)                    17,311                 41,592
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       12,383                 23,890
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                12,365                 55,321
Cost of units redeemed                                                 (34,088)               (46,860)
Account charges                                                           (304)                  (308)
                                                            ------------------     ------------------
Increase (decrease)                                                    (22,027)                 8,153
                                                            ------------------     ------------------
Net increase (decrease)                                                 (9,644)                32,043
Net assets, beginning                                                  141,818                109,775
                                                            ------------------     ------------------
Net assets, ending                                          $          132,174     $          141,818
                                                            ==================     ==================
Units sold                                                               2,239                 12,474
Units redeemed                                                          (6,108)               (10,982)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (3,869)                 1,492
Units outstanding, beginning                                            25,191                 23,699
                                                            ------------------     ------------------
Units outstanding, ending                                               21,322                 25,191
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                            $       410,286
Cost of units redeemed                                                                     (297,681)
Account charges                                                                              (2,511)
Net investment income (loss)                                                                 14,626
Net realized gain (loss)                                                                    (34,978)
Realized gain distributions                                                                  22,848
Net change in unrealized appreciation (depreciation)                                         19,584
                                                                                    ---------------
                                                                                    $       132,174
                                                                                    ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.62             2   $       13             N/A           11.3%
12/31/2009       5.95             2           13             N/A           23.0%
12/31/2008       4.83             2           11             N/A          -23.8%
12/31/2007       6.35             4           24             N/A            8.7%
12/31/2006       5.84             5           28             N/A            9.6%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.15            19   $      119           1.30%            9.9%
12/31/2009       5.60            23          129           1.30%           21.4%
12/31/2008       4.61            22           99           1.30%          -24.8%
12/31/2007       6.13            30          186           1.30%            7.2%
12/31/2006       5.72            33          188           1.30%            8.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.9%
2009             4.1%
2008             2.7%
2007             2.7%
2006             3.7%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 922174628

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      454,245  $      401,922          42,812
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased              (13)
                                  --------------
Net assets                        $      454,232
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $       87,229          12,988  $        6.72
Band B                                   367,003          58,784           6.24
                                  --------------  --------------
 Total                            $      454,232          71,772
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $        9,320
Mortality & expense charges                                               (3,962)
                                                                  --------------
Net investment income (loss)                                               5,358
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                   2,523
Realized gain distributions                                                7,337
Net change in unrealized appreciation (depreciation)                      30,320
                                                                  --------------
Net gain (loss)                                                           40,180
                                                                  --------------
Increase (decrease) in net assets from operations                 $       45,538
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            5,358     $            5,306
Net realized gain (loss)                                                 2,523                (87,325)
Realized gain distributions                                              7,337                  4,924
Net change in unrealized appreciation (depreciation)                    30,320                193,458
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       45,538                116,363
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               144,667                 40,959
Cost of units redeemed                                                 (48,677)              (444,354)
Account charges                                                         (2,623)                (2,527)
                                                            ------------------     ------------------
Increase (decrease)                                                     93,367               (405,922)
                                                            ------------------     ------------------
Net increase (decrease)                                                138,905               (289,559)
Net assets, beginning                                                  315,327                604,886
                                                            ------------------     ------------------
Net assets, ending                                          $          454,232     $          315,327
                                                            ==================     ==================
Units sold                                                              25,403                  9,401
Units redeemed                                                          (9,044)               (85,724)
                                                            ------------------     ------------------
Net increase (decrease)                                                 16,359                (76,323)
Units outstanding, beginning                                            55,413                131,736
                                                            ------------------     ------------------
Units outstanding, ending                                               71,772                 55,413
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                            $     1,023,930
Cost of units redeemed                                                                     (584,358)
Account charges                                                                              (8,551)
Net investment income (loss)                                                                 27,847
Net realized gain (loss)                                                                   (100,062)
Realized gain distributions                                                                  43,103
Net change in unrealized appreciation (depreciation)                                         52,323
                                                                                    ---------------
                                                                                    $       454,232
                                                                                    ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.72            13   $       87             N/A           13.0%
12/31/2009       5.95            15           86             N/A           24.3%
12/31/2008       4.78            16           77             N/A          -25.1%
12/31/2007       6.38             7           42             N/A            8.7%
12/31/2006       5.87             0            2             N/A            9.8%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.24            59   $      367           1.30%           11.5%
12/31/2009       5.60            41          229           1.30%           22.7%
12/31/2008       4.56           116          528           1.30%          -26.0%
12/31/2007       6.17             9           53           1.30%            7.3%
12/31/2006       5.75             6           33           1.30%            8.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             2.4%
2009             2.5%
2008             6.1%
2007             3.5%
2006             3.4%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 922174586

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      789,021  $      725,075          73,740
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased              (81)
                                  --------------
Net assets                        $      788,940
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      285,819          41,985  $         6.81
Band B                                   503,121          79,503            6.33
                                  --------------  --------------
 Total                            $      788,940         121,488
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       16,254
Mortality & expense charges                                               (5,869)
                                                                  --------------
Net investment income (loss)                                              10,385
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                   3,930
Realized gain distributions                                                8,370
Net change in unrealized appreciation (depreciation)                      46,432
                                                                  --------------
Net gain (loss)                                                           58,732
                                                                  --------------
Increase (decrease) in net assets from operations                 $       69,117
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           10,385     $           12,051
Net realized gain (loss)                                                 3,930                (27,840)
Realized gain distributions                                              8,370                  3,814
Net change in unrealized appreciation (depreciation)                    46,432                 74,397
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       69,117                 62,422
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               374,130                296,068
Cost of units redeemed                                                (106,307)               (47,460)
Account charges                                                         (3,348)                (1,571)
                                                            ------------------     ------------------
Increase (decrease)                                                    264,475                247,037
                                                            ------------------     ------------------
Net increase (decrease)                                                333,592                309,459
Net assets, beginning                                                  455,348                145,889
                                                            ------------------     ------------------
Net assets, ending                                          $          788,940     $          455,348
                                                            ==================     ==================
Units sold                                                              60,788                 59,366
Units redeemed                                                         (18,760)               (11,106)
                                                            ------------------     ------------------
Net increase (decrease)                                                 42,028                 48,260
Units outstanding, beginning                                            79,460                 31,200
                                                            ------------------     ------------------
Units outstanding, ending                                              121,488                 79,460
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                            $       929,090
Cost of units redeemed                                                                     (225,951)
Account charges                                                                              (7,469)
Net investment income (loss)                                                                 29,909
Net realized gain (loss)                                                                    (25,340)
Realized gain distributions                                                                  24,755
Net change in unrealized appreciation (depreciation)                                         63,946
                                                                                    ---------------
                                                                                    $       788,940
                                                                                    ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.81            42   $      286             N/A           13.1%
12/31/2009       6.02            14           84             N/A           25.3%
12/31/2008       4.80            13           62             N/A          -27.0%
12/31/2007       6.58            10           67             N/A            9.3%
12/31/2006       6.02             9           54             N/A           11.7%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.33            80   $      503           1.30%           11.6%
12/31/2009       5.67            66          372           1.30%           23.7%
12/31/2008       4.58            18           84           1.30%          -28.0%
12/31/2007       6.36            10           64           1.30%            7.9%
12/31/2006       5.90             8           46           1.30%           10.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             2.6%
2009             4.9%
2008             3.6%
2007             3.1%
2006             1.6%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 922174552

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      654,599  $      571,397          61,812
Receivables: investments sold                 36  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      654,635
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      158,584          23,589  $         6.72
Band B                                   496,051          79,376            6.25
                                  --------------  --------------
 Total                            $      654,635         102,965
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       13,496
Mortality & expense charges                                               (6,249)
                                                                  --------------
Net investment income (loss)                                               7,247
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (12,685)
Realized gain distributions                                                4,956
Net change in unrealized appreciation (depreciation)                      70,097
                                                                  --------------
Net gain (loss)                                                           62,368
                                                                  --------------
Increase (decrease) in net assets from operations                 $       69,615
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            7,247     $           11,022
Net realized gain (loss)                                               (12,685)              (116,690)
Realized gain distributions                                              4,956                  6,115
Net change in unrealized appreciation (depreciation)                    70,097                225,827
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       69,615                126,274
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               101,197                374,146
Cost of units redeemed                                                 (85,563)              (357,570)
Account charges                                                         (2,193)                (1,719)
                                                            ------------------     ------------------
Increase (decrease)                                                     13,441                 14,857
                                                            ------------------     ------------------
Net increase (decrease)                                                 83,056                141,131
Net assets, beginning                                                  571,579                430,448
                                                            ------------------     ------------------
Net assets, ending                                          $          654,635     $          571,579
                                                            ==================     ==================
Units sold                                                              16,400                 72,365
Units redeemed                                                         (16,095)               (68,282)
                                                            ------------------     ------------------
Net increase (decrease)                                                    305                  4,083
Units outstanding, beginning                                           102,660                 98,577
                                                            ------------------     ------------------
Units outstanding, ending                                              102,965                102,660
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     1,900,576
Cost of units redeemed                                                                    (1,136,285)
Account charges                                                                               (7,399)
Net investment income (loss)                                                                  43,721
Net realized gain (loss)                                                                    (293,889)
Realized gain distributions                                                                   64,709
Net change in unrealized appreciation (depreciation)                                          83,202
                                                                                     ---------------
                                                                                     $       654,635
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.72            24   $      159             N/A           14.5%
12/31/2009       5.87            11           67             N/A           29.0%
12/31/2008       4.55            11           49             N/A          -32.6%
12/31/2007       6.76             9           60             N/A           10.2%
12/31/2006       6.13             5           30             N/A           12.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.25            79   $      496           1.30%           13.0%
12/31/2009       5.53            91          505           1.30%           27.3%
12/31/2008       4.34            88          381           1.30%          -33.5%
12/31/2007       6.53           148          965           1.30%            8.8%
12/31/2006       6.00            11           66           1.30%           11.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             2.2%
2009             3.4%
2008             2.0%
2007             3.8%
2006             1.8%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2025 Portfolio Initial Class - 922174529

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      732,620  $      694,578          69,839
Receivables: investments sold                255  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      732,875
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      106,449          15,668  $         6.79
Band B                                   626,426          99,187            6.32
                                  --------------  --------------
 Total                            $      732,875         114,855
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       14,583
Mortality & expense charges                                               (7,336)
                                                                  --------------
Net investment income (loss)                                               7,247
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (6,142)
Realized gain distributions                                                4,103
Net change in unrealized appreciation (depreciation)                      84,181
                                                                  --------------
Net gain (loss)                                                           82,142
                                                                  --------------
Increase (decrease) in net assets from operations                 $       89,389
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            7,247     $           12,601
Net realized gain (loss)                                                (6,142)               (15,971)
Realized gain distributions                                              4,103                  5,857
Net change in unrealized appreciation (depreciation)                    84,181                109,512
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       89,389                111,999
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                71,524                219,532
Cost of units redeemed                                                 (18,791)               (32,258)
Account charges                                                         (3,325)                (2,149)
                                                            ------------------     ------------------
Increase (decrease)                                                     49,408                185,125
                                                            ------------------     ------------------
Net increase (decrease)                                                138,797                297,124
Net assets, beginning                                                  594,078                296,954
                                                            ------------------     ------------------
Net assets, ending                                          $          732,875     $          594,078
                                                            ==================     ==================
Units sold                                                              11,857                 45,549
Units redeemed                                                          (3,935)                (7,205)
                                                            ------------------     ------------------
Net increase (decrease)                                                  7,922                 38,344
Units outstanding, beginning                                           106,933                 68,589
                                                            ------------------     ------------------
Units outstanding, ending                                              114,855                106,933
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                            $       783,096
Cost of units redeemed                                                                     (137,150)
Account charges                                                                              (8,161)
Net investment income (loss)                                                                 31,251
Net realized gain (loss)                                                                    (20,960)
Realized gain distributions                                                                  46,757
Net change in unrealized appreciation (depreciation)                                         38,042
                                                                                    ---------------
                                                                                    $       732,875
                                                                                    ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.79            16   $      106             N/A           15.8%
12/31/2009       5.87             9           55             N/A           30.1%
12/31/2008       4.51             8           37             N/A          -34.2%
12/31/2007       6.85             6           43             N/A           10.5%
12/31/2006       6.20             6           38             N/A           12.6%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.32            99   $      626           1.30%           14.3%
12/31/2009       5.53            98          540           1.30%           28.4%
12/31/2008       4.30            60          260           1.30%          -35.0%
12/31/2007       6.62            45          295           1.30%            9.1%
12/31/2006       6.07            40          242           1.30%           11.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             2.2%
2009             3.9%
2008             3.2%
2007             2.2%
2006             2.9%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 922174487

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      462,875  $      429,334          45,335
Receivables: investments sold                230  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      463,105
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      179,774          27,104  $         6.63
Band B                                   283,331          45,953            6.17
                                  --------------  --------------
 Total                            $      463,105          73,057
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $        8,630
Mortality & expense charges                                               (3,188)
                                                                  --------------
Net investment income (loss)                                               5,442
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (17,149)
Realized gain distributions                                                3,035
Net change in unrealized appreciation (depreciation)                      68,184
                                                                  --------------
Net gain (loss)                                                           54,070
                                                                  --------------
Increase (decrease) in net assets from operations                 $       59,512
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            5,442     $            5,519
Net realized gain (loss)                                               (17,149)               (38,516)
Realized gain distributions                                              3,035                  3,358
Net change in unrealized appreciation (depreciation)                    68,184                101,613
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       59,512                 71,974
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               114,170                151,813
Cost of units redeemed                                                 (64,180)               (78,371)
Account charges                                                         (2,632)                (2,436)
                                                            ------------------     ------------------
Increase (decrease)                                                     47,358                 71,006
                                                            ------------------     ------------------
Net increase (decrease)                                                106,870                142,980
Net assets, beginning                                                  356,235                213,255
                                                            ------------------     ------------------
Net assets, ending                                          $          463,105     $          356,235
                                                            ==================     ==================
Units sold                                                              20,146                 30,754
Units redeemed                                                         (11,774)               (16,087)
                                                            ------------------     ------------------
Net increase (decrease)                                                  8,372                 14,667
Units outstanding, beginning                                            64,685                 50,018
                                                            ------------------     ------------------
Units outstanding, ending                                               73,057                 64,685
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       800,792
Cost of units redeemed                                                                      (364,423)
Account charges                                                                              (10,905)
Net investment income (loss)                                                                  22,609
Net realized gain (loss)                                                                     (56,563)
Realized gain distributions                                                                   38,054
Net change in unrealized appreciation (depreciation)                                          33,541
                                                                                     ---------------
                                                                                     $       463,105
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.63            27   $      180             N/A           16.1%
12/31/2009       5.71            25          140             N/A           31.7%
12/31/2008       4.34            31          134             N/A          -38.0%
12/31/2007       7.00            22          153             N/A           11.4%
12/31/2006       6.29            21          131             N/A           13.1%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.17            46   $      283           1.30%           14.6%
12/31/2009       5.38            40          216           1.30%           30.0%
12/31/2008       4.14            19           79           1.30%          -38.8%
12/31/2007       6.77            13           90           1.30%            9.9%
12/31/2006       6.16             9           53           1.30%           11.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             2.1%
2009             2.5%
2008             2.9%
2007             2.3%
2006             2.9%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 922174685

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      505,913  $      480,798          49,261
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased              (16)
                                  --------------
Net assets                        $      505,897
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      140,996          21,626  $         6.52
Band B                                   364,901          60,207            6.06
                                  --------------  --------------
 Total                            $      505,897          81,833
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $        9,531
Mortality & expense charges                                               (6,219)
                                                                  --------------
Net investment income (loss)                                               3,312
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (13,914)
Realized gain distributions                                               14,005
Net change in unrealized appreciation (depreciation)                      36,078
                                                                  --------------
Net gain (loss)                                                           36,169
                                                                  --------------
Increase (decrease) in net assets from operations                 $       39,481
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            3,312     $           18,543
Net realized gain (loss)                                               (13,914)               (68,525)
Realized gain distributions                                             14,005                 15,145
Net change in unrealized appreciation (depreciation)                    36,078                161,336
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       39,481                126,499
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               100,367                123,269
Cost of units redeemed                                                (509,031)              (496,102)
Account charges                                                         (4,245)                (7,045)
                                                            ------------------     ------------------
Increase (decrease)                                                   (412,909)              (379,878)
                                                            ------------------     ------------------
Net increase (decrease)                                               (373,428)              (253,379)
Net assets, beginning                                                  879,325              1,132,704
                                                            ------------------     ------------------
Net assets, ending                                          $          505,897     $          879,325
                                                            ==================     ==================
Units sold                                                              18,245                 18,848
Units redeemed                                                         (88,889)               (89,774)
                                                            ------------------     ------------------
Net increase (decrease)                                                (70,644)               (70,926)
Units outstanding, beginning                                           152,477                223,403
                                                            ------------------     ------------------
Units outstanding, ending                                               81,833                152,477
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                            $     2,681,496
Cost of units redeemed                                                                   (2,217,812)
Account charges                                                                             (34,139)
Net investment income (loss)                                                                 86,401
Net realized gain (loss)                                                                   (100,737)
Realized gain distributions                                                                  65,573
Net change in unrealized appreciation (depreciation)                                         25,115
                                                                                    ---------------
                                                                                    $       505,897
                                                                                    ===============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.52            22   $      141             N/A            7.5%
12/31/2009       6.07            24          144             N/A           15.0%
12/31/2008       5.28            33          176             N/A          -10.4%
12/31/2007       5.89             9           53             N/A            8.5%
12/31/2006       5.43             2            9             N/A            5.6%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.06            60   $      365           1.30%            6.1%
12/31/2009       5.71           129          735           1.30%           13.5%
12/31/2008       5.03           190          956           1.30%          -11.6%
12/31/2007       5.69           201        1,145           1.30%            4.8%
12/31/2006       5.43            74          403           1.30%            6.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.4%
2009             2.9%
2008             3.7%
2007             5.8%
2006             3.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                  Fidelity VIP Growth Initial Class - 922174404

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    7,009,601  $    5,930,317         188,988
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased           (5,019)
                                  --------------
Net assets                        $    7,004,582
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    3,810,402         710,300  $         5.36
Band B                                 3,194,180         427,293            7.48
                                  --------------  --------------
 Total                            $    7,004,582       1,137,593
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       17,337
Mortality & expense charges                                              (37,477)
                                                                  --------------
Net investment income (loss)                                             (20,140)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 212,839
Realized gain distributions                                               21,474
Net change in unrealized appreciation (depreciation)                   1,159,531
                                                                  --------------
Net gain (loss)                                                        1,393,844
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,373,704
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (20,140)    $           (6,752)
Net realized gain (loss)                                               212,839               (112,352)
Realized gain distributions                                             21,474                  5,120
Net change in unrealized appreciation (depreciation)                 1,159,531              1,567,289
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,373,704              1,453,305
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               733,146                769,727
Cost of units redeemed                                              (1,648,144)            (1,473,861)
Account charges                                                        (68,986)               (67,893)
                                                            ------------------     ------------------
Increase (decrease)                                                   (983,984)              (772,027)
                                                            ------------------     ------------------
Net increase (decrease)                                                389,720                681,278
Net assets, beginning                                                6,614,862              5,933,584
                                                            ------------------     ------------------
Net assets, ending                                          $        7,004,582     $        6,614,862
                                                            ==================     ==================
Units sold                                                             127,583                200,607
Units redeemed                                                        (324,824)              (403,887)
                                                            ------------------     ------------------
Net increase (decrease)                                               (197,241)              (203,280)
Units outstanding, beginning                                         1,334,834              1,538,114
                                                            ------------------     ------------------
Units outstanding, ending                                            1,137,593              1,334,834
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $    42,753,206
Cost of units redeemed                                                                 (33,157,833)
Account charges                                                                         (1,411,430)
Net investment income (loss)                                                             1,117,872
Net realized gain (loss)                                                                (3,414,067)
Realized gain distributions                                                                 37,550
Net change in unrealized appreciation (depreciation)                                     1,079,284
                                                                                   ---------------
                                                                                   $     7,004,582
                                                                                   ===============

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     5.36           710   $    3,810             N/A           24.2%
12/31/2009       4.32           858        3,707             N/A           28.3%
12/31/2008       3.37         1,018        3,427             N/A          -47.2%
12/31/2007       6.37         1,281        8,164             N/A           27.0%
12/31/2006       5.02         1,565        7,856             N/A            6.8%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     7.48           427   $    3,194           1.30%           22.6%
12/31/2009       6.10           477        2,908           1.30%           26.6%
12/31/2008       4.82           520        2,506           1.30%          -47.9%
12/31/2007       9.24           567        5,237           1.30%           25.3%
12/31/2006       7.37           728        5,367           1.30%            5.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.3%
2009             0.4%
2008             0.8%
2007             0.8%
2006             0.4%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP High Income Initial Class - 922174206

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    5,601,271  $    5,545,811       1,005,614
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased          (1,163)
                                  --------------
Net assets                        $    5,600,108
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    2,802,525         401,334  $         6.98
Band B                                 2,797,583         308,392            9.07
                                  --------------  --------------
 Total                            $    5,600,108         709,726
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $      419,075
Mortality & expense charges                                              (36,429)
                                                                  --------------
Net investment income (loss)                                             382,646
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 483,961
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                    (239,247)
                                                                  --------------
Net gain (loss)                                                          244,714
                                                                  --------------
Increase (decrease) in net assets from operations                 $      627,360
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          382,646     $          372,172
Net realized gain (loss)                                               483,961               (652,747)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                  (239,247)             2,008,355
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      627,360              1,727,780
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,627,581              1,380,114
Cost of units redeemed                                              (3,141,595)            (1,709,533)
Account charges                                                        (44,992)               (47,170)
                                                            ------------------     ------------------
Increase (decrease)                                                   (559,006)              (376,589)
                                                            ------------------     ------------------
Net increase (decrease)                                                 68,354              1,351,191
Net assets, beginning                                                5,531,754              4,180,563
                                                            ------------------     ------------------
Net assets, ending                                          $        5,600,108     $        5,531,754
                                                            ==================     ==================
Units sold                                                             397,004                265,036
Units redeemed                                                        (479,773)              (335,312)
                                                            ------------------     ------------------
Net increase (decrease)                                                (82,769)               (70,276)
Units outstanding, beginning                                           792,495                862,771
                                                            ------------------     ------------------
Units outstanding, ending                                              709,726                792,495
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $    34,034,960
Cost of units redeemed                                                                 (31,059,761)
Account charges                                                                           (550,682)
Net investment income (loss)                                                             4,207,688
Net realized gain (loss)                                                                (1,087,557)
Realized gain distributions                                                                      -
Net change in unrealized appreciation (depreciation)                                        55,460
                                                                                   ---------------
                                                                                   $     5,600,108
                                                                                   ===============

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.98           401   $    2,803             N/A           13.8%
12/31/2009       6.13           447        2,743             N/A           44.0%
12/31/2008       4.26           508        2,165             N/A          -25.0%
12/31/2007       5.68           422        2,395             N/A            2.8%
12/31/2006       5.53           476        2,629             N/A           11.2%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     9.07           308   $    2,798           1.30%           12.4%
12/31/2009       8.07           345        2,789           1.30%           42.1%
12/31/2008       5.68           355        2,015           1.30%          -26.0%
12/31/2007       7.67           504        3,865           1.30%            1.5%
12/31/2006       7.56           541        4,095           1.30%            9.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             7.5%
2009             8.3%
2008             7.4%
2007             8.1%
2006             5.8%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
              Fidelity VIP II ContraFund Initial Class - 922175500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   25,261,550  $   28,514,942       1,057,853
Receivables: investments sold             28,185  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   25,289,735
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    8,699,762         974,373  $         8.93
Band B                                16,589,973       1,766,656            9.39
                                  --------------  --------------
 Total                            $   25,289,735       2,741,029
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $      287,108
Mortality & expense charges                                             (200,576)
                                                                  --------------
Net investment income (loss)                                              86,532
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (1,228,311)
Realized gain distributions                                               10,419
Net change in unrealized appreciation (depreciation)                   4,699,238
                                                                  --------------
Net gain (loss)                                                        3,481,346
                                                                  --------------
Increase (decrease) in net assets from operations                 $    3,567,878
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           86,532     $          122,620
Net realized gain (loss)                                            (1,228,311)            (1,523,134)
Realized gain distributions                                             10,419                  5,920
Net change in unrealized appreciation (depreciation)                 4,699,238              7,779,535
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    3,567,878              6,384,941
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,412,643              2,515,161
Cost of units redeemed                                              (5,005,936)            (4,741,469)
Account charges                                                       (205,141)              (210,274)
                                                            ------------------     ------------------
Increase (decrease)                                                 (2,798,434)            (2,436,582)
                                                            ------------------     ------------------
Net increase (decrease)                                                769,444              3,948,359
Net assets, beginning                                               24,520,291             20,571,932
                                                            ------------------     ------------------
Net assets, ending                                          $       25,289,735     $       24,520,291
                                                            ==================     ==================
Units sold                                                             300,094                427,359
Units redeemed                                                        (651,735)              (826,726)
                                                            ------------------     ------------------
Net increase (decrease)                                               (351,641)              (399,367)
Units outstanding, beginning                                         3,092,670              3,492,037
                                                            ------------------     ------------------
Units outstanding, ending                                            2,741,029              3,092,670
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                            $    67,801,998
Cost of units redeemed                                                                  (55,139,768)
Account charges                                                                          (2,739,786)
Net investment income (loss)                                                                833,088
Net realized gain (loss)                                                                  2,932,369
Realized gain distributions                                                              14,855,226
Net change in unrealized appreciation (depreciation)                                     (3,253,392)
                                                                                    ---------------
                                                                                    $    25,289,735
                                                                                    ===============

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     8.93           974   $    8,700             N/A           17.2%
12/31/2009       7.62         1,163        8,855             N/A           35.7%
12/31/2008       5.61         1,313        7,367             N/A          -42.5%
12/31/2007       9.76         1,645       16,058             N/A           17.6%
12/31/2006       8.30         1,923       15,970             N/A           11.7%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     9.39         1,767   $   16,590           1.30%           15.7%
12/31/2009       8.12         1,930       15,665           1.30%           34.0%
12/31/2008       6.06         2,179       13,205           1.30%          -43.3%
12/31/2007      10.68         2,590       27,655           1.30%           16.1%
12/31/2006       9.20         2,785       25,623           1.30%           10.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.2%
2009             1.3%
2008             0.9%
2007             0.9%
2006             1.3%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                Fidelity VIP Index 500 Initial Class - 922175302

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   53,049,120  $   54,926,763         400,703
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased             (377)
                                  --------------
Net assets                        $   53,048,743
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    8,209,955       1,434,663  $         5.72
Band B                                44,838,788       5,963,871            7.52
                                  --------------  --------------
 Total                            $   53,048,743       7,398,534
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $      962,817
Mortality & expense charges                                             (554,036)
                                                                  --------------
Net investment income (loss)                                             408,781
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (610,483)
Realized gain distributions                                              990,723
Net change in unrealized appreciation (depreciation)                   5,757,460
                                                                  --------------
Net gain (loss)                                                        6,137,700
                                                                  --------------
Increase (decrease) in net assets from operations                 $    6,546,481
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          408,781     $          681,005
Net realized gain (loss)                                              (610,483)            (2,221,596)
Realized gain distributions                                            990,723              1,070,341
Net change in unrealized appreciation (depreciation)                 5,757,460             11,285,928
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    6,546,481             10,815,678
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             5,118,731              7,423,895
Cost of units redeemed                                             (10,624,278)           (11,988,687)
Account charges                                                       (479,105)              (468,315)
                                                            ------------------     ------------------
Increase (decrease)                                                 (5,984,652)            (5,033,107)
                                                            ------------------     ------------------
Net increase (decrease)                                                561,829              5,782,571
Net assets, beginning                                               52,486,914             46,704,343
                                                            ------------------     ------------------
Net assets, ending                                          $       53,048,743     $       52,486,914
                                                            ==================     ==================
Units sold                                                             881,489              1,595,928
Units redeemed                                                      (1,857,799)            (2,571,245)
                                                            ------------------     ------------------
Net increase (decrease)                                               (976,310)              (975,317)
Units outstanding, beginning                                         8,374,844              9,350,161
                                                            ------------------     ------------------
Units outstanding, ending                                            7,398,534              8,374,844
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $   150,269,474
Cost of units redeemed                                                                   (97,810,185)
Account charges                                                                           (4,379,304)
Net investment income (loss)                                                               5,209,628
Net realized gain (loss)                                                                  (1,077,932)
Realized gain distributions                                                                2,714,705
Net change in unrealized appreciation (depreciation)                                      (1,877,643)
                                                                                     ---------------
                                                                                     $    53,048,743
                                                                                     ===============

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     5.72         1,435   $    8,210             N/A           15.0%
12/31/2009       4.98         1,804        8,975             N/A           26.6%
12/31/2008       3.93         2,074        8,151             N/A          -37.0%
12/31/2007       6.24         2,657       16,572             N/A            5.4%
12/31/2006       5.92         3,133       18,536             N/A           15.8%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     7.52         5,964   $   44,839           1.30%           13.5%
12/31/2009       6.62         6,571       43,512           1.30%           25.0%
12/31/2008       5.30         7,276       38,554           1.30%          -37.8%
12/31/2007       8.52         6,592       56,169           1.30%            4.1%
12/31/2006       8.19         5,415       44,332           1.30%           14.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.8%
2009             2.4%
2008             2.3%
2007             3.7%
2006             1.5%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 922176805

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   15,687,464  $   10,264,632         488,249
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased            (993)
                                  --------------
Net assets                        $   15,686,471
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      342,215          40,958  $        8.36
Band B                                15,344,256       1,876,682           8.18
                                  --------------  --------------
 Total                            $   15,686,471       1,917,640
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       17,061
Mortality & expense charges                                             (186,272)
                                                                  --------------
Net investment income (loss)                                            (169,211)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 744,500
Realized gain distributions                                               48,107
Net change in unrealized appreciation (depreciation)                   2,900,749
                                                                  --------------
Net gain (loss)                                                        3,693,356
                                                                  --------------
Increase (decrease) in net assets from operations                 $    3,524,145
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (169,211)    $          (41,836)
Net realized gain (loss)                                               744,500                 64,870
Realized gain distributions                                             48,107                 65,403
Net change in unrealized appreciation (depreciation)                 2,900,749              2,522,083
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    3,524,145              2,610,520
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,489,905             12,720,259
Cost of units redeemed                                              (3,571,146)              (881,009)
Account charges                                                       (136,569)               (69,634)
                                                            ------------------     ------------------
Increase (decrease)                                                 (2,217,810)            11,769,616
                                                            ------------------     ------------------
Net increase (decrease)                                              1,306,335             14,380,136
Net assets, beginning                                               14,380,136                      -
                                                            ------------------     ------------------
Net assets, ending                                          $       15,686,471     $       14,380,136
                                                            ==================     ==================
Units sold                                                             234,724              2,408,979
Units redeemed                                                        (548,764)              (177,299)
                                                            ------------------     ------------------
Net increase (decrease)                                               (314,040)             2,231,680
Units outstanding, beginning                                         2,231,680                      -
                                                            ------------------     ------------------
Units outstanding, ending                                            1,917,640              2,231,680
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    14,210,164
Cost of units redeemed                                                                    (4,452,155)
Account charges                                                                             (206,203)
Net investment income (loss)                                                                (211,047)
Net realized gain (loss)                                                                     809,370
Realized gain distributions                                                                  113,510
Net change in unrealized appreciation (depreciation)                                       5,422,832
                                                                                     ---------------
                                                                                     $    15,686,471
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     8.36            41   $      342             N/A           28.6%
12/31/2009       6.50            46          298             N/A           30.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     8.18         1,877   $   15,344           1.30%           26.9%
12/31/2009       6.44         2,186       14,082           1.30%           28.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.1%
2009             0.7%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                 Fidelity VIP Overseas Initial Class - 922174503

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    5,403,960  $    4,644,470         322,239
Receivables: investments sold             34,562  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    5,438,522
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    1,827,929         250,456  $         7.30
Band B                                 3,610,593         370,818            9.74
                                  --------------  --------------
 Total                            $    5,438,522         621,274
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       69,640
Mortality & expense charges                                              (44,146)
                                                                  --------------
Net investment income (loss)                                              25,494
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (386,302)
Realized gain distributions                                                9,496
Net change in unrealized appreciation (depreciation)                     907,801
                                                                  --------------
Net gain (loss)                                                          530,995
                                                                  --------------
Increase (decrease) in net assets from operations                 $      556,489
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           25,494     $          (24,456)
Net realized gain (loss)                                              (386,302)           (14,836,274)
Realized gain distributions                                              9,496                 39,541
Net change in unrealized appreciation (depreciation)                   907,801             16,520,723
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      556,489              1,699,534
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               447,896              2,264,981
Cost of units redeemed                                              (1,127,947)           (19,714,508)
Account charges                                                        (39,395)              (113,008)
                                                            ------------------     ------------------
Increase (decrease)                                                   (719,446)           (17,562,535)
                                                            ------------------     ------------------
Net increase (decrease)                                               (162,957)           (15,863,001)
Net assets, beginning                                                5,601,479             21,464,480
                                                            ------------------     ------------------
Net assets, ending                                          $        5,438,522     $        5,601,479
                                                            ==================     ==================
Units sold                                                              79,807                409,044
Units redeemed                                                        (175,508)            (2,880,145)
                                                            ------------------     ------------------
Net increase (decrease)                                                (95,701)            (2,471,101)
Units outstanding, beginning                                           716,975              3,188,076
                                                            ------------------     ------------------
Units outstanding, ending                                              621,274                716,975
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $   331,886,705
Cost of units redeemed                                                                  (328,723,997)
Account charges                                                                           (1,420,782)
Net investment income (loss)                                                               1,218,307
Net realized gain (loss)                                                                  (5,737,230)
Realized gain distributions                                                                7,456,029
Net change in unrealized appreciation (depreciation)                                         759,490
                                                                                     ---------------
                                                                                     $     5,438,522
                                                                                     ===============

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     7.30           250   $    1,828             N/A           13.1%
12/31/2009       6.45           287        1,852             N/A           26.5%
12/31/2008       5.10           422        2,154             N/A          -43.8%
12/31/2007       9.07           520        4,721             N/A           17.3%
12/31/2006       7.74           572        4,426             N/A           18.1%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     9.74           371   $    3,611           1.30%           11.7%
12/31/2009       8.72           430        3,750           1.30%           24.9%
12/31/2008       6.98         2,766       19,310           1.30%          -44.5%
12/31/2007      12.59         2,895       36,436           1.30%           15.8%
12/31/2006      10.87         3,584       38,963           1.30%           16.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.3%
2009             0.8%
2008             2.7%
2007             3.4%
2006             0.7%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
            Franklin Templeton Small Cap Value Securities - 355150673

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      271,563  $      228,662          16,408
Receivables: investments sold                 26  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      271,589
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $       11,589           2,085  $        5.56
Band B                                   260,000          48,431           5.37
                                  --------------  --------------
 Total                            $      271,589          50,516
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $          920
Mortality & expense charges                                               (1,408)
                                                                  --------------
Net investment income (loss)                                                (488)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                   5,061
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      40,383
                                                                  --------------
Net gain (loss)                                                           45,444
                                                                  --------------
Increase (decrease) in net assets from operations                 $       44,956
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $             (488)    $              100
Net realized gain (loss)                                                 5,061                 (4,494)
Realized gain distributions                                                  -                    672
Net change in unrealized appreciation (depreciation)                    40,383                  4,118
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       44,956                    396
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               232,484                 15,330
Cost of units redeemed                                                 (30,176)               (27,442)
Account charges                                                           (428)                  (143)
                                                            ------------------     ------------------
Increase (decrease)                                                    201,880                (12,255)
                                                            ------------------     ------------------
Net increase (decrease)                                                246,836                (11,859)
Net assets, beginning                                                   24,753                 36,612
                                                            ------------------     ------------------
Net assets, ending                                          $          271,589     $           24,753
                                                            ==================     ==================
Units sold                                                              53,452                  5,389
Units redeemed                                                          (8,770)               (10,607)
                                                            ------------------     ------------------
Net increase (decrease)                                                 44,682                 (5,218)
Units outstanding, beginning                                             5,834                 11,052
                                                            ------------------     ------------------
Units outstanding, ending                                               50,516                  5,834
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       287,454
Cost of units redeemed                                                                       (58,603)
Account charges                                                                                 (619)
Net investment income (loss)                                                                    (450)
Net realized gain (loss)                                                                         234
Realized gain distributions                                                                      672
Net change in unrealized appreciation (depreciation)                                          42,901
                                                                                     ---------------
                                                                                     $       271,589
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     5.56             2   $       12             N/A           28.5%
12/31/2009       4.33             1            3             N/A           29.5%
12/31/2008       3.34             1            3             N/A          -33.2%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     5.37            48   $      260           1.30%           26.8%
12/31/2009       4.23             5           22           1.30%           27.9%
12/31/2008       3.31            10           33           1.30%          -33.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.6%
2009             0.9%
2008             0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Franklin Templeton VIP Founding Funds Allocation - 355150236

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      320,800  $      299,979          41,500
Receivables: investments sold              1,002  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      321,802
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $       40,227           8,284  $         4.86
Band B                                   281,575          60,034            4.69
                                  --------------  --------------
 Total                            $      321,802          68,318
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $        6,821
Mortality & expense charges                                               (2,279)
                                                                  --------------
Net investment income (loss)                                               4,542
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                   5,052
Realized gain distributions                                                   22
Net change in unrealized appreciation (depreciation)                      13,162
                                                                  --------------
Net gain (loss)                                                           18,236
                                                                  --------------
Increase (decrease) in net assets from operations                 $       22,778
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            4,542     $            3,186
Net realized gain (loss)                                                 5,052                 (1,160)
Realized gain distributions                                                 22                      -
Net change in unrealized appreciation (depreciation)                    13,162                 10,231
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       22,778                 12,257
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               189,893                166,564
Cost of units redeemed                                                 (37,158)               (45,121)
Account charges                                                         (1,811)                  (944)
                                                            ------------------     ------------------
Increase (decrease)                                                    150,924                120,499
                                                            ------------------     ------------------
Net increase (decrease)                                                173,702                132,756
Net assets, beginning                                                  148,100                 15,344
                                                            ------------------     ------------------
Net assets, ending                                          $          321,802     $          148,100
                                                            ==================     ==================
Units sold                                                              45,365                 43,663
Units redeemed                                                         (11,321)               (13,965)
                                                            ------------------     ------------------
Net increase (decrease)                                                 34,044                 29,698
Units outstanding, beginning                                            34,274                  4,576
                                                            ------------------     ------------------
Units outstanding, ending                                               68,318                 34,274
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       430,154
Cost of units redeemed                                                                      (119,066)
Account charges                                                                               (2,977)
Net investment income (loss)                                                                   7,946
Net realized gain (loss)                                                                     (15,561)
Realized gain distributions                                                                      485
Net change in unrealized appreciation (depreciation)                                          20,821
                                                                                     ---------------
                                                                                     $       321,802
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     4.86             8   $       40             N/A           10.6%
12/31/2009       4.39            10           42             N/A           30.5%
12/31/2008       3.36             3           10             N/A          -32.7%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     4.69            60   $      282           1.30%            9.2%
12/31/2009       4.29            25          106           1.30%           28.8%
12/31/2008       3.33             2            5           1.30%          -33.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             2.9%
2009             4.4%
2008             6.5%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Franklin Templeton VIP Templeton Foreign Securities Fund - 355150392

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   31,601,590  $   24,174,238       2,211,447
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased             (149)
                                  --------------
Net assets                        $   31,601,441
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      699,931          94,184  $         7.43
Band B                                30,901,510       4,249,230            7.27
                                  --------------  --------------
 Total                            $   31,601,441       4,343,414
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $      538,233
Mortality & expense charges                                             (369,223)
                                                                  --------------
Net investment income (loss)                                             169,010
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 489,836
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   1,494,212
                                                                  --------------
Net gain (loss)                                                        1,984,048
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,153,058
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          169,010     $         (189,122)
Net realized gain (loss)                                               489,836                145,694
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,494,212              5,933,140
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    2,153,058              5,889,712
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             4,430,043             25,781,147
Cost of units redeemed                                              (4,370,328)            (1,866,119)
Account charges                                                       (271,770)              (144,302)
                                                            ------------------     ------------------
Increase (decrease)                                                   (212,055)            23,770,726
                                                            ------------------     ------------------
Net increase (decrease)                                              1,941,003             29,660,438
Net assets, beginning                                               29,660,438                      -
                                                            ------------------     ------------------
Net assets, ending                                          $       31,601,441     $       29,660,438
                                                            ==================     ==================
Units sold                                                             730,113              4,714,626
Units redeemed                                                        (750,290)              (351,035)
                                                            ------------------     ------------------
Net increase (decrease)                                                (20,177)             4,363,591
Units outstanding, beginning                                         4,363,591                      -
                                                            ------------------     ------------------
Units outstanding, ending                                            4,343,414              4,363,591
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    30,211,190
Cost of units redeemed                                                                    (6,236,447)
Account charges                                                                             (416,072)
Net investment income (loss)                                                                 (20,112)
Net realized gain (loss)                                                                     635,530
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                       7,427,352
                                                                                     ---------------
                                                                                     $    31,601,441
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     7.43            94   $      700             N/A            8.4%
12/31/2009       6.86            89          610             N/A           37.1%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     7.27         4,249   $   30,902           1.30%            7.0%
12/31/2009       6.80         4,275       29,051           1.30%           35.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.8%
2009             0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                 Templeton Global Income Securities - 355150707

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,919,510  $    1,762,806          96,264
Receivables: investments sold                312  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    1,919,822
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      365,748          52,979  $         6.90
Band B                                 1,554,074         233,054            6.67
                                  --------------  --------------
 Total                            $    1,919,822         286,033
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       19,711
Mortality & expense charges                                              (14,236)
                                                                  --------------
Net investment income (loss)                                               5,475
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  32,891
Realized gain distributions                                                3,117
Net change in unrealized appreciation (depreciation)                     114,414
                                                                  --------------
Net gain (loss)                                                          150,422
                                                                  --------------
Increase (decrease) in net assets from operations                 $      155,897
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            5,475    $            76,542
Net realized gain (loss)                                                32,891                  5,514
Realized gain distributions                                              3,117                      -
Net change in unrealized appreciation (depreciation)                   114,414                 12,991
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      155,897                 95,047
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,226,854                616,089
Cost of units redeemed                                                (339,004)              (293,209)
Account charges                                                         (8,239)                (4,370)
                                                            ------------------     ------------------
Increase (decrease)                                                    879,611                318,510
                                                            ------------------     ------------------
Net increase (decrease)                                              1,035,508                413,557
Net assets, beginning                                                  884,314                470,757
                                                            ------------------     ------------------
Net assets, ending                                          $        1,919,822    $           884,314
                                                            ==================     ==================
Units sold                                                             193,674                130,755
Units redeemed                                                         (57,104)               (74,820)
                                                            ------------------     ------------------
Net increase (decrease)                                                136,570                 55,935
Units outstanding, beginning                                           149,463                 93,528
                                                            ------------------     ------------------
Units outstanding, ending                                              286,033                149,463
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $     2,295,994
Cost of units redeemed                                                                      (642,614)
Account charges                                                                              (13,364)
Net investment income (loss)                                                                  81,431
Net realized gain (loss)                                                                      38,554
Realized gain distributions                                                                    3,117
Net change in unrealized appreciation (depreciation)                                         156,704
                                                                                     ---------------
                                                                                     $     1,919,822
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.90            53   $      366             N/A           14.7%
12/31/2009       6.02            32          190             N/A           19.0%
12/31/2008       5.06            40          203             N/A            1.2%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.67           233   $    1,554           1.30%           13.2%
12/31/2009       5.89           118          694           1.30%           17.4%
12/31/2008       5.01            53          268           1.30%            0.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              1.4%
2009             12.1%
2008              0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
            Invesco V.I. Core Equity Fund Series II Class - 008892671

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       12,395  $       11,542             462
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $       12,395
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $        1,261             185  $         6.81
Band B                                    11,134           1,670            6.67
                                  --------------  --------------
 Total                            $       12,395           1,855
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $          213
Mortality & expense charges                                                 (239)
                                                                  --------------
Net investment income (loss)                                                 (26)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                      46
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                         804
                                                                  --------------
Net gain (loss)                                                              850
                                                                  --------------
Increase (decrease) in net assets from operations                 $          824
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              (26)    $              (39)
Net realized gain (loss)                                                    46                    756
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       804                     49
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          824                    766
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                22,836                 19,900
Cost of units redeemed                                                 (15,855)               (16,032)
Account charges                                                            (23)                   (21)
                                                            ------------------     ------------------
Increase (decrease)                                                      6,958                  3,847
                                                            ------------------     ------------------
Net increase (decrease)                                                  7,782                  4,613
Net assets, beginning                                                    4,613                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           12,395     $            4,613
                                                            ==================     ==================
Units sold                                                               3,693                  3,450
Units redeemed                                                          (2,583)                (2,705)
                                                            ------------------     ------------------
Net increase (decrease)                                                  1,110                    745
Units outstanding, beginning                                               745                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                1,855                    745
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        42,736
Cost of units redeemed                                                                       (31,887)
Account charges                                                                                  (44)
Net investment income (loss)                                                                     (65)
Net realized gain (loss)                                                                         802
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                             853
                                                                                     ---------------
                                                                                     $        12,395
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.81             0   $        1             N/A            9.2%
12/31/2009       6.24             0            1             N/A           24.7%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.67             2   $       11           1.30%            7.8%
12/31/2009       6.18             1            4           1.30%           23.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             2.5%
2009             0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
              Invesco V.I. Dynamics Fund Investor Class - 008892473

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      872,737  $      638,097          49,531
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased              (57)
                                  --------------
Net assets                        $      872,680
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      360,344          51,495  $         7.00
Band B                                   512,336          55,095            9.30
                                  --------------  --------------
 Total                            $      872,680         106,590
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                               (5,707)
                                                                  --------------
Net investment income (loss)                                              (5,707)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  29,036
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     140,304
                                                                  --------------
Net gain (loss)                                                          169,340
                                                                  --------------
Increase (decrease) in net assets from operations                 $      163,633
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (5,707)    $          (23,270)
Net realized gain (loss)                                                29,036             (2,474,557)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   140,304              3,038,686
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      163,633                540,859
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                74,351                375,194
Cost of units redeemed                                                (161,025)            (3,765,877)
Account charges                                                         (6,698)               (20,704)
                                                            ------------------     ------------------
Increase (decrease)                                                    (93,372)            (3,411,387)
                                                            ------------------     ------------------
Net increase (decrease)                                                 70,261             (2,870,528)
Net assets, beginning                                                  802,419              3,672,947
                                                            ------------------     ------------------
Net assets, ending                                          $          872,680     $          802,419
                                                            ==================     ==================
Units sold                                                              12,483                 81,471
Units redeemed                                                         (26,749)              (667,195)
                                                            ------------------     ------------------
Net increase (decrease)                                                (14,266)              (585,724)
Units outstanding, beginning                                           120,856                706,580
                                                            ------------------     ------------------
Units outstanding, ending                                              106,590                120,856
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $   198,950,415
Cost of units redeemed                                                                  (195,936,997)
Account charges                                                                             (196,056)
Net investment income (loss)                                                                (162,504)
Net realized gain (loss)                                                                  (2,016,818)
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                         234,640
                                                                                     ---------------
                                                                                     $       872,680
                                                                                     ===============

* Date of Fund Inception into Variable Account: 8/28/2001

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     7.00            51   $      360             N/A           23.8%
12/31/2009       5.65            60          338             N/A           42.4%
12/31/2008       3.97           104          413             N/A          -48.1%
12/31/2007       7.64           138        1,056             N/A           12.2%
12/31/2006       6.81           117          800             N/A           16.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     9.30            55   $      512           1.30%           22.2%
12/31/2009       7.61            61          464           1.30%           40.6%
12/31/2008       5.41           602        3,260           1.30%          -48.8%
12/31/2007      10.56           697        7,355           1.30%           10.7%
12/31/2006       9.54            59          563           1.30%           14.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%
2009             0.0%
2008             0.0%
2007             0.0%
2006             0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Invesco V.I. Financial Services Fund Investor Class - 00142F600

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        443,643     $       369,802              78,940
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                         (19)
                                           ----------------
Net assets                                 $        443,624
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $         95,652              28,972     $          3.30
Band B                                              347,972             100,266                3.47
                                           ----------------     ---------------
 Total                                     $        443,624             129,238
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $           442
Mortality & expense charges                                                                  (4,067)
                                                                                    ---------------
Net investment income (loss)                                                                 (3,625)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (49,506)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         78,900
                                                                                    ---------------
Net gain (loss)                                                                              29,394
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $        25,769
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (3,625)      $            7,764
Net realized gain (loss)                                                (49,506)                (631,040)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                     78,900                  716,266
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                        25,769                   92,990
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                147,920                  112,902
Cost of units redeemed                                                  (80,375)                (274,440)
Account charges                                                          (3,116)                  (3,392)
                                                             ------------------       ------------------
Increase (decrease)                                                      64,429                 (164,930)
                                                             ------------------       ------------------
Net increase (decrease)                                                  90,198                  (71,940)
Net assets, beginning                                                   353,426                  425,366
                                                             ------------------       ------------------
Net assets, ending                                           $          443,624       $          353,426
                                                             ==================       ==================
Units sold                                                               42,286                   48,676
Units redeemed                                                          (26,096)                (107,644)
                                                             ------------------       ------------------
Net increase (decrease)                                                  16,190                  (58,968)
Units outstanding, beginning                                            113,048                  172,016
                                                             ------------------       ------------------
Units outstanding, ending                                               129,238                  113,048
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $         2,286,460
Cost of units redeemed                                                                        (1,449,704)
Account charges                                                                                  (50,784)
Net investment income (loss)                                                                      49,612
Net realized gain (loss)                                                                        (591,246)
Realized gain distributions                                                                      125,445
Net change in unrealized appreciation (depreciation)                                              73,841
                                                                                     -------------------
                                                                                     $           443,624
                                                                                     ===================

* Date of Fund Inception into Variable Account: 8/28/2001

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     3.30                 29    $           96              N/A            10.3%
12/31/2009            2.99                 35               106              N/A            27.4%
12/31/2008            2.35                 57               133              N/A           -59.4%
12/31/2007            5.79                 51               293              N/A           -22.2%
12/31/2006            7.44                 51               382              N/A            16.5%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     3.47                100    $          348            1.30%             8.9%
12/31/2009            3.19                 78               248            1.30%            25.8%
12/31/2008            2.53                115               292            1.30%           -60.0%
12/31/2007            6.33                 76               481            1.30%           -23.2%
12/31/2006            8.24                 69               569            1.30%            15.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.1%
2009                 3.0%
2008                 3.3%
2007                 1.9%
2006                 1.6%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Invesco V.I. Global Health Care Fund Investor Class - 008892416

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        834,217     $       751,086              49,923
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                      (4,681)
                                           ----------------
Net assets                                 $        829,536
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $        472,796              73,927     $          6.40
Band B                                              356,740              47,141                7.57
                                           ----------------     ---------------
 Total                                     $        829,536             121,068
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                  (4,647)
                                                                                    ---------------
Net investment income (loss)                                                                 (4,647)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (67,885)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        108,884
                                                                                    ---------------
Net gain (loss)                                                                              40,999
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $        36,352
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (4,647)      $           (3,422)
Net realized gain (loss)                                                (67,885)                (199,004)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    108,884                  433,285
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                        36,352                  230,859
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                134,606                  135,512
Cost of units redeemed                                                 (258,828)                (454,549)
Account charges                                                          (8,280)                 (10,199)
                                                             ------------------       ------------------
Increase (decrease)                                                    (132,502)                (329,236)
                                                             ------------------       ------------------
Net increase (decrease)                                                 (96,150)                 (98,377)
Net assets, beginning                                                   925,686                1,024,063
                                                             ------------------       ------------------
Net assets, ending                                           $          829,536       $          925,686
                                                             ==================       ==================
Units sold                                                               18,169                   23,105
Units redeemed                                                          (38,199)                 (79,120)
                                                             ------------------       ------------------
Net increase (decrease)                                                 (20,030)                 (56,015)
Units outstanding, beginning                                            141,098                  197,113
                                                             ------------------       ------------------
Units outstanding, ending                                               121,068                  141,098
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $         2,990,926
Cost of units redeemed                                                                        (2,382,161)
Account charges                                                                                 (109,024)
Net investment income (loss)                                                                     (37,818)
Net realized gain (loss)                                                                          15,400
Realized gain distributions                                                                      269,082
Net change in unrealized appreciation (depreciation)                                              83,131
                                                                                     -------------------
                                                                                     $           829,536
                                                                                     ===================

* Date of Fund Inception into Variable Account: 8/28/2001

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     6.40                 74    $          473              N/A             5.3%
12/31/2009            6.07                 84               512              N/A            27.7%
12/31/2008            4.76                112               535              N/A           -28.6%
12/31/2007            6.66                154             1,024              N/A            11.9%
12/31/2006            5.96                168             1,001              N/A             5.3%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     7.57                 47    $          357            1.30%             3.9%
12/31/2009            7.28                 57               414            1.30%            26.0%
12/31/2008            5.78                 85               489            1.30%           -29.5%
12/31/2007            8.20                 66               544            1.30%            10.4%
12/31/2006            7.43                 81               601            1.30%             3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.3%
2008                 0.0%
2007                 0.0%
2006                 0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Invesco V.I. Global Real Estate Fund Series I Class - 008892523

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $     22,474,049     $    22,696,781           1,654,937
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                     (5,336)
                                           ----------------
Net assets                                 $     22,468,713
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $      1,210,911              91,009     $         13.31
Band B                                           21,257,802           1,889,775               11.25
                                           ----------------     ---------------
 Total                                     $     22,468,713           1,980,784
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $     1,056,562
Mortality & expense charges                                                                (264,258)
                                                                                    ---------------
Net investment income (loss)                                                                792,304
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                 (2,267,895)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                      4,641,254
                                                                                    ---------------
Net gain (loss)                                                                           2,373,359
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $     3,165,663
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          792,304       $         (207,940)
Net realized gain (loss)                                             (2,267,895)              (3,055,094)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                  4,641,254                8,342,094
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                     3,165,663                5,079,060
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              2,284,398                5,344,491
Cost of units redeemed                                               (4,750,436)              (2,964,256)
Account charges                                                        (194,203)                (162,781)
                                                             ------------------       ------------------
Increase (decrease)                                                  (2,660,241)               2,217,454
                                                             ------------------       ------------------
Net increase (decrease)                                                 505,422                7,296,514
Net assets, beginning                                                21,963,291               14,666,777
                                                             ------------------       ------------------
Net assets, ending                                           $       22,468,713       $       21,963,291
                                                             ==================       ==================
Units sold                                                              245,100                  741,089
Units redeemed                                                         (512,687)                (437,436)
                                                             ------------------       ------------------
Net increase (decrease)                                                (267,587)                 303,653
Units outstanding, beginning                                          2,248,371                1,944,718
                                                             ------------------       ------------------
Units outstanding, ending                                             1,980,784                2,248,371
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        40,201,289
Cost of units redeemed                                                                       (17,852,414)
Account charges                                                                                 (621,803)
Net investment income (loss)                                                                   2,160,018
Net realized gain (loss)                                                                      (4,414,225)
Realized gain distributions                                                                    3,218,580
Net change in unrealized appreciation (depreciation)                                            (222,732)
                                                                                     -------------------
                                                                                     $        22,468,713
                                                                                     ===================

* Date of Fund Inception into Variable Account: 8/28/2001

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $    13.31                 91       $     1,211              N/A            17.5%
12/31/2009           11.32                 98             1,112              N/A            31.5%
12/31/2008            8.61                123             1,063              N/A           -44.6%
12/31/2007           15.55                132             2,056              N/A            -5.5%
12/31/2006           16.46                167             2,754              N/A            42.5%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $    11.25              1,890       $    21,258            1.30%            16.0%
12/31/2009            9.70              2,150            20,852            1.30%            29.8%
12/31/2008            7.47              1,821            13,604            1.30%           -45.4%
12/31/2007           13.67                288             3,933            1.30%            -6.8%
12/31/2006           14.66                267             3,919            1.30%            40.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                  4.8%
2009                  0.0%
2008                 12.6%
2007                  5.9%
2006                  1.3%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
             Invesco V.I. High Yield Fund Series I Class - 008892846

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $     17,805,888     $    17,585,671           3,328,203
Receivables: investments sold                         3,489     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $     17,809,377
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $       720,440               89,273     $          8.07
Band B                                          17,088,937            2,309,422                7.40
                                           ----------------     ---------------
 Total                                     $    17,809,377            2,398,695
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $     1,715,799
Mortality & expense charges                                                                (219,342)
                                                                                    ---------------
Net investment income (loss)                                                              1,496,457
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (395,192)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        902,735
                                                                                    ---------------
Net gain (loss)                                                                             507,543
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $     2,004,000
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $        1,496,457       $        1,081,668
Net realized gain (loss)                                               (395,192)                (916,074)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    902,735                5,948,133
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                     2,004,000                6,113,727
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              2,572,527                3,026,402
Cost of units redeemed                                               (4,008,643)              (3,933,748)
Account charges                                                        (163,636)                (145,088)
                                                             ------------------       ------------------
Increase (decrease)                                                  (1,599,752)              (1,052,434)
                                                             ------------------       ------------------
Net increase (decrease)                                                 404,248                5,061,293
Net assets, beginning                                                17,405,129               12,343,836
                                                             ------------------       ------------------
Net assets, ending                                           $       17,809,377       $       17,405,129
                                                             ==================       ==================
Units sold                                                              396,833                  626,442
Units redeemed                                                         (627,261)                (809,962)
                                                             ------------------       ------------------
Net increase (decrease)                                                (230,428)                (183,520)
Units outstanding, beginning                                          2,629,123                2,812,643
                                                             ------------------       ------------------
Units outstanding, ending                                             2,398,695                2,629,123
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        31,662,517
Cost of units redeemed                                                                       (17,890,458)
Account charges                                                                                 (629,203)
Net investment income (loss)                                                                   5,891,894
Net realized gain (loss)                                                                      (1,445,590)
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                             220,217
                                                                                     -------------------
                                                                                     $        17,809,377
                                                                                     ===================

* Date of Fund Inception into Variable Account: 4/29/2004

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     8.07                 89       $       720              N/A            13.6%
12/31/2009            7.11                102               724              N/A            52.8%
12/31/2008            4.65                124               579              N/A           -25.7%
12/31/2007            6.26                138               865              N/A             1.2%
12/31/2006            6.18                143               883              N/A            10.8%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     7.40              2,309       $    17,089            1.30%            12.1%
12/31/2009            6.60              2,527            16,681            1.30%            50.8%
12/31/2008            4.38              2,688            11,765            1.30%           -26.7%
12/31/2007            5.97              2,219            13,241            1.30%            -0.1%
12/31/2006            5.97              1,502             8,968            1.30%             9.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                  9.7%
2009                  8.5%
2008                 11.8%
2007                  8.5%
2006                 14.5%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Invesco V.I. International Growth Fund Series II Class - 008892655

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $     25,669,441     $    19,584,019             905,447
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                        (672)
                                           ----------------
Net assets                                 $     25,668,769
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $        621,176              82,797     $          7.50
Band B                                           25,047,593           3,411,714                7.34
                                           ----------------     ---------------
 Total                                     $     25,668,769           3,494,511
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $       433,244
Mortality & expense charges                                                                (300,272)
                                                                                    ---------------
Net investment income (loss)                                                                132,972
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    419,868
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                      2,054,767
                                                                                    ---------------
Net gain (loss)                                                                           2,474,635
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $     2,607,607
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          132,972       $          137,824
Net realized gain (loss)                                                419,868                   87,926
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                  2,054,767                4,030,655
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                     2,607,607                4,256,405
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              3,021,717               21,226,284
Cost of units redeemed                                               (3,631,151)              (1,475,545)
Account charges                                                        (221,725)                (114,823)
                                                             ------------------       ------------------
Increase (decrease)                                                    (831,159)              19,635,916
                                                             ------------------       ------------------
Net increase (decrease)                                               1,776,448               23,892,321
Net assets, beginning                                                23,892,321                        -
                                                             ------------------       ------------------
Net assets, ending                                           $       25,668,769       $       23,892,321
                                                             ==================       ==================
Units sold                                                              498,943                3,906,989
Units redeemed                                                         (621,107)                (290,314)
                                                             ------------------       ------------------
Net increase (decrease)                                                (122,164)               3,616,675
Units outstanding, beginning                                          3,616,675                        -
                                                             ------------------       ------------------
Units outstanding, ending                                             3,494,511                3,616,675
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        24,248,001
Cost of units redeemed                                                                        (5,106,696)
Account charges                                                                                 (336,548)
Net investment income (loss)                                                                     270,796
Net realized gain (loss)                                                                         507,794
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                           6,085,422
                                                                                     -------------------
                                                                                     $        25,668,769
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     7.50                 83       $       621              N/A            12.6%
12/31/2009            6.66                 79               527              N/A            33.2%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     7.34              3,412       $    25,048            1.30%            11.2%
12/31/2009            6.60              3,538            23,366            1.30%            32.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.7%
2009                 2.4%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
             Invesco V.I. Utilities Fund Series I Class - 008892259

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      2,245,251     $     2,246,240             150,992
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                         (51)
                                           ----------------
Net assets                                 $      2,245,200
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $        641,030              84,096     $          7.62
Band B                                            1,604,170             167,809                9.56
                                           ----------------     ---------------
 Total                                     $      2,245,200             251,905
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $        80,636
Mortality & expense charges                                                                 (22,479)
                                                                                    ---------------
Net investment income (loss)                                                                 58,157
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (501,777)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        547,870
                                                                                    ---------------
Net gain (loss)                                                                              46,093
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       104,250
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           58,157       $           90,555
Net realized gain (loss)                                               (501,777)                (932,591)
Realized gain distributions                                                   -                   28,892
Net change in unrealized appreciation (depreciation)                    547,870                1,078,319
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       104,250                  265,175
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                312,811                  426,157
Cost of units redeemed                                                 (759,788)              (1,431,653)
Account charges                                                         (18,564)                 (23,288)
                                                             ------------------       ------------------
Increase (decrease)                                                    (465,541)              (1,028,784)
                                                             ------------------       ------------------
Net increase (decrease)                                                (361,291)                (763,609)
Net assets, beginning                                                 2,606,491                3,370,100
                                                             ------------------       ------------------
Net assets, ending                                           $        2,245,200       $        2,606,491
                                                             ==================       ==================
Units sold                                                               36,738                   62,012
Units redeemed                                                          (94,406)                (206,057)
                                                             ------------------       ------------------
Net increase (decrease)                                                 (57,668)                (144,045)
Units outstanding, beginning                                            309,573                  453,618
                                                             ------------------       ------------------
Units outstanding, ending                                               251,905                  309,573
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        10,494,048
Cost of units redeemed                                                                        (9,464,434)
Account charges                                                                                 (235,382)
Net investment income (loss)                                                                     525,120
Net realized gain (loss)                                                                          89,685
Realized gain distributions                                                                      837,152
Net change in unrealized appreciation (depreciation)                                                (989)
                                                                                     -------------------
                                                                                     $         2,245,200
                                                                                     ===================

* Date of Fund Inception into Variable Account: 8/28/2001

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     7.62                 84       $       641              N/A             6.3%
12/31/2009            7.17                110               791              N/A            14.9%
12/31/2008            6.24                152               950              N/A           -32.4%
12/31/2007            9.22                179             1,652              N/A            20.6%
12/31/2006            7.65                189             1,448              N/A            25.5%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     9.56                168       $     1,604            1.30%             4.9%
12/31/2009            9.11                199             1,816            1.30%            13.4%
12/31/2008            8.03                301             2,420            1.30%           -33.2%
12/31/2007           12.03                348             4,185            1.30%            19.1%
12/31/2006           10.10                339             3,424            1.30%            23.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 3.3%
2009                 3.8%
2008                 2.6%
2007                 2.0%
2006                 3.4%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
       Janus Aspen Flexible Bond Portfolio Institutional Class - 471021501

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $     86,304,477     $    79,556,711           6,795,628
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                    (50,814)
                                           ----------------
Net assets                                 $     86,253,663
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $      7,265,650             703,581     $         10.33
Band B                                           78,988,013          10,745,341                7.35
                                           ----------------     ---------------
 Total                                     $     86,253,663          11,448,922
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $     5,350,608
Mortality & expense charges                                                              (1,011,057)
                                                                                    ---------------
Net investment income (loss)                                                              4,339,551
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  1,004,135
Realized gain distributions                                                                 278,458
Net change in unrealized appreciation (depreciation)                                       (151,462)
                                                                                    ---------------
Net gain (loss)                                                                           1,131,131
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $     5,470,682
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $        4,339,551       $        3,056,695
Net realized gain (loss)                                              1,004,135                1,050,240
Realized gain distributions                                             278,458                   94,848
Net change in unrealized appreciation (depreciation)                   (151,462)               5,368,156
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                     5,470,682                9,569,939
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                             15,601,231               16,792,128
Cost of units redeemed                                              (14,794,609)             (50,743,514)
Account charges                                                        (786,399)                (901,878)
                                                             ------------------       ------------------
Increase (decrease)                                                      20,223              (34,853,264)
                                                             ------------------       ------------------
Net increase (decrease)                                               5,490,905              (25,283,325)
Net assets, beginning                                                80,762,758              106,046,083
                                                             ------------------       ------------------
Net assets, ending                                           $       86,253,663       $       80,762,758
                                                             ==================       ==================
Units sold                                                            2,270,453                2,829,732
Units redeemed                                                       (2,262,985)              (8,226,557)
                                                             ------------------       ------------------
Net increase (decrease)                                                   7,468               (5,396,825)
Units outstanding, beginning                                         11,441,454               16,838,279
                                                             ------------------       ------------------
Units outstanding, ending                                            11,448,922               11,441,454
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       186,590,750
Cost of units redeemed                                                                      (124,019,799)
Account charges                                                                               (4,298,224)
Net investment income (loss)                                                                  18,936,304
Net realized gain (loss)                                                                         910,816
Realized gain distributions                                                                    1,386,050
Net change in unrealized appreciation (depreciation)                                           6,747,766
                                                                                     -------------------
                                                                                     $        86,253,663
                                                                                     ===================

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $    10.33                704       $     7,266              N/A             8.0%
12/31/2009            9.56                693             6,630              N/A            13.2%
12/31/2008            8.45                934             7,891              N/A             6.0%
12/31/2007            7.97              1,055             8,408              N/A             7.0%
12/31/2006            7.44              1,035             7,704              N/A             4.3%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     7.35             10,745       $    78,988            1.30%             6.6%
12/31/2009            6.90             10,748            74,133            1.30%            11.8%
12/31/2008            6.17             15,904            98,155            1.30%             4.7%
12/31/2007            5.90             13,967            82,369            1.30%             5.6%
12/31/2006            5.58              5,702            31,826            1.30%             2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 6.4%
2009                 4.4%
2008                 4.6%
2007                 6.2%
2006                 5.5%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Janus Aspen Forty Portfolio Institutional Class - 471021865

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        406,598     $       355,464              11,376
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                         (17)
                                           ----------------
Net assets                                 $        406,581
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $         85,041              19,831     $          4.29
Band B                                              321,540              77,631                4.14
                                           ----------------     ---------------
 Total                                     $        406,581              97,462
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $         1,423
Mortality & expense charges                                                                  (4,448)
                                                                                    ---------------
Net investment income (loss)                                                                 (3,025)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     33,430
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        (21,032)
                                                                                    ---------------
Net gain (loss)                                                                              12,398
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $         9,373
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (3,025)      $           (2,634)
Net realized gain (loss)                                                 33,430                  (14,310)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    (21,032)                 131,186
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                         9,373                  114,242
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 85,572                  384,337
Cost of units redeemed                                                 (238,450)                (170,580)
Account charges                                                          (3,747)                  (3,413)
                                                             ------------------       ------------------
Increase (decrease)                                                    (156,625)                 210,344
                                                             ------------------       ------------------
Net increase (decrease)                                                (147,252)                 324,586
Net assets, beginning                                                   553,833                  229,247
                                                             ------------------       ------------------
Net assets, ending                                           $          406,581       $          553,833
                                                             ==================       ==================
Units sold                                                               22,557                  109,551
Units redeemed                                                          (65,106)                 (53,425)
                                                             ------------------       ------------------
Net increase (decrease)                                                 (42,549)                  56,126
Units outstanding, beginning                                            140,011                   83,885
                                                             ------------------       ------------------
Units outstanding, ending                                                97,462                  140,011
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $           815,704
Cost of units redeemed                                                                          (451,669)
Account charges                                                                                   (7,914)
Net investment income (loss)                                                                      (5,840)
Net realized gain (loss)                                                                           5,166
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                              51,134
                                                                                     -------------------
                                                                                     $           406,581
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     4.29                 20       $        85              N/A             6.7%
12/31/2009            4.02                 40               162              N/A            46.3%
12/31/2008            2.75                 41               112              N/A           -45.1%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     4.14                 78       $       322            1.30%             5.4%
12/31/2009            3.93                100               392            1.30%            44.4%
12/31/2008            2.72                 43               118            1.30%           -45.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.3%
2009                 0.0%
2008                 0.1%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                 Janus Aspen Overseas Service Class - 471021667

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        608,403     $       545,230              10,856
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                         (16)
                                           ----------------
Net assets                                 $        608,387
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $        132,898              14,767     $          9.00
Band B                                              475,489              53,990                8.81
                                           ----------------     ---------------
 Total                                     $        608,387              68,757
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $         2,199
Mortality & expense charges                                                                  (3,687)
                                                                                    ---------------
Net investment income (loss)                                                                 (1,488)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      6,588
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         60,221
                                                                                    ---------------
Net gain (loss)                                                                              66,809
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $        65,321
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (1,488)      $             (138)
Net realized gain (loss)                                                  6,588                     (236)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                     60,221                    2,952
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                        65,321                    2,578
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                591,029                  111,025
Cost of units redeemed                                                 (116,811)                 (42,289)
Account charges                                                          (2,328)                    (138)
                                                             ------------------       ------------------
Increase (decrease)                                                     471,890                   68,598
                                                             ------------------       ------------------
Net increase (decrease)                                                 537,211                   71,176
Net assets, beginning                                                    71,176                        -
                                                             ------------------       ------------------
Net assets, ending                                           $          608,387       $           71,176
                                                             ==================       ==================
Units sold                                                               74,695                   16,261
Units redeemed                                                          (15,890)                  (6,309)
                                                             ------------------       ------------------
Net increase (decrease)                                                  58,805                    9,952
Units outstanding, beginning                                              9,952                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                68,757                    9,952
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $           702,054
Cost of units redeemed                                                                          (159,100)
Account charges                                                                                   (2,466)
Net investment income (loss)                                                                      (1,626)
Net realized gain (loss)                                                                           6,352
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                              63,173
                                                                                     -------------------
                                                                                     $           608,387
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     9.00                 15       $       133              N/A            25.0%
12/31/2009            7.20                  2                17              N/A            44.0%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     8.81                 54       $       475            1.30%            23.4%
12/31/2009            7.14                  8                54            1.30%            42.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.6%
2009                 0.2%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
      Janus Aspen Perkins Mid Cap Value Portfolio Service Class - 471021451

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        192,082     $       168,747              12,203
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                         (9)
                                           ----------------
Net assets                                 $        192,073
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $         33,779               4,766     $          7.09
Band B                                              158,294              22,823                6.94
                                           ----------------     ---------------
 Total                                     $        192,073              27,589
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $           883
Mortality & expense charges                                                                  (1,538)
                                                                                    ---------------
Net investment income (loss)                                                                   (655)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      1,463
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         22,121
                                                                                    ---------------
Net gain (loss)                                                                              23,584
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $        22,929
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (655)      $              (24)
Net realized gain (loss)                                                  1,463                        3
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                     22,121                    1,214
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                        22,929                    1,193
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                145,655                   44,483
Cost of units redeemed                                                  (14,485)                  (7,174)
Account charges                                                            (502)                     (26)
                                                             ------------------       ------------------
Increase (decrease)                                                     130,668                   37,283
                                                             ------------------       ------------------
Net increase (decrease)                                                 153,597                   38,476
Net assets, beginning                                                    38,476                        -
                                                             ------------------       ------------------
Net assets, ending                                           $          192,073       $           38,476
                                                             ==================       ==================
Units sold                                                               23,599                    7,489
Units redeemed                                                           (2,327)                  (1,172)
                                                             ------------------       ------------------
Net increase (decrease)                                                  21,272                    6,317
Units outstanding, beginning                                              6,317                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                27,589                    6,317
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $           190,138
Cost of units redeemed                                                                           (21,659)
Account charges                                                                                     (528)
Net investment income (loss)                                                                        (679)
Net realized gain (loss)                                                                           1,466
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                              23,335
                                                                                     -------------------
                                                                                     $           192,073
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     7.09                  5       $        34              N/A            15.4%
12/31/2009            6.14                  0                 0              N/A            22.9%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     6.94                 23       $       158            1.30%            13.9%
12/31/2009            6.09                  6                38            1.30%            21.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.8%
2009                 0.3%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
         Janus Aspen Worldwide Portfolio Institutional Class - 471021303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      7,379,381     $     6,879,538             244,918
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                      (1,078)
                                           ----------------
Net assets                                 $      7,378,303
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $      3,118,059             536,680     $          5.81
Band B                                            4,260,244             600,989                7.09
                                           ----------------     ---------------
 Total                                     $      7,378,303           1,137,669
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $        43,150
Mortality & expense charges                                                                 (51,444)
                                                                                    ---------------
Net investment income (loss)                                                                 (8,294)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    134,754
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        868,967
                                                                                    ---------------
Net gain (loss)                                                                           1,003,721
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       995,427
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (8,294)      $           45,106
Net realized gain (loss)                                                134,754                 (261,776)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                    868,967                2,274,140
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       995,427                2,057,470
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              1,046,001                  770,282
Cost of units redeemed                                               (1,795,603)              (1,729,881)
Account charges                                                         (70,183)                 (72,052)
                                                             ------------------       ------------------
Increase (decrease)                                                    (819,785)              (1,031,651)
                                                             ------------------       ------------------
Net increase (decrease)                                                 175,642                1,025,819
Net assets, beginning                                                 7,202,661                6,176,842
                                                             ------------------       ------------------
Net assets, ending                                           $        7,378,303       $        7,202,661
                                                             ==================       ==================
Units sold                                                              168,091                  178,516
Units redeemed                                                         (314,135)                (405,448)
                                                             ------------------       ------------------
Net increase (decrease)                                                (146,044)                (226,932)
Units outstanding, beginning                                          1,283,713                1,510,645
                                                             ------------------       ------------------
Units outstanding, ending                                             1,137,669                1,283,713
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        76,087,455
Cost of units redeemed                                                                       (66,571,822)
Account charges                                                                               (1,381,261)
Net investment income (loss)                                                                   1,195,873
Net realized gain (loss)                                                                      (2,451,785)
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                             499,843
                                                                                     -------------------
                                                                                     $         7,378,303
                                                                                     ===================

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     5.81                537       $     3,118              N/A            15.8%
12/31/2009            5.02                638             3,202              N/A            37.7%
12/31/2008            3.64                777             2,829              N/A           -44.7%
12/31/2007            6.58              1,045             6,879              N/A             9.6%
12/31/2006            6.00              1,254             7,527              N/A            18.2%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     7.09                601       $     4,260            1.30%            14.3%
12/31/2009            6.20                645             4,000            1.30%            35.9%
12/31/2008            4.56                734             3,348            1.30%           -45.4%
12/31/2007            8.35                892             7,450            1.30%             8.2%
12/31/2006            7.72                956             7,378            1.30%            16.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.6%
2009                 1.4%
2008                 1.2%
2007                 0.8%
2006                 1.7%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio S Class - 641222856

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        141,625     $       125,248               5,270
Receivables: investments sold                            85     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $        141,710
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $         17,831               2,178     $          8.19
Band B                                              123,879              15,462                8.01
                                           ----------------     ---------------
 Total                                     $        141,710              17,640
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                    (437)
                                                                                    ---------------
Net investment income (loss)                                                                   (437)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      1,112
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         16,337
                                                                                    ---------------
Net gain (loss)                                                                              17,449
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $        17,012
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (437)      $                -
Net realized gain (loss)                                                  1,112                        -
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                     16,337                       40
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                        17,012                       40
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                142,143                      852
Cost of units redeemed                                                  (18,030)                       -
Account charges                                                            (307)                       -
                                                             ------------------       ------------------
Increase (decrease)                                                     123,806                      852
                                                             ------------------       ------------------
Net increase (decrease)                                                 140,818                      892
Net assets, beginning                                                       892                        -
                                                             ------------------       ------------------
Net assets, ending                                           $          141,710       $              892
                                                             ==================       ==================
Units sold                                                               20,109                      141
Units redeemed                                                           (2,610)                       -
                                                             ------------------       ------------------
Net increase (decrease)                                                  17,499                      141
Units outstanding, beginning                                                141                        -
                                                             ------------------       ------------------
Units outstanding, ending                                                17,640                      141
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $           142,995
Cost of units redeemed                                                                           (18,030)
Account charges                                                                                     (307)
Net investment income (loss)                                                                        (437)
Net realized gain (loss)                                                                           1,112
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                              16,377
                                                                                     -------------------
                                                                                     $           141,710
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     8.19                  2       $       18               N/A            28.7%
12/31/2009            6.36                  0                0               N/A            27.2%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     8.01                 15       $       124            1.30%            27.1%
12/31/2009            6.30                  0                 1            1.30%            26.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Neuberger Berman AMT Regency Portfolio I Class - 641222708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      1,559,062     $     1,545,678             101,501
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                      (2,642)
                                           ----------------
Net assets                                 $      1,556,420
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $        360,385              34,851     $         10.34
Band B                                            1,196,035             127,280                9.40
                                           ----------------     ---------------
 Total                                     $      1,556,420             162,131
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $        10,237
Mortality & expense charges                                                                 (13,763)
                                                                                    ---------------
Net investment income (loss)                                                                 (3,526)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (99,178)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        429,031
                                                                                    ---------------
Net gain (loss)                                                                             329,853
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $       326,327
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (3,526)      $            9,831
Net realized gain (loss)                                                (99,178)                (148,840)
Realized gain distributions                                                   -                   17,937
Net change in unrealized appreciation (depreciation)                    429,031                  573,399
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                       326,327                  452,327
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                146,676                  140,394
Cost of units redeemed                                                 (362,324)                (213,173)
Account charges                                                          (8,486)                  (7,693)
                                                             ------------------       ------------------
Increase (decrease)                                                    (224,134)                 (80,472)
                                                             ------------------       ------------------
Net increase (decrease)                                                 102,193                  371,855
Net assets, beginning                                                 1,454,227                1,082,372
                                                             ------------------       ------------------
Net assets, ending                                           $        1,556,420       $        1,454,227
                                                             ==================       ==================
Units sold                                                               17,607                   23,023
Units redeemed                                                          (44,780)                 (37,526)
                                                             ------------------       ------------------
Net increase (decrease)                                                 (27,173)                 (14,503)
Units outstanding, beginning                                            189,304                  203,807
                                                             ------------------       ------------------
Units outstanding, ending                                               162,131                  189,304
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        22,180,658
Cost of units redeemed                                                                       (23,184,073)
Account charges                                                                                 (290,408)
Net investment income (loss)                                                                    (235,720)
Net realized gain (loss)                                                                       1,775,068
Realized gain distributions                                                                    1,297,511
Net change in unrealized appreciation (depreciation)                                              13,384
                                                                                     -------------------
                                                                                     $         1,556,420
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $    10.34                 35       $       360              N/A            26.2%
12/31/2009            8.20                 40               328              N/A            46.6%
12/31/2008            5.59                 52               290              N/A           -45.8%
12/31/2007           10.32                 69               713              N/A             3.3%
12/31/2006            9.99                187             1,868              N/A            11.1%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     9.40                127       $     1,196            1.30%            24.6%
12/31/2009            7.54                149             1,126            1.30%            44.7%
12/31/2008            5.21                152               792            1.30%           -46.5%
12/31/2007            9.75                200             1,953            1.30%             2.0%
12/31/2006            9.56                986             9,432            1.30%             9.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.7%
2009                 1.7%
2008                 1.1%
2007                 0.2%
2006                 0.3%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Neuberger Berman AMT Small Cap Growth Portfolio S Class - 641222880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $        430,822     $       462,118              35,140
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                         (12)
                                           ----------------
Net assets                                 $        430,810
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $         91,803              13,455     $          6.82
Band B                                              339,007              54,895                6.18
                                           ----------------     ---------------
 Total                                     $        430,810              68,350
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $             -
Mortality & expense charges                                                                  (4,147)
                                                                                    ---------------
Net investment income (loss)                                                                 (4,147)
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (21,888)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         98,486
                                                                                    ---------------
Net gain (loss)                                                                              76,598
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $        72,451
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           (4,147)      $           (3,841)
Net realized gain (loss)                                                (21,888)                 (46,966)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                     98,486                  124,749
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                        72,451                   73,942
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                 20,756                   30,873
Cost of units redeemed                                                  (78,737)                 (68,946)
Account charges                                                          (2,334)                  (2,253)
                                                             ------------------       ------------------
Increase (decrease)                                                     (60,315)                 (40,326)
                                                             ------------------       ------------------
Net increase (decrease)                                                  12,136                   33,616
Net assets, beginning                                                   418,674                  385,058
                                                             ------------------       ------------------
Net assets, ending                                           $          430,810       $          418,674
                                                             ==================       ==================
Units sold                                                                5,047                    7,102
Units redeemed                                                          (15,569)                 (16,025)
                                                             ------------------       ------------------
Net increase (decrease)                                                 (10,522)                  (8,923)
Units outstanding, beginning                                             78,872                   87,795
                                                             ------------------       ------------------
Units outstanding, ending                                                68,350                   78,872
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $         4,522,305
Cost of units redeemed                                                                        (4,114,877)
Account charges                                                                                  (47,248)
Net investment income (loss)                                                                     (71,276)
Net realized gain (loss)                                                                         105,259
Realized gain distributions                                                                       67,943
Net change in unrealized appreciation (depreciation)                                             (31,296)
                                                                                     -------------------
                                                                                     $           430,810
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     6.82                 13       $        92              N/A            19.6%
12/31/2009            5.70                 13                74              N/A            22.8%
12/31/2008            4.65                 18                85              N/A           -39.5%
12/31/2007            7.68                 27               207              N/A             0.5%
12/31/2006            7.64                 34               257              N/A             5.2%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     6.18                 55       $       339            1.30%            18.1%
12/31/2009            5.23                 66               345            1.30%            21.2%
12/31/2008            4.32                 69               300            1.30%           -40.3%
12/31/2007            7.23                 99               719            1.30%            -0.8%
12/31/2006            7.28                135               983            1.30%             3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%
2008                 0.0%
2007                 0.0%
2006                 0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Neuberger Berman Short Duration Bond Portfolio I Class - 007575301

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $      1,283,007     $     1,355,672             114,554
Receivables: investments sold                           916     ===============     ===============
Payables: investments purchased                           -
                                           ----------------
Net assets                                 $      1,283,923
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $        133,136              22,867     $          5.82
Band B                                            1,150,787             218,375                5.27
                                           ----------------     ---------------
 Total                                     $      1,283,923             241,242
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $        67,006
Mortality & expense charges                                                                 (15,151)
                                                                                    ---------------
Net investment income (loss)                                                                 51,855
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (27,231)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         27,712
                                                                                    ---------------
Net gain (loss)                                                                                 481
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $        52,336
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           51,855       $           82,360
Net realized gain (loss)                                                (27,231)                 (58,722)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                     27,712                  121,598
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                        52,336                  145,236
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                                239,021                  216,999
Cost of units redeemed                                                 (294,825)                (370,067)
Account charges                                                          (8,967)                  (8,835)
                                                             ------------------       ------------------
Increase (decrease)                                                     (64,771)                (161,903)
                                                             ------------------       ------------------
Net increase (decrease)                                                 (12,435)                 (16,667)
Net assets, beginning                                                 1,296,358                1,313,025
                                                             ------------------       ------------------
Net assets, ending                                           $        1,283,923       $        1,296,358
                                                             ==================       ==================

Units sold                                                               46,161                   76,343
Units redeemed                                                          (58,416)                (109,978)
                                                             ------------------       ------------------
Net increase (decrease)                                                 (12,255)                 (33,635)
Units outstanding, beginning                                            253,497                  287,132
                                                             ------------------       ------------------
Units outstanding, ending                                               241,242                  253,497
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        94,923,481
Cost of units redeemed                                                                       (93,295,487)
Account charges                                                                               (1,259,995)
Net investment income (loss)                                                                   2,182,297
Net realized gain (loss)                                                                      (1,193,708)
Realized gain distributions                                                                            -
Net change in unrealized appreciation (depreciation)                                             (72,665)
                                                                                     -------------------
                                                                                     $         1,283,923
                                                                                     ===================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     5.82                 23       $       133              N/A             5.3%
12/31/2009            5.53                 24               132              N/A            13.3%
12/31/2008            4.88                 33               161              N/A           -13.4%
12/31/2007            5.64                269             1,519              N/A             4.8%
12/31/2006            5.38                344             1,853              N/A             4.3%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     5.27                218       $     1,151            1.30%             3.9%
12/31/2009            5.07                230             1,165            1.30%            11.9%
12/31/2008            4.53                254             1,152            1.30%           -14.5%
12/31/2007            5.30              8,975            47,609            1.30%             3.4%
12/31/2006            5.13              9,362            48,026            1.30%             2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 5.2%
2009                 7.4%
2008                 0.3%
2007                 2.6%
2006                 3.5%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
             OneAmerica Asset Director Portfolio O Class - 682444872

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $     36,487,241     $    36,691,497           2,090,240
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                      (2,734)
                                           ----------------
Net assets                                 $     36,484,507
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $     10,136,223             920,280     $         11.01
Band B                                           26,348,284           3,124,928                8.43
                                           ----------------     ---------------
 Total                                     $     36,484,507           4,045,208
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $       733,655
Mortality & expense charges                                                                (354,041)
                                                                                    ---------------
Net investment income (loss)                                                                379,614
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (942,302)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                      4,323,923
                                                                                    ---------------
Net gain (loss)                                                                           3,381,621
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $     3,761,235
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          379,614       $          618,119
Net realized gain (loss)                                               (942,302)              (2,967,701)
Realized gain distributions                                                   -                        -
Net change in unrealized appreciation (depreciation)                  4,323,923               10,754,857
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                     3,761,235                8,405,275
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              1,959,921                3,090,763
Cost of units redeemed                                               (9,203,893)             (10,104,155)
Account charges                                                        (317,477)                (355,501)
                                                             ------------------       ------------------
Increase (decrease)                                                  (7,561,449)              (7,368,893)
                                                             ------------------       ------------------
Net increase (decrease)                                              (3,800,214)               1,036,382
Net assets, beginning                                                40,284,721               39,248,339
                                                             ------------------       ------------------
Net assets, ending                                           $       36,484,507       $       40,284,721
                                                             ==================       ==================

Units sold                                                              221,303                  542,487
Units redeemed                                                       (1,124,427)              (1,593,898)
                                                             ------------------       ------------------
Net increase (decrease)                                                (903,124)              (1,051,411)
Units outstanding, beginning                                          4,948,332                5,999,743
                                                             ------------------       ------------------
Units outstanding, ending                                             4,045,208                4,948,332
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       111,330,573
Cost of units redeemed                                                                       (90,532,277)
Account charges                                                                               (3,934,313)
Net investment income (loss)                                                                   6,308,596
Net realized gain (loss)                                                                       3,488,503
Realized gain distributions                                                                   10,027,681
Net change in unrealized appreciation (depreciation)                                            (204,256)
                                                                                     -------------------
                                                                                     $        36,484,507
                                                                                     ===================

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $    11.01                920       $    10,136              N/A            11.8%
12/31/2009            9.85              1,124            11,071              N/A            26.2%
12/31/2008            7.80              1,469            11,465              N/A           -25.4%
12/31/2007           10.47              1,975            20,678              N/A             5.1%
12/31/2006            9.96              2,248            22,395              N/A            10.6%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     8.43              3,125       $    26,348            1.30%            10.4%
12/31/2009            7.64              3,824            29,214            1.30%            24.6%
12/31/2008            6.13              4,531            27,784            1.30%           -26.4%
12/31/2007            8.33              5,341            44,497            1.30%             3.7%
12/31/2006            8.03              5,436            43,662            1.30%             9.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.9%
2009                 2.5%
2008                 3.1%
2007                 2.5%
2006                 2.3%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust OneAmerica Investment Grade Bond Portfolio O Class - 682444880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                                Investments             Cost of         Mutual Fund
                                                   at Value         Investments              Shares
                                           ----------------     ---------------     ---------------
Investments                                $     45,569,110     $    44,233,188           4,026,962
Receivables: investments sold                             -     ===============     ===============
Payables: investments purchased                     (52,950)
                                           ----------------
Net assets                                 $     45,516,160
                                           ================

                                                                          Units        Accumulation
                                                 Net Assets         Outstanding          Unit Value
                                           ----------------     ---------------     ---------------
Band A                                     $      6,421,616             670,011     $          9.58
Band B                                           39,094,544           5,738,856                6.81
                                           ----------------     ---------------
 Total                                     $     45,516,160           6,408,867
                                           ================     ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                     $     1,819,652
Mortality & expense charges                                                                (499,448)
                                                                                    ---------------
Net investment income (loss)                                                              1,320,204
                                                                                    ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    325,384
Realized gain distributions                                                                 597,858
Net change in unrealized appreciation (depreciation)                                        377,596
                                                                                    ---------------
Net gain (loss)                                                                           1,300,838
                                                                                    ---------------
Increase (decrease) in net assets from operations                                   $     2,621,042
                                                                                    ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Period ended             Period ended
                                                             December 31, 2010*       December 31, 2009*
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $        1,320,204       $        1,577,040
Net realized gain (loss)                                                325,384                 (295,114)
Realized gain distributions                                             597,858                  249,134
Net change in unrealized appreciation (depreciation)                    377,596                4,209,697
                                                             ------------------       ------------------
Increase (decrease) in net assets from operations                     2,621,042                5,740,757
                                                             ------------------       ------------------
Contract owner transactions:
Proceeds from units sold                                              9,449,281                7,447,992
Cost of units redeemed                                               (8,917,965)             (14,593,812)
Account charges                                                        (412,653)                (421,246)
                                                             ------------------       ------------------
Increase (decrease)                                                     118,663               (7,567,066)
                                                             ------------------       ------------------
Net increase (decrease)                                               2,739,705               (1,826,309)
Net assets, beginning                                                42,776,455               44,602,764
                                                             ------------------       ------------------
Net assets, ending                                           $       45,516,160       $       42,776,455
                                                             ==================       ==================
Units sold                                                            1,435,256                1,320,175
Units redeemed                                                       (1,389,208)              (2,501,903)
                                                             ------------------       ------------------
Net increase (decrease)                                                  46,048               (1,181,728)
Units outstanding, beginning                                          6,362,819                7,544,547
                                                             ------------------       ------------------
Units outstanding, ending                                             6,408,867                6,362,819
                                                             ==================       ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       126,611,047
Cost of units redeemed                                                                       (91,479,516)
Account charges                                                                               (2,932,349)
Net investment income (loss)                                                                  11,297,016
Net realized gain (loss)                                                                        (173,781)
Realized gain distributions                                                                      857,821
Net change in unrealized appreciation (depreciation)                                           1,335,922
                                                                                     -------------------
                                                                                     $        45,516,160
                                                                                     ===================

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                               BAND A

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     9.58                670       $     6,422              N/A             7.3%
12/31/2009            8.93                736             6,572              N/A            15.5%
12/31/2008            7.74                968             7,486              N/A            -1.0%
12/31/2007            7.81              1,095             8,555              N/A             6.4%
12/31/2006            7.34              1,478            10,850              N/A             3.8%

                                               BAND B

                                       Units                        Expense as a
                                 Outstanding        Net Assets      % of Average
                Unit Value             (000s)            (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------------
12/31/2010      $     6.81              5,739       $    39,095            1.30%             5.9%
12/31/2009            6.43              5,627            36,204            1.30%            14.0%
12/31/2008            5.64              6,577            37,116            1.30%            -2.2%
12/31/2007            5.77              6,268            36,179            1.30%             5.0%
12/31/2006            5.50              3,295            18,113            1.30%             2.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 4.1%
2009                 4.7%
2008                 5.4%
2007                 5.7%
2006                 4.9%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
             OneAmerica Money Market Portfolio O Class - 682444807

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   27,894,819  $   27,894,819      27,894,819
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased           (2,000)
                                  --------------
Net assets                        $   27,892,819
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    6,977,465       5,207,860  $         1.34
Band B                                20,915,354      19,859,654            1.05
                                  --------------  --------------
 Total                            $   27,892,819      25,067,514
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $        2,032
Mortality & expense charges                                             (294,153)
                                                                  --------------
Net investment income (loss)                                            (292,121)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $    (292,121)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (292,121)    $         (317,905)
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                     (292,121)              (317,905)
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            45,693,965             51,433,811
Cost of units redeemed                                             (52,074,346)           (60,731,155)
Account charges                                                       (278,955)              (356,023)
                                                            ------------------     ------------------
Increase (decrease)                                                 (6,659,336)            (9,653,367)
                                                            ------------------     ------------------
Net increase (decrease)                                             (6,951,457)            (9,971,272)
Net assets, beginning                                               34,844,276             44,815,548
                                                            ------------------     ------------------
Net assets, ending                                          $       27,892,819     $       34,844,276
                                                            ==================     ==================
Units sold                                                          44,929,681             49,524,229
Units redeemed                                                     (50,614,598)           (57,908,093)
                                                            ------------------     ------------------
Net increase (decrease)                                             (5,684,917)            (8,383,864)
Units outstanding, beginning                                        30,752,431             39,136,295
                                                            ------------------     ------------------
Units outstanding, ending                                           25,067,514             30,752,431
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $ 3,610,192,277
Cost of units redeemed                                                                (3,582,797,163)
Account charges                                                                           (3,002,630)
Net investment income (loss)                                                               3,500,335
Net realized gain (loss)                                                                           -
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                               -
                                                                                     ---------------
                                                                                     $    27,892,819
                                                                                     ===============

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.34         5,208   $    6,977             N/A            0.0%
12/31/2009       1.34         7,457        9,990             N/A            0.1%
12/31/2008       1.34         9,880       13,223             N/A            2.2%
12/31/2007       1.31         5,522        7,235             N/A            4.8%
12/31/2006       1.25         3,998        4,999             N/A            4.2%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     1.05        19,860   $   20,915            1.30%          -1.3%
12/31/2009       1.07        23,296       24,855            1.30%          -1.2%
12/31/2008       1.08        29,257       31,592            1.30%           0.8%
12/31/2007       1.07        18,223       19,515            1.30%           3.4%
12/31/2006       1.04        24,782       25,658            1.30%           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%
2009             0.1%
2008             2.0%
2007             5.1%
2006             4.7%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                 OneAmerica Value Portfolio O Class - 682444708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   40,380,107  $   45,651,850       1,981,456
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased          (3,993)
                                  --------------
Net assets                        $   40,376,114
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    9,034,846         859,891  $        10.51
Band B                                31,341,268       3,676,111            8.53
                                  --------------  --------------
 Total                            $   40,376,114       4,536,002
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $     566,736
Mortality & expense charges                                            (396,145)
                                                                  -------------
Net investment income (loss)                                            170,591
                                                                  -------------
Gain (loss) on investments:
Net realized gain (loss)                                             (1,990,799)
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                  6,385,781
                                                                  -------------
Net gain (loss)                                                       4,394,982
                                                                  -------------
Increase (decrease) in net assets from operations                 $   4,565,573
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          170,591     $          277,411
Net realized gain (loss)                                            (1,990,799)            (3,598,433)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 6,385,781             12,770,894
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    4,565,573              9,449,872
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,563,996              3,776,807
Cost of units redeemed                                              (7,867,118)            (7,528,634)
Account charges                                                       (356,691)              (359,869)
                                                            ------------------     ------------------
Increase (decrease)                                                 (5,659,813)            (4,111,696)
                                                            ------------------     ------------------
Net increase (decrease)                                             (1,094,240)             5,338,176
Net assets, beginning                                               41,470,354             36,132,178
                                                            ------------------     ------------------
Net assets, ending                                          $       40,376,114     $       41,470,354
                                                            ==================     ==================
Units sold                                                             359,053                656,684
Units redeemed                                                      (1,042,920)            (1,281,954)
                                                            ------------------     ------------------
Net increase (decrease)                                               (683,867)              (625,270)
Units outstanding, beginning                                         5,219,869              5,845,139
                                                            ------------------     ------------------
Units outstanding, ending                                            4,536,002              5,219,869
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $   113,748,716
Cost of units redeemed                                                                   (85,558,811)
Account charges                                                                           (3,904,026)
Net investment income (loss)                                                               2,733,619
Net realized gain (loss)                                                                   2,236,667
Realized gain distributions                                                               16,391,692
Net change in unrealized appreciation (depreciation)                                      (5,271,743)
                                                                                     ---------------
                                                                                     $    40,376,114
                                                                                     ===============

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $    10.51           860   $    9,035             N/A           13.5%
12/31/2009       9.25         1,070        9,904             N/A           30.3%
12/31/2008       7.10         1,317        9,351             N/A          -36.7%
12/31/2007      11.22         1,818       20,388             N/A            3.2%
12/31/2006      10.87         2,062       22,417             N/A           13.5%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     8.53         3,676   $   31,341           1.30%           12.1%
12/31/2009       7.61         4,150       31,567           1.30%           28.6%
12/31/2008       5.91         4,528       26,781           1.30%          -37.8%
12/31/2007       9.50         4,989       47,407           1.30%            2.2%
12/31/2006       9.29         4,833       44,921           1.30%           12.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.4%
2009             1.6%
2008             2.1%
2007             1.6%
2006             1.5%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                Pioneer Emerging Markets VCT I Class - 724027867

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   10,585,850  $    9,550,190         335,845
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased            (751)
                                  --------------
Net assets                        $   10,585,099
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      396,626          87,506  $         4.53
Band B                                10,188,473       2,327,307            4.38
                                  --------------  --------------
 Total                            $   10,585,099       2,414,813
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $       47,456
Mortality & expense charges                                             (123,602)
                                                                  --------------
Net investment income (loss)                                             (76,146)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (324,645)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   1,715,726
                                                                  --------------
Net gain (loss)                                                        1,391,081
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,314,935
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (76,146)    $           (2,613)
Net realized gain (loss)                                              (324,645)              (422,527)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,715,726              4,385,273
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,314,935              3,960,133
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,158,490              2,619,428
Cost of units redeemed                                              (1,854,915)            (1,319,950)
Account charges                                                        (89,959)               (72,501)
                                                            ------------------     ------------------
Increase (decrease)                                                   (786,384)             1,226,977
                                                            ------------------     ------------------
Net increase (decrease)                                                528,551              5,187,110
Net assets, beginning                                               10,056,548              4,869,438
                                                            ------------------     ------------------
Net assets, ending                                          $       10,585,099     $       10,056,548
                                                            ==================     ==================
Units sold                                                             326,405                959,726
Units redeemed                                                        (538,196)              (526,259)
                                                            ------------------     ------------------
Net increase (decrease)                                               (211,791)               433,467
Units outstanding, beginning                                         2,626,604              2,193,137
                                                            ------------------     ------------------
Units outstanding, ending                                            2,414,813              2,626,604
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    14,622,938
Cost of units redeemed                                                                    (3,897,736)
Account charges                                                                             (195,233)
Net investment income (loss)                                                                (123,375)
Net realized gain (loss)                                                                    (857,155)
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                       1,035,660
                                                                                     ---------------
                                                                                     $    10,585,099
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     4.53            88   $       397            N/A           15.9%
12/31/2009       3.91            62           242            N/A           74.6%
12/31/2008       2.24            54           120            N/A          -55.2%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     4.38         2,327   $    10,188          1.30%           14.4%
12/31/2009       3.83         2,565         9,815          1.30%           72.4%
12/31/2008       2.22         2,139         4,749          1.30%          -55.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.5%
2009             1.2%
2008             0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
            Pioneer Equity Income VCT Portfolio II Class - 724027826

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       14,577  $       12,660             740
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $       14,577
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $            -               -  $         7.34
Band B                                    14,577           2,029            7.18
                                  --------------  --------------
 Total                            $       14,577           2,029
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $          231
Mortality & expense charges                                                 (124)
                                                                  --------------
Net investment income (loss)                                                 107
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                   2,257
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                         573
                                                                  --------------
Net gain (loss)                                                            2,830
                                                                  --------------
Increase (decrease) in net assets from operations                 $        2,937
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              107     $              132
Net realized gain (loss)                                                 2,257                      6
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       573                  1,344
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        2,937                  1,482
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                12,602                  8,936
Cost of units redeemed                                                 (11,286)                     -
Account charges                                                            (62)                   (32)
                                                            ------------------     ------------------
Increase (decrease)                                                      1,254                  8,904
                                                            ------------------     ------------------
Net increase (decrease)                                                  4,191                 10,386
Net assets, beginning                                                   10,386                      -
                                                            ------------------     ------------------
Net assets, ending                                          $           14,577     $           10,386
                                                            ==================     ==================
Units sold                                                               2,035                  1,702
Units redeemed                                                          (1,708)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                    327                  1,702
Units outstanding, beginning                                             1,702                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                2,029                  1,702
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $        21,538
Cost of units redeemed                                                                       (11,286)
Account charges                                                                                  (94)
Net investment income (loss)                                                                     239
Net realized gain (loss)                                                                       2,263
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                           1,917
                                                                                     ---------------
                                                                                     $        14,577
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                        Expense as a
                        % of Average
           Unit Value     Net Assets    Total Return
           -----------------------------------------
12/31/2010 $     7.34   $        N/A           19.2%
12/31/2009       6.16            N/A           23.1%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     7.18             2   $       15           1.30%           17.7%
12/31/2009       6.10             2           10           1.30%           22.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.9%
2009             3.9%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
            Pioneer Fund Growth Opportunities VCT I Class - 724027230

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,266,378  $    3,291,915         141,954
Receivables: investments sold                345  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    3,266,723
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    1,367,754         159,824  $         8.56
Band B                                 1,898,969         198,480            9.57
                                  --------------  --------------
 Total                            $    3,266,723         358,304
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                              (25,551)
                                                                  --------------
Net investment income (loss)                                             (25,551)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (230,831)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     813,787
                                                                  --------------
Net gain (loss)                                                          582,956
                                                                  --------------
Increase (decrease) in net assets from operations                 $      557,405
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (25,551)    $          (24,168)
Net realized gain (loss)                                              (230,831)              (432,461)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   813,787              1,632,553
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      557,405              1,175,924
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                90,881                306,455
Cost of units redeemed                                                (925,559)              (940,043)
Account charges                                                        (31,662)               (34,668)
                                                            ------------------     ------------------
Increase (decrease)                                                   (866,340)              (668,256)
                                                            ------------------     ------------------
Net increase (decrease)                                               (308,935)               507,668
Net assets, beginning                                                3,575,658              3,067,990
                                                            ------------------     ------------------
Net assets, ending                                          $        3,266,723     $        3,575,658
                                                            ==================     ==================
Units sold                                                              14,263                 58,986
Units redeemed                                                        (124,118)              (167,498)
                                                            ------------------     ------------------
Net increase (decrease)                                               (109,855)              (108,512)
Units outstanding, beginning                                           468,159                576,671
                                                            ------------------     ------------------
Units outstanding, ending                                              358,304                468,159
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    16,454,290
Cost of units redeemed                                                                   (15,332,369)
Account charges                                                                             (626,841)
Net investment income (loss)                                                                (163,500)
Net realized gain (loss)                                                                   1,379,632
Realized gain distributions                                                                1,581,048
Net change in unrealized appreciation (depreciation)                                         (25,537)
                                                                                     ---------------
                                                                                     $     3,266,723
                                                                                     ===============

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     8.56           160   $    1,368             N/A           20.2%
12/31/2009       7.12           211        1,500             N/A           44.6%
12/31/2008       4.92           262        1,291             N/A          -35.5%
12/31/2007       7.63           395        3,016             N/A           -3.9%
12/31/2006       7.94           534        4,241             N/A            5.6%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     9.57           198   $    1,899           1.30%           18.7%
12/31/2009       8.06           257        2,076           1.30%           42.7%
12/31/2008       5.65           315        1,777           1.30%          -36.3%
12/31/2007       8.87           429        3,808           1.30%           -5.1%
12/31/2006       9.35           540        5,048           1.30%            4.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%
2009             0.0%
2008             0.0%
2007             0.0%
2006             0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                 Pioneer Fund VCT Portfolio I Class - 724027875

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   55,242,844  $   55,041,818       2,462,899
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased           (1,006)
                                  --------------
Net assets                        $   55,241,838
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    1,614,221         322,531  $         5.00
Band B                                53,627,617       7,134,264            7.52
                                  --------------  --------------
 Total                            $   55,241,838       7,456,795
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $      702,869
Mortality & expense charges                                             (643,870)
                                                                  --------------
Net investment income (loss)                                              58,999
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (1,784,923)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   8,806,954
                                                                  --------------
Net gain (loss)                                                        7,022,031
                                                                  --------------
Increase (decrease) in net assets from operations                 $    7,081,030
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           58,999     $          252,938
Net realized gain (loss)                                            (1,784,923)            (1,976,551)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 8,806,954             11,525,772
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    7,081,030              9,802,159
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             5,671,672             13,446,948
Cost of units redeemed                                              (8,522,821)            (6,370,916)
Account charges                                                       (474,948)              (400,900)
                                                            ------------------     ------------------
Increase (decrease)                                                 (3,326,097)             6,675,132
                                                            ------------------     ------------------
Net increase (decrease)                                              3,754,933             16,477,291
Net assets, beginning                                               51,486,905             35,009,614
                                                            ------------------     ------------------
Net assets, ending                                          $       55,241,838     $       51,486,905
                                                            ==================     ==================
Units sold                                                             955,071              2,645,088
Units redeemed                                                      (1,464,015)            (1,403,015)
                                                            ------------------     ------------------
Net increase (decrease)                                               (508,944)             1,242,073
Units outstanding, beginning                                         7,965,739              6,723,666
                                                            ------------------     ------------------
Units outstanding, ending                                            7,456,795              7,965,739
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    88,360,117
Cost of units redeemed                                                                   (29,964,394)
Account charges                                                                           (1,598,910)
Net investment income (loss)                                                                 757,583
Net realized gain (loss)                                                                  (4,118,481)
Realized gain distributions                                                                1,604,897
Net change in unrealized appreciation (depreciation)                                         201,026
                                                                                     ---------------
                                                                                     $    55,241,838
                                                                                     ===============

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     5.00           323   $    1,614             N/A           16.0%
12/31/2009       4.31           353        1,524             N/A           25.2%
12/31/2008       3.45           375        1,291             N/A          -34.3%
12/31/2007       5.24           405        2,121             N/A            5.0%
12/31/2006       4.99           269        1,344             N/A           16.6%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     7.52         7,134   $   53,628           1.30%           14.5%
12/31/2009       6.56         7,612       49,963           1.30%           23.6%
12/31/2008       5.31         6,349       33,719           1.30%          -35.1%
12/31/2007       8.19         4,721       38,643           1.30%            3.6%
12/31/2006       7.90           140        1,107           1.30%           15.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.3%
2009             1.8%
2008             2.1%
2007             1.3%
2006             1.3%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
             Royce Capital Fund Small Cap Investor Class - 78080T105

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      444,586  $      383,530          42,544
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased              (57)
                                  --------------
Net assets                        $      444,529
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $       16,607           2,875  $         5.78
Band B                                   427,922          76,699            5.58
                                  --------------  --------------
 Total                            $      444,529          79,574
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $          519
Mortality & expense charges                                               (3,466)
                                                                  --------------
Net investment income (loss)                                              (2,947)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  20,309
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      43,751
                                                                  --------------
Net gain (loss)                                                           64,060
                                                                  --------------
Increase (decrease) in net assets from operations                 $       61,113
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (2,947)    $             (806)
Net realized gain (loss)                                                20,309                (15,760)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    43,751                 36,817
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       61,113                 20,251
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               353,230                228,268
Cost of units redeemed                                                (105,155)              (210,838)
Account charges                                                         (1,676)                  (981)
                                                            ------------------     ------------------
Increase (decrease)                                                    246,399                 16,449
                                                            ------------------     ------------------
Net increase (decrease)                                                307,512                 36,700
Net assets, beginning                                                  137,017                100,317
                                                            ------------------     ------------------
Net assets, ending                                          $          444,529     $          137,017
                                                            ==================     ==================
Units sold                                                              70,791                 60,647
Units redeemed                                                         (20,318)               (59,987)
                                                            ------------------     ------------------
Net increase (decrease)                                                 50,473                    660
Units outstanding, beginning                                            29,101                 28,441
                                                            ------------------     ------------------
Units outstanding, ending                                               79,574                 29,101
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $       708,006
Cost of units redeemed                                                                      (329,367)
Account charges                                                                               (2,867)
Net investment income (loss)                                                                  (3,103)
Net realized gain (loss)                                                                         268
Realized gain distributions                                                                   10,536
Net change in unrealized appreciation (depreciation)                                          61,056
                                                                                     ---------------
                                                                                     $       444,529
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     5.78             3   $       17             N/A           20.5%
12/31/2009       4.79             5           25             N/A           35.2%
12/31/2008       3.54            12           43             N/A          -29.1%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     5.58            77   $      428           1.30%           19.0%
12/31/2009       4.69            24          112           1.30%           33.5%
12/31/2008       3.51            16           57           1.30%          -29.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.2%
2009             0.0%
2008             1.6%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
              T. Rowe Price Blue Chip Growth Portfolio - 77954T506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   20,854,066  $   14,848,233       1,858,651
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased            (105)
                                  --------------
Net assets                        $   20,853,961
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      746,876         111,686  $         6.69
Band B                                20,107,085       3,236,983            6.21
                                  --------------  --------------
 Total                            $   20,853,961       3,348,669
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                             (241,200)
                                                                  --------------
Net investment income (loss)                                            (241,200)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 448,017
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   2,508,465
                                                                  --------------
Net gain (loss)                                                        2,956,482
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,715,282
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (241,200)    $         (121,833)
Net realized gain (loss)                                               448,017               (119,790)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 2,508,465              3,802,331
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    2,715,282              3,560,708
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,419,889             16,583,748
Cost of units redeemed                                              (3,390,703)            (1,294,859)
Account charges                                                       (176,696)               (93,075)
                                                            ------------------     ------------------
Increase (decrease)                                                 (1,147,510)            15,195,814
                                                            ------------------     ------------------
Net increase (decrease)                                              1,567,772             18,756,522
Net assets, beginning                                               19,286,189                529,667
                                                            ------------------     ------------------
Net assets, ending                                          $       20,853,961     $       19,286,189
                                                            ==================     ==================
Units sold                                                             467,012              3,741,130
Units redeemed                                                        (679,279)              (315,665)
                                                            ------------------     ------------------
Net increase (decrease)                                               (212,267)             3,425,465
Units outstanding, beginning                                         3,560,936                135,471
                                                            ------------------     ------------------
Units outstanding, ending                                            3,348,669              3,560,936
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    20,280,675
Cost of units redeemed                                                                    (5,122,929)
Account charges                                                                             (282,446)
Net investment income (loss)                                                                (373,061)
Net realized gain (loss)                                                                     345,889
Realized gain distributions                                                                        -
Net change in unrealized appreciation(depreciation)                                        6,005,833
                                                                                     ---------------
                                                                                     $    20,853,961
                                                                                     ===============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.69           112   $      747             N/A           16.4%
12/31/2009       5.75            98          563             N/A           42.2%
12/31/2008       4.04            41          167             N/A          -42.5%
12/31/2007       7.03            32          225             N/A           12.7%
12/31/2006       6.23            14           86             N/A            9.8%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.21         3,237   $   20,107           1.30%           14.9%
12/31/2009       5.41         3,463       18,723           1.30%           40.3%
12/31/2008       3.85            94          363           1.30%          -43.3%
12/31/2007       6.79           112          762           1.30%           11.3%
12/31/2006       6.10            62          377           1.30%            8.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%
2009             0.0%
2008             0.1%
2007             0.6%
2006             0.4%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                T. Rowe Price Equity Income Portfolio - 77954T100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   16,164,541  $   18,235,556         811,472
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased             (865)
                                  --------------
Net assets                        $   16,163,676
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    6,917,300         867,947  $         7.97
Band B                                 9,246,376       1,207,391            7.66
                                  --------------  --------------
 Total                            $   16,163,676       2,075,338
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $      300,861
Mortality & expense charges                                             (117,836)
                                                                  --------------
Net investment income (loss)                                             183,025
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (760,027)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   2,661,839
                                                                  --------------
Net gain (loss)                                                        1,901,812
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,084,837
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          183,025     $          190,444
Net realized gain (loss)                                              (760,027)            (1,830,072)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 2,661,839              4,904,417
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    2,084,837              3,264,789
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               720,817                854,094
Cost of units redeemed                                              (3,074,991)            (3,278,780)
Account charges                                                       (145,142)              (152,615)
                                                            ------------------     ------------------
Increase (decrease)                                                 (2,499,316)            (2,577,301)
                                                            ------------------     ------------------
Net increase (decrease)                                               (414,479)               687,488
Net assets, beginning                                               16,578,155             15,890,667
                                                            ------------------     ------------------
Net assets, ending                                          $       16,163,676     $       16,578,155
                                                            ==================     ==================
Units sold                                                             107,277                186,409
Units redeemed                                                        (461,228)              (659,269)
                                                            ------------------     ------------------
Net increase (decrease)                                               (353,951)              (472,860)
Units outstanding, beginning                                         2,429,289              2,902,149
                                                            ------------------     ------------------
Units outstanding, ending                                            2,075,338              2,429,289
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    74,018,775
Cost of units redeemed                                                                   (68,156,489)
Account charges                                                                           (2,631,230)
Net investment income (loss)                                                               3,103,113
Net realized gain (loss)                                                                   5,244,091
Realized gain distributions                                                                6,656,431
Net change in unrealized appreciation (depreciation)                                      (2,071,015)
                                                                                     ---------------
                                                                                     $    16,163,676
                                                                                     ===============

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     7.97           868   $    6,917             N/A           15.0%
12/31/2009       6.93         1,046        7,246             N/A           25.6%
12/31/2008       5.52         1,333        7,352             N/A          -36.1%
12/31/2007       8.63         1,762       15,217             N/A            3.3%
12/31/2006       8.36         2,156       18,027             N/A           18.9%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     7.66         1,207   $    9,246           1.30%           13.5%
12/31/2009       6.75         1,384        9,332           1.30%           24.0%
12/31/2008       5.44         1,569        8,538           1.30%          -36.9%
12/31/2007       8.63         1,975       17,035           1.30%            1.9%
12/31/2006       8.46         3,693       31,257           1.30%           17.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.8%
2009             1.8%
2008             2.3%
2007             1.6%
2006             1.6%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
              T. Rowe Price Limited Term Bond Portfolio - 77954R104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   54,030,640  $   52,908,022      10,699,136
Receivables: investments sold             13,903  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   54,044,543
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    3,066,217         371,687  $         8.25
Band B                                50,978,326       8,471,427            6.02
                                  --------------  --------------
 Total                            $   54,044,543       8,843,114
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $    1,398,367
Mortality & expense charges                                             (641,288)
                                                                  --------------
Net investment income (loss)                                             757,079
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 151,850
Realized gain distributions                                              101,190
Net change in unrealized appreciation (depreciation)                     (60,987)
                                                                  --------------
Net gain (loss)                                                          192,053
                                                                  --------------
Increase (decrease) in net assets from operations                 $      949,132
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          757,079     $        1,199,353
Net realized gain (loss)                                               151,850                 46,869
Realized gain distributions                                            101,190                      -
Net change in unrealized appreciation (depreciation)                   (60,987)             2,305,558
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      949,132              3,551,780
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            13,102,691             10,191,346
Cost of units redeemed                                              (8,928,716)           (18,338,368)
Account charges                                                       (489,584)              (516,843)
                                                            ------------------     ------------------
Increase (decrease)                                                  3,684,391             (8,663,865)
                                                            ------------------     ------------------
Net increase (decrease)                                              4,633,523             (5,112,085)
Net assets, beginning                                               49,411,020             54,523,105
                                                            ------------------     ------------------
Net assets, ending                                          $       54,044,543     $       49,411,020
                                                            ==================     ==================
Units sold                                                           2,267,352              1,916,939
Units redeemed                                                      (1,635,618)            (3,377,579)
                                                            ------------------     ------------------
Net increase (decrease)                                                631,734             (1,460,640)
Units outstanding, beginning                                         8,211,380              9,672,020
                                                            ------------------     ------------------
Units outstanding, ending                                            8,843,114              8,211,380
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $   108,795,529
Cost of units redeemed                                                                   (58,393,839)
Account charges                                                                           (1,970,173)
Net investment income (loss)                                                               4,626,196
Net realized gain (loss)                                                                    (258,536)
Realized gain distributions                                                                  122,748
Net change in unrealized appreciation (depreciation)                                       1,122,618
                                                                                     ---------------
                                                                                     $    54,044,543
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     8.25           372   $   3,066              N/A            3.1%
12/31/2009       8.00           410       3,281              N/A            8.3%
12/31/2008       7.39           551       4,074              N/A            1.6%
12/31/2007       7.28           458       3,330              N/A            5.5%
12/31/2006       6.90           543       3,742              N/A            4.0%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.02         8,471   $   50,978           1.30%            1.8%
12/31/2009       5.91         7,801       46,130           1.30%            6.9%
12/31/2008       5.53         9,121       50,449           1.30%            0.2%
12/31/2007       5.52           899        4,961           1.30%            4.1%
12/31/2006       5.30         1,044        5,530           1.30%            2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             2.7%
2009             3.5%
2008             4.1%
2007             4.3%
2006             4.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
               T. Rowe Price Mid Cap Growth Portfolio - 77954T407

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   10,177,408  $    8,729,749         413,884
Receivables: investments sold                 61  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   10,177,469
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $    3,074,839         294,988  $        10.42
Band B                                 7,102,630         595,467           11.93
                                  --------------  --------------
 Total                            $   10,177,469         890,455
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                              (90,208)
                                                                  --------------
Net investment income (loss)                                             (90,208)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (365,010)
Realized gain distributions                                              513,115
Net change in unrealized appreciation (depreciation)                   2,275,985
                                                                  --------------
Net gain (loss)                                                        2,424,090
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,333,882
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (90,208)    $          (79,657)
Net realized gain (loss)                                              (365,010)            (1,038,479)
Realized gain distributions                                            513,115                  9,967
Net change in unrealized appreciation (depreciation)                 2,275,985              4,305,599
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    2,333,882              3,197,430
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               462,244              1,331,250
Cost of units redeemed                                              (2,551,623)            (2,834,879)
Account charges                                                        (87,422)               (87,149)
                                                            ------------------     ------------------
Increase (decrease)                                                 (2,176,801)            (1,590,778)
                                                            ------------------     ------------------
Net increase (decrease)                                                157,081              1,606,652
Net assets, beginning                                               10,020,388              8,413,736
                                                            ------------------     ------------------
Net assets, ending                                          $       10,177,469     $       10,020,388
                                                            ==================     ==================
Units sold                                                              51,497                198,594
Units redeemed                                                        (274,138)              (435,015)
                                                            ------------------     ------------------
Net increase (decrease)                                               (222,641)              (236,421)
Units outstanding, beginning                                         1,113,096              1,349,517
                                                            ------------------     ------------------
Units outstanding, ending                                              890,455              1,113,096
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    57,820,560
Cost of units redeemed                                                                   (57,167,409)
Account charges                                                                           (1,208,455)
Net investment income (loss)                                                                (900,902)
Net realized gain (loss)                                                                   3,586,698
Realized gain distributions                                                                6,599,318
Net change in unrealized appreciation (depreciation)                                       1,447,659
                                                                                     ---------------
                                                                                     $    10,177,469
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $    10.42           295   $    3,075             N/A           28.1%
12/31/2009       8.14           369        3,003             N/A           45.6%
12/31/2008       5.59           451        2,521             N/A          -39.8%
12/31/2007       9.27           631        5,850             N/A           17.5%
12/31/2006       7.89           849        6,698             N/A            6.6%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $    11.93           595   $    7,103           1.30%           26.5%
12/31/2009       9.43           744        7,018           1.30%           43.8%
12/31/2008       6.56           898        5,892           1.30%          -40.5%
12/31/2007      11.03         1,086       11,977           1.30%           16.0%
12/31/2006       9.51         1,337       12,719           1.30%            5.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.0%
2009             0.0%
2008             0.0%
2007             0.2%
2006             0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                Timothy Conservative Growth Variable - 887432714

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   39,632,974  $   39,785,156       3,622,758
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased             (213)
                                  --------------
Net assets                        $   39,632,761
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      923,331         144,296  $         6.40
Band B                                38,709,430       6,512,542            5.94
                                  --------------  --------------
 Total                            $   39,632,761       6,656,838
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                               $      525,935
Mortality & expense charges                                         (484,632)
                                                              --------------
Net investment income (loss)                                          41,303
                                                              --------------
Gain (loss) on investments:
Net realized gain (loss)                                          (1,029,327)
Realized gain distributions                                                -
Net change in unrealized appreciation (depreciation)               5,015,382
                                                              --------------
Net gain (loss)                                                    3,986,055
                                                              --------------
Increase (decrease) in net assets from operations             $    4,027,358
                                                              ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           41,303     $          206,738
Net realized gain (loss)                                            (1,029,327)              (960,288)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 5,015,382              7,495,975
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    4,027,358              6,742,425
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,061,319              7,102,840
Cost of units redeemed                                              (6,196,356)            (3,439,258)
Account charges                                                       (381,131)              (334,163)
                                                            ------------------     ------------------
Increase (decrease)                                                 (3,516,168)             3,329,419
                                                            ------------------     ------------------
Net increase (decrease)                                                511,190             10,071,844
Net assets, beginning                                               39,121,571             29,049,727
                                                            ------------------     ------------------
Net assets, ending                                          $       39,632,761     $       39,121,571
                                                            ==================     ==================
Units sold                                                             548,170              1,619,007
Units redeemed                                                      (1,187,476)              (892,704)
                                                            ------------------     ------------------
Net increase (decrease)                                               (639,306)               726,303
Units outstanding, beginning                                         7,296,144              6,569,841
                                                            ------------------     ------------------
Units outstanding, ending                                            6,656,838              7,296,144
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    58,843,667
Cost of units redeemed                                                                   (20,442,419)
Account charges                                                                           (1,322,218)
Net investment income (loss)                                                                 662,402
Net realized gain (loss)                                                                  (1,519,286)
Realized gain distributions                                                                3,562,797
Net change in unrealized appreciation (depreciation)                                        (152,182)
                                                                                     ---------------
                                                                                     $    39,632,761
                                                                                     ===============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.40          144    $      923             N/A           12.4%
12/31/2009       5.69          152           862             N/A           22.8%
12/31/2008       4.63          122           567             N/A          -28.5%
12/31/2007       6.48          126           818             N/A            8.7%
12/31/2006       5.96           46           275             N/A            9.2%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     5.94         6,513   $   38,709           1.30%           11.0%
12/31/2009       5.35         7,145       38,259           1.30%           21.2%
12/31/2008       4.42         6,447       28,483           1.30%          -29.5%
12/31/2007       6.26         4,921       30,819           1.30%            7.3%
12/31/2006       5.83         3,400       19,837           1.30%            7.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.3%
2009             1.9%
2008             2.7%
2007             0.0%
2006             4.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                  Timothy Strategic Growth Variable - 887432722

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   15,420,243  $   14,437,363       1,631,771
Receivables: investments sold                696  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   15,420,939
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      461,108          74,460  $         6.19
Band B                                14,959,831       2,600,699            5.75
                                  --------------  --------------
 Total                            $   15,420,939       2,675,159
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                  $       109,854
Mortality & expense charges                                             (182,194)
                                                                 ---------------
Net investment income (loss)                                             (72,340)
                                                                 ---------------
Gain (loss) on investments:
Net realized gain (loss)                                              (1,753,033)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   3,658,750
                                                                 ---------------
Net gain (loss)                                                        1,905,717
                                                                 ---------------
Increase (decrease) in net assets from operations                $     1,833,377
                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (72,340)    $          (74,143)
Net realized gain (loss)                                            (1,753,033)            (1,852,662)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 3,658,750              5,392,396
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,833,377              3,465,591
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,573,023              3,201,627
Cost of units redeemed                                              (2,862,366)            (2,790,731)
Account charges                                                       (130,247)              (132,495)
                                                            ------------------     ------------------
Increase (decrease)                                                 (1,419,590)               278,401
                                                            ------------------     ------------------
Net increase (decrease)                                                413,787              3,743,992
Net assets, beginning                                               15,007,152             11,263,160
                                                            ------------------     ------------------
Net assets, ending                                          $       15,420,939     $       15,007,152
                                                            ==================     ==================
Units sold                                                             337,046                827,062
Units redeemed                                                        (627,758)              (705,418)
                                                            ------------------     ------------------
Net increase (decrease)                                               (290,712)               121,644
Units outstanding, beginning                                         2,965,871              2,844,227
                                                            ------------------     ------------------
Units outstanding, ending                                            2,675,159              2,965,871
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    26,664,485
Cost of units redeemed                                                                   (10,472,336)
Account charges                                                                             (465,981)
Net investment income (loss)                                                                (109,959)
Net realized gain (loss)                                                                  (3,502,511)
Realized gain distributions                                                                2,324,361
Net change in unrealized appreciation (depreciation)                                         982,880
                                                                                     ---------------
                                                                                     $    15,420,939
                                                                                     ===============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.19            74   $      461             N/A           15.4%
12/31/2009       5.37            82          441             N/A           29.5%
12/31/2008       4.15           115          478             N/A          -39.6%
12/31/2007       6.86            96          658             N/A           10.1%
12/31/2006       6.23           219        1,366             N/A            9.8%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     5.75         2,601   $   14,960           1.30%           13.9%
12/31/2009       5.05         2,884       14,566           1.30%           27.8%
12/31/2008       3.95         2,729       10,786           1.30%          -40.3%
12/31/2007       6.62         1,716       11,367           1.30%            8.7%
12/31/2006       6.09           849        5,171           1.30%            8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             0.7%
2009             0.7%
2008             1.8%
2007             0.0%
2006             2.8%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                   Vanguard VIF Diversified Value - 921925871

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   16,537,633  $   12,661,485       1,341,251
Receivables: investments sold                460  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   16,538,093
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      403,377          84,379  $         4.78
Band B                                16,134,716       3,494,345            4.62
                                  --------------  --------------
 Total                            $   16,538,093       3,578,724
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $      402,228
Mortality & expense charges                                             (201,193)
                                                                  --------------
Net investment income (loss)                                             201,035
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 308,442
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     701,158
                                                                  --------------
Net gain (loss)                                                        1,009,600
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,210,635
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          201,035     $          (98,093)
Net realized gain (loss)                                               308,442                 71,869
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   701,158              3,178,807
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,210,635              3,152,583
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,981,787             14,124,524
Cost of units redeemed                                              (2,662,894)            (1,056,414)
Account charges                                                       (147,701)               (77,402)
                                                            ------------------     ------------------
Increase (decrease)                                                   (828,808)            12,990,708
                                                            ------------------     ------------------
Net increase (decrease)                                                381,827             16,143,291
Net assets, beginning                                               16,156,266                 12,975
                                                            ------------------     ------------------
Net assets, ending                                          $       16,538,093     $       16,156,266
                                                            ==================     ==================
Units sold                                                             502,385              4,089,450
Units redeemed                                                        (698,005)              (318,878)
                                                            ------------------     ------------------
Net increase (decrease)                                               (195,620)             3,770,572
Units outstanding, beginning                                         3,774,344                  3,772
                                                            ------------------     ------------------
Units outstanding, ending                                            3,578,724              3,774,344
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    16,123,983
Cost of units redeemed                                                                    (3,719,925)
Account charges                                                                             (225,177)
Net investment income (loss)                                                                 102,940
Net realized gain (loss)                                                                     380,124
Realized gain distributions                                                                        -
Net change in unrealized appreciation (depreciation)                                       3,876,148
                                                                                     ---------------
                                                                                     $    16,538,093
                                                                                     ===============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     4.78            84   $      403             N/A            9.3%
12/31/2009       4.37            85          370             N/A           26.9%
12/31/2008       3.44             3           11             N/A          -31.1%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     4.62         3,494   $   16,135           1.30%            7.9%
12/31/2009       4.28         3,690       15,787           1.30%           25.3%
12/31/2008       3.41             1            2           1.30%          -31.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             2.5%
2009             0.0%
2008             0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                Vanguard VIF Mid Cap Index Portfolio - 921925855

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   19,238,326  $   17,204,758       1,288,568
Receivables: investments sold              1,129  ===============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   19,239,455
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band A                            $      767,470         104,670  $         7.33
Band B                                18,471,985       2,712,155            6.81
                                  --------------  --------------
 Total                            $   19,239,455       2,816,825
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                   $      178,049
Mortality & expense charges                                             (221,826)
                                                                  --------------
Net investment income (loss)                                             (43,777)
                                                                  --------------

Gain (loss) on investments:
Net realized gain (loss)                                              (1,882,683)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   5,782,267
                                                                  --------------
Net gain (loss)                                                        3,899,584
                                                                  --------------
Increase (decrease) in net assets from operations                 $    3,855,807
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (43,777)    $          122,395
Net realized gain (loss)                                            (1,882,683)            (4,991,929)
Realized gain distributions                                                  -                810,075
Net change in unrealized appreciation (depreciation)                 5,782,267              9,348,719
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    3,855,807              5,289,260
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,796,359              3,242,638
Cost of units redeemed                                              (5,044,791)            (6,926,498)
Account charges                                                       (160,121)              (155,014)
                                                            ------------------     ------------------
Increase (decrease)                                                 (2,408,553)            (3,838,874)
                                                            ------------------     ------------------
Net increase (decrease)                                              1,447,254              1,450,386
Net assets, beginning                                               17,792,201             16,341,815
                                                            ------------------     ------------------
Net assets, ending                                          $       19,239,455     $       17,792,201
                                                            ==================     ==================
Units sold                                                             503,874                847,122
Units redeemed                                                        (912,873)            (1,728,358)
                                                            ------------------     ------------------
Net increase (decrease)                                               (408,999)              (881,236)
Units outstanding, beginning                                         3,225,824              4,107,060
                                                            ------------------     ------------------
Units outstanding, ending                                            2,816,825              3,225,824
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                             $    39,596,757
Cost of units redeemed                                                                   (18,903,001)
Account charges                                                                             (667,319)
Net investment income (loss)                                                                  18,419
Net realized gain (loss)                                                                  (7,350,514)
Realized gain distributions                                                                4,511,545
Net change in unrealized appreciation (depreciation)                                       2,033,568
                                                                                     ---------------
                                                                                     $    19,239,455
                                                                                     ===============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     7.33           105   $      767            N/A            25.4%
12/31/2009       5.85           112          652            N/A            40.4%
12/31/2008       4.17           147          611            N/A           -41.8%
12/31/2007       7.16           138          987            N/A             6.1%
12/31/2006       6.75           107          722            N/A            13.8%

                                     BAND B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/2010 $     6.81         2,712   $   18,472           1.30%           23.8%
12/31/2009       5.50         3,114       17,140           1.30%           38.6%
12/31/2008       3.97         3,960       15,731           1.30%          -42.6%
12/31/2007       6.92         2,616       18,095           1.30%            4.8%
12/31/2006       6.60         1,498        9,889           1.30%           12.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010             1.0%
2009             1.9%
2008             1.5%
2007             1.0%
2006             0.2%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
             Vanguard VIF Small Company Growth Portfolio - 921925889

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,014,896    $          727,882                   57,403
Receivables: investments sold                   33,582    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,048,478
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $          316,545                41,844     $               7.56
Band B                                         731,933               104,163                     7.03
                                    ------------------    ------------------
 Total                              $        1,048,478               146,007
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              3,013
Mortality & expense charges                                                                    (8,313)
                                                                                 --------------------
Net investment income (loss)                                                                   (5,300)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        8,711
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          225,406
                                                                                 --------------------
Net gain (loss)                                                                               234,117
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            228,817
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           (5,300)    $              306
Net realized gain (loss)                                                 8,711                (35,427)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   225,406                260,309
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      228,817                225,188
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               264,077                203,061
Cost of units redeemed                                                (236,434)              (128,127)
Account charges                                                         (6,509)                (5,002)
                                                            ------------------     ------------------
Increase (decrease)                                                     21,134                 69,932
                                                            ------------------     ------------------
Net increase (decrease)                                                249,951                295,120
Net assets, beginning                                                  798,527                503,407
                                                            ------------------     ------------------
Net assets, ending                                          $        1,048,478     $          798,527
                                                            ==================     ==================
Units sold                                                              40,531                 60,027
Units redeemed                                                         (39,934)               (41,330)
                                                            ------------------     ------------------
Net increase (decrease)                                                    597                 18,697
Units outstanding, beginning                                           145,410                126,713
                                                            ------------------     ------------------
Units outstanding, ending                                              146,007                145,410
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  18,267,032
Cost of units redeemed                                                                    (15,236,708)
Account charges                                                                              (128,734)
Net investment income (loss)                                                                  (87,814)
Net realized gain (loss)                                                                   (3,334,437)
Realized gain distributions                                                                 1,282,125
Net change in unrealized appreciation (depreciation)                                          287,014
                                                                                        -------------
                                                                                        $   1,048,478
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.56           42     $      317            N/A          31.8%
12/31/2009        5.74           39            222            N/A          39.4%
12/31/2008        4.12           31            126            N/A         -39.5%
12/31/2007        6.80           89            608            N/A           3.8%
12/31/2006        6.56           28            183            N/A          10.2%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.03          104     $      732           1.30%         30.1%
12/31/2009        5.40          107            577           1.30%         37.6%
12/31/2008        3.93           96            377           1.30%        -40.3%
12/31/2007        6.57        1,943         12,771           1.30%          2.4%
12/31/2006        6.42           71            457           1.30%          8.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.3%
2009               1.0%
2008               1.1%
2007               0.0%
2006               0.2%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 921925202

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       22,968,021    $       21,665,896                1,904,479
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                (12,965)
                                    ------------------
Net assets                          $       22,955,056
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band A                              $        1,330,904               197,862     $               6.73
Band B                                      21,624,152             3,460,848                     6.25
                                    ------------------    ------------------
 Total                              $       22,955,056             3,658,710
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            752,363
Mortality & expense charges                                                                  (271,053)
                                                                                 --------------------
Net investment income (loss)                                                                  481,310
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      156,096
Realized gain distributions                                                                    36,573
Net change in unrealized appreciation (depreciation)                                          403,009
                                                                                 --------------------
Net gain (loss)                                                                               595,678
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,076,988
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*            12/31/2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         481,310     $           13,505
Net realized gain (loss)                                               156,096                 16,361
Realized gain distributions                                             36,573                      -
Net change in unrealized appreciation (depreciation)                   403,009                784,682
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,076,988                814,548
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             5,815,019             18,543,498
Cost of units redeemed                                              (4,227,609)            (2,608,014)
Account charges                                                       (200,689)              (115,535)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,386,721             15,819,949
                                                             -----------------     ------------------
Net increase (decrease)                                              2,463,709             16,634,497
Net assets, beginning                                               20,491,347              3,856,850
                                                             -----------------     ------------------
Net assets, ending                                           $      22,955,056     $       20,491,347
                                                             =================     ==================
Units sold                                                             983,627              3,248,139
Units redeemed                                                        (760,625)              (482,136)
                                                             -----------------     ------------------
Net increase (decrease)                                                223,002              2,766,003
Units outstanding, beginning                                         3,435,708                669,705
                                                             -----------------     ------------------
Units outstanding, ending                                            3,658,710              3,435,708
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  29,372,664
Cost of units redeemed                                                                     (8,198,211)
Account charges                                                                              (359,607)
Net investment income (loss)                                                                  611,268
Net realized gain (loss)                                                                      190,244
Realized gain distributions                                                                    36,573
Net change in unrealized appreciation(depreciation)                                         1,302,125
                                                                                        -------------
                                                                                        $  22,955,056
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.73          198     $    1,331            N/A           6.5%
12/31/2009        6.32          190          1,201            N/A           5.9%
12/31/2008        5.96          181          1,082            N/A           5.2%
12/31/2007        5.67           76            431            N/A           7.0%
12/31/2006        5.30           54            284            N/A           4.2%

                                     BAND B

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.25        3,461     $   21,624          1.30%           5.1%
12/31/2009        5.94        3,245         19,290          1.30%           4.6%
12/31/2008        5.68          488          2,775          1.30%           3.9%
12/31/2007        5.47          257          1,407          1.30%           5.6%
12/31/2006        5.18           77            399          1.30%           3.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               3.5%
2009               1.3%
2008               3.8%
2007               3.0%
2006               3.2%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:

MUTUAL FUND
-----------
The Alger Portfolios
AllianceBernstein Variable Products Series Fund, Inc.
American Century Variable Portfolios, Inc.
Calvert Variable Series, Inc.
Columbia Funds Variable Insurance Trust
Dreyfus Investment Portfolios
Dreyfus Variable Investment Fund
Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Freedom Funds
Franklin Templeton Variable Insurance Products Trust
Invesco (formerly AIM) Variable Insurance Funds
Janus Aspen Series
Neuberger Berman Advisers Management Trust
OneAmerica Funds, Inc.
Pioneer Variable Contracts Trust
Royce Capital Fund
T. Rowe Price Equity Series, Inc.
T. Rowe Price Fixed Income Series, Inc.
Timothy Plan Portfolio Variable Series
Vanguard Variable Insurance Fund

This annual report includes information related to investment subaccounts which are available for investment but for which there has been no investing or income and expense transactions through December 31, 2010 or for which investment income and expense transactions commenced or ended at various dates during 2010 and prior years.

For periods after offering of the subaccount but prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

Accumulation unit values and total returns for subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period less any contractual expense rates, if applicable.

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCUMULATION UNITS AND UNIT VALUES

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Based upon the contract issued, the Variable Account issues two bands of accumulation units. The table below illustrates the band of units issued by contract:

--------------------------------------------------
      BAND A*                       BAND B*
--------------------------------------------------
Select Point Variable          Star Point Variable
       Annuity                       Annuity
--------------------------------------------------
Direct Point Variable          Voyage Protector
       Annuity                 Variable Annuity
--------------------------------------------------

   * See footnote 2 for further information

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value per share
(NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Please refer to the Fair Value disclosure in the financial statements of the underlying funds for more information on valuation policies. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting basis.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Variable Account has the ability to access.

Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Variable Account subaccount's assets carried at fair value:

---------------------------------------------------------------------
                                                        INVESTMENTS
               VALUATION INPUTS                        IN SECURITIES
---------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                 $853,301,381
---------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                     $0
---------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                         $0
---------------------------------------------------------------------
 Total                                                  $853,301,381
---------------------------------------------------------------------

The investments in each subaccount are all classified as Level 1.

For the year ended December 31, 2010, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc. ("the Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) Portfolios. The Fund has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

Value                  0.50%             Investment Grade Bond           0.50%
Money Market           0.40%             Asset Director                  0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual fund.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Management of the Variable Account has reviewed all open tax years (2007-2010) and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2. ACCOUNT CHARGES

                                     BAND A
                                     ------

NO WITHDRAWAL CHARGE CONTRACT (DIRECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

WITHDRAWAL CHARGE CONTRACT (SELECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the variable account and (5) withdrawal charges ranging from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

2. ACCOUNT CHARGES (CONTINUED)

flexible premium contracts. A 12% free out provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense risk charges, are recorded as redemptions of units in the accompanying statement of changes in net assets. Total account charges for Band A during the periods ended December 31, 2010 and December 31, 2009 were $1,648,284 and $1,668,922, respectively.

                                     BAND B
                                     ------

WITHDRAWAL CHARGE CONTRACT (STAR POINT AND VOYAGE PROTECTOR): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.15% per year, (3) an annual contract fee of up to $50.00 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

The mortality and expense risk charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense risk charge reported on the statement of operations. Total mortality and expense risk charges and administrative fees for Band B during the periods ended December 31, 2010 and December 31, 2009 were $9,187,633 and $8,161,659, respectively. Other account charges are recorded as redemptions of units in the accompanying statement of changes in net assets. Total account charges for Band B during the periods ended December 31, 2010 and December 31, 2009 were $5,895,962 and $5,604,434, respectively.

3. INVESTMENT TRANSACTIONS

The proceeds from sales and cost of purchases of investments, excluding short term securities, for the year ended December 31, 2010, by each subaccount, are shown below:

FUND NAME                                                        SALES       PURCHASES
---------                                                        -----       ---------
Alger Large Cap Growth I-2 Class                          $    4,407,770   $   2,524,927
Alger Small Cap Growth I-2 Class                               7,486,813       4,618,828
AllianceBernstein VPS International Growth A Class               132,302         208,210
AllianceBernstein VPS International Value A Class              3,972,586       4,140,587
American Century VP Income & Growth I Class                    1,562,956       1,015,173
American Century VP International Investor Class               3,243,912       2,529,844
American Century VP Mid Cap Value Fund                           127,917         209,764

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                        SALES       PURCHASES
---------                                                        -----       ---------
American Century VP Ultra I Class                         $      151,815   $     173,748
American Century VP Vista I Class                                528,159         390,351
Calvert Social Mid Cap Growth A Class                          1,240,289       1,255,566
Columbia Federal Securities Fund VS A Class                    1,384,171       1,180,540
Columbia Small Cap Value Fund VS A Class                       7,169,077       4,635,709
Dreyfus Investment Port Technology Growth Svc Class              641,594         820,482
Dreyfus IP Small Cap Stock Investment Port Svc Class              69,812         137,108
Dreyfus V.I. Appreciation Service Class                           60,796          58,069
Fidelity VIP Asset Manager Portfolio Initial Class             3,128,684       1,841,685
Fidelity VIP Equity Income Initial Class                       3,862,264       2,612,922
Fidelity VIP Freedom 2005 Portfolio Initial Class                 92,675          69,096
Fidelity VIP Freedom 2010 Portfolio Initial Class                279,894         369,297
Fidelity VIP Freedom 2015 Portfolio Initial Class                633,955         892,560
Fidelity VIP Freedom 2020 Portfolio Initial Class                321,711         328,902
Fidelity VIP Freedom 2025 Portfolio Initial Class                163,638         205,710
Fidelity VIP Freedom 2030 Portfolio Initial Class                195,868         240,036
Fidelity VIP Freedom Income Portfolio Initial Class            1,207,789         784,965
Fidelity VIP Growth Initial Class                              4,084,586       3,063,123
Fidelity VIP High Income Initial Class                         9,568,713       8,973,274
Fidelity VIP II ContraFund Initial Class                      10,803,199       7,803,794
Fidelity VIP Index 500 Initial Class                          21,595,304      15,055,481
Fidelity VIP Mid Cap Portfolio Service 2 Class                 6,576,262       4,172,178
Fidelity VIP Overseas Initial Class                            3,001,901       2,239,525
Franklin Templeton Small Cap Value Securities                    291,944         492,414
Franklin Templeton VIP Founding Funds Allocation                 284,502         433,146
Franklin Templeton VIP Foreign Securities Fund                 8,839,298       8,258,018
Templeton Global Income Securities                             1,785,127       2,650,501
Invesco V.I. Core Equity Fund Series II Class                     55,612          62,332
Invesco V.I. Dynamics Fund Investor Class                        472,688         373,607
Invesco V.I. Financial Services Fund Investor Class              316,553         376,913
Invesco V.I. Global Health Care Fund Investor Class              662,759         525,610
Invesco V.I. Global Real Estate Fund Series I Class           10,598,321       7,673,823
Invesco V.I. High Yield Fund Series I Class                    9,992,001       8,172,906
Invesco V.I. International Growth Fund Series II Class         6,885,897       5,754,586
Invesco V.I. Utilities Fund Series I Class                     1,887,153       1,399,134
Janus Aspen Flexible Bond Portfolio Institutional Class       35,209,816      34,219,301
Janus Aspen Forty Portfolio Institutional Class                  573,438         412,370
Janus Aspen Overseas Service Class                               804,374       1,272,575

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                        SALES       PURCHASES
---------                                                        -----       ---------
Janus Aspen Perkins Mid Cap Value Port Svc Class          $      179,443   $     308,570
Janus Aspen Worldwide Portfolio Institutional Class            4,300,993       3,429,762
Neuberger Berman AMT Mid Cap Growth Port S Class                 179,388         302,757
Neuberger Berman AMT Regency Portfolio I Class                   883,964         646,217
Neuberger Berman AMT Small Cap Growth S Class                    180,607         116,144
Neuberger Berman Short Duration Bond Port I Class                957,197         877,127
OneAmerica Asset Director Portfolio O Class                   19,357,275      11,441,786
OneAmerica Investment Grade Bond Portfolio O Class            24,565,315      24,184,546
OneAmerica Value Portfolio O Class                            15,827,054       9,771,097
Pioneer Emerging Markets VCT I Class                           3,429,028       2,519,042
Pioneer Equity Income VCT Portfolio II Class                      36,005          37,135
Pioneer Fund VCT Portfolio I Class                            13,551,921       9,581,681
Pioneer Fund Growth Opportunities VCT                          1,977,888       1,085,999
Royce Capital Fund Small Cap Investor Class                      561,628         804,560
T. Rowe Price Blue Chip Growth Portfolio                       5,565,913       4,177,203
T. Rowe Price Equity Income Portfolio                          7,212,301       4,595,149
T. Rowe Price Limited Term Bond Portfolio                     20,656,300      23,699,402
T. Rowe Price Mid Cap Growth Portfolio                         6,538,507       4,271,498
Timothy Conservative Growth Variable                          13,695,341       9,694,561
Timothy Strategic Growth Variable                              7,273,629       5,671,846
Vanguard VIF Diversified Value                                 4,802,987       3,772,986
Vanguard VIF Mid Cap Index Portfolio                           9,341,342       6,710,965
Vanguard VIF Small Company Growth Portfolio                      716,336         729,156
Vanguard VIF Total Bond Market Index Portfolio                10,248,975      11,364,642
                                                           -------------   -------------
TOTAL:                                                     $ 357,147,808   $ 290,163,424
                                                           =============   =============

4. INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the risk of loss to be remote.

5. NEW ACCOUNTING STANDARD

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about purchases, sales,

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

5. NEW ACCOUNTING STANDARD (CONTINUED)

issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Variable Account did not own any Level 3 investments at December 31, 2010; therefore additional disclosure was not required.
ONEAMERICA FINANCIAL
PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2010, 2009 AND 2008

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of changes in shareholder's equity and comprehensive income, and of cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries (the "Company") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. /s/PricewaterhouseCooper LLP
March 18, 2011

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                              2010        (in millions)         2009
-----------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  Fixed maturities - available for sale, at fair value:
    (amortized cost: 2010 - $10,170.2; 2009 - $9,252.8)             $10,911.3                         $ 9,726.9
  Equity securities at fair value:
    (cost: 2010 - $58.5; 2009 - $89.8)                                   58.4                              93.5
  Mortgage loans                                                      1,537.8                           1,492.1
  Real estate, net                                                       50.3                              50.3
  Policy loans                                                          252.8                             244.2
  Short-term and other invested assets                                   28.7                              27.4
  Cash and cash equivalents                                             166.0                             207.8
-----------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                13,005.3                          11,842.2
Accrued investment income                                               140.8                             132.5
Reinsurance receivables                                               2,262.1                           2,156.3
Deferred acquisition costs                                              531.4                             560.6
Value of business acquired                                               69.1                              78.4
Property and equipment, net                                              51.5                              52.8
Insurance premiums in course of collection                               23.2                              22.9
Other assets                                                             91.1                              78.0
Assets held in separate accounts                                      8,184.1                           6,896.6
-----------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                    $24,358.6                         $21,820.3
=================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
  Policy reserves                                                   $12,030.1                         $11,142.4
  Other policyholder funds                                            1,154.3                           1,152.7
  Pending policyholder claims                                           229.8                             207.4
  Surplus notes and notes payable                                       275.0                             275.0
  Federal income taxes                                                  272.7                             187.8
  Other liabilities and accrued expenses                                283.8                             261.3
  Deferred gain on indemnity reinsurance                                 53.9                              58.1
  Liabilities related to separate accounts                            8,184.1                           6,896.6
-----------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                22,483.7                          20,181.3
=================================================================================================================
SHAREHOLDER'S EQUITY
  Common stock, no par value - authorized
    1,000 shares; issued and outstanding 100 shares                         -                                 -
  Retained earnings                                                   1,542.1                           1,420.2
  Accumulated other comprehensive income:
    Unrealized appreciation of securities, net of tax                   367.5                             244.1
    Benefit plans, net of tax                                           (34.7)                            (25.3)
-----------------------------------------------------------------------------------------------------------------
    TOTAL SHAREHOLDER'S EQUITY                                        1,874.9                           1,639.0
-----------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $24,358.6                         $21,820.3
=================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                 Year ended December 31
                                                                         -------------------------------------
(in millions)                                                                2010          2009          2008
--------------------------------------------------------------------------------------------------------------
REVENUES:
  Insurance premiums and other considerations                            $  408.6      $  380.3      $  342.9
  Policy and contract charges                                               181.3         168.8         181.0
  Net investment income                                                     693.1         638.5         584.2
  Realized investment gains and (losses);
    Other-than-temporary impairments on fixed maturity securities               -         (12.2)        (24.2)
    Other-than-temporary impairments on fixed maturity securities
      transferred to other comprehensive income                                 -           0.1             -
    Other realized investment gains                                          36.3          23.0           3.6
  Other income                                                               26.6          18.2          22.4
--------------------------------------------------------------------------------------------------------------
      TOTAL REVENUES                                                      1,345.9       1,216.7       1,109.9
==============================================================================================================
BENEFITS AND EXPENSES:
  Policy benefits                                                           412.7         358.0         369.0
  Interest expense on annuities and financial products                      328.6         314.2         265.7
  General operating expenses                                                214.5         210.8         194.8
  Commissions                                                                73.1          60.5          59.5
  Amortization                                                               91.8          81.3         117.6
  Dividends to policyholders                                                 27.7          26.6          29.1
  Interest expense on surplus notes and notes payable                        19.8          19.8          19.8
--------------------------------------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                                         1,168.2       1,071.2       1,055.5
==============================================================================================================
Income before income tax expense                                            177.7         145.5          54.4
Income tax expense                                                           55.8          42.8          14.9
--------------------------------------------------------------------------------------------------------------
      NET INCOME                                                         $  121.9      $  102.7      $   39.5
==============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                           ACCUMULATED OTHER
                                                                      COMPREHENSIVE INCOME (LOSS)
                                                                      ---------------------------
                                                                        UNREALIZED
                                                                       APPRECIATION/
                                                                      (DEPRECIATION)    BENEFIT
                                             COMMON      RETAINED     OF SECURITIES,     PLANS,
(in millions)                                STOCK       EARNINGS       NET OF TAX     NET OF TAX       TOTAL
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                    $-        $1,278.0        $  54.5         $(11.7)      $1,320.8
Comprehensive income:
  Net income                                    -            39.5              -              -           39.5
  Other comprehensive income (loss)             -               -         (288.3)         (29.7)        (318.0)
                                                                                                      ---------
Total comprehensive income (loss)                                                                       (278.5)
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2008                     -         1,317.5         (233.8)         (41.4)       1,042.3
Comprehensive income:
  Net income                                    -           102.7              -              -          102.7
  Other comprehensive income                    -               -          477.9           16.1          494.0
                                                                                                      ---------
Total comprehensive income                                                                               596.7
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2009                     -         1,420.2          244.1          (25.3)       1,639.0
Comprehensive income:
  Net income                                    -           121.9              -              -          121.9
  Other comprehensive income                    -               -          123.4           (9.4)         114.0
                                                                                                      ---------
Total comprehensive income                                                                               235.9
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2010                    $-        $1,542.1        $ 367.5         $(34.7)      $1,874.9
===============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                             Year ended December 31
                                                                    ----------------------------------------
(in millions)                                                            2010           2009           2008
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                          $   121.9      $   102.7      $    39.5
Adjustments to reconcile net income to net cash:
   Amortization                                                          91.8           81.3          117.6
   Depreciation                                                          12.3           12.8           14.1
   Deferred taxes                                                        15.9            9.6           (5.9)
   Realized investment (gains) losses, net                              (36.3)         (10.9)          20.6
   Policy acquisition costs capitalized                                (117.5)         (93.9)         (86.3)
   Interest credited to deposit liabilities                             301.6          286.7          254.2
   Fees charged to deposit liabilities                                  (81.4)         (80.1)         (81.4)
   Amortization and accrual of investment income                        (11.0)          (5.2)          (7.3)
   Increase in insurance liabilities                                    170.6           22.8          139.8
   Increase in other assets                                            (124.3)         (77.3)        (117.6)
   Increase (decrease) in other liabilities                              (2.8)          23.0           16.8
------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                               340.8          271.5          304.1
============================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
 Purchases:
   Fixed maturities, available-for-sale                              (2,069.1)      (1,704.8)      (1,911.0)
   Equity securities                                                     (4.4)         (19.7)         (67.9)
   Mortgage loans                                                      (212.9)        (214.8)        (181.8)
   Real estate                                                           (4.9)          (1.6)          (3.1)
   Short-term and other invested assets                                 (66.2)         (36.7)          (5.8)
 Proceeds from sales, calls or maturities:
   Fixed maturities, available-for-sale                               1,191.9          856.5          798.3
   Equity securities                                                     42.1           30.8            2.4
   Mortgage loans                                                       168.3          139.5          156.7
   Real estate                                                            0.4              -            4.0
   Short-term and other invested assets                                  64.4           22.2            9.6
 Acquisition, net of cash acquired                                      (13.1)             -              -
------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                  (903.5)        (928.6)      (1,198.6)
============================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
   Deposits to insurance liabilities                                  2,637.1        2,517.0        3,039.8
   Withdrawals from insurance liabilities                            (2,107.6)      (1,883.5)      (2,047.7)
   Other                                                                 (8.6)         (10.0)          (8.9)
------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                               520.9          623.5          983.2
============================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                    (41.8)         (33.6)          88.7
============================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                             207.8          241.4          152.7
============================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                               $   166.0      $   207.8      $   241.4
============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

     OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
     (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
     Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML), R.E. Moulton, Inc (Moulton) and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

     The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

     o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

     o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

     o Employee Benefits Operations offers traditional and voluntary group life and disability and medical stop loss products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.   SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS

     Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains and losses". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement. The mortgage loan allowance is $1.5 million and $2.4 million at December 31, 2010 and 2009, respectively.

     Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $58.3 million and $55.6 million at December 31, 2010 and 2009, respectively. Depreciation expense for investment in real estate amounted to $3.3 million, $3.0 million and $2.8 million for 2010, 2009, and 2008, respectively.

     Policy loans are carried at their unpaid balance not to exceed cash surrender value of the related policies. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

     Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include
     1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. Beginning April 1, 2009, for fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. Equity securities and, prior to April 1, 2009, fixed maturity securities were considered impaired, and their cost basis was written down to fair value through earnings, when management did not expect to recover the amortized cost, or if the Company could not demonstrate its intent and ability to hold the investment to full recovery.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

     o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

     o For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

     o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

     o For miscellaneous group life and health policies, over the premium rate guarantee period.

     For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

     A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2015 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

     Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-Other Comprehensive Income
     (Loss), Note 6-Deferred Policy Acquisition Cost, and Note 7-Valuation of Business Acquired. The valuation adjustment for certain products is limited based on the original capitalized amount.

     Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     PROPERTY AND EQUIPMENT

     Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $126.7 million and $118.8 million as of December 31, 2010 and 2009, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2010, 2009 and 2008 was $9.0 million, $9.8 million and $11.3 million, respectively.

     ASSETS HELD IN SEPARATE ACCOUNTS

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

     PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

     The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

     INVESTMENT INCOME

     Investment income is recognized as earned, net of related investment expenses.

     RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

     Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract.
     Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     REINSURANCE

     The Company reinsurers certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of operations. Refer to Note 11 - Reinsurance for further details.

     POLICYHOLDERS' DIVIDENDS

     Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

     CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

     The Company's liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits are embedded derivatives (refer to Note 15-Fair Value). The Company is no longer writing these benefits. The reserves for these benefits are carried at fair value with changes in fair value included in policy benefits.

     The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,316.9 million and $1,255.5 million at December 31, 2010 and 2009, respectively.

                                                         AS OF DECEMBER 31,
                                                     -------------------------
(in millions)                                            2010            2009
------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
  Total account value                                $1,316.9        $1,255.5
  Net amount at risk (1)                                 52.4           116.5
  GAAP reserve                                            1.0             1.1

Guaranteed Minimum Income Benefit
  Total account value                                $  283.8        $  289.7
  GAAP reserve                                           18.5            15.4

Guaranteed Minimum Accumulated Benefit
  Total account value                                $   17.6        $   19.9
  GAAP reserve                                            0.3             0.4

Guaranteed Minimum Withdrawal Benefit
  Total account value                                $  159.6        $  152.5
  GAAP reserve                                           (0.3)           (1.2)
==============================================================================

(1) Represents the amount of death benefit in  excess of the account value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $3.6 million, $4.4 million and $8.8 million for 2010, 2009 and 2008, respectively. Amounts amortized totaled $3.6 million, $6.3 million and $3.3 million for 2010, 2009 and 2008, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $29.8 million at December 31, 2010 and 2009.

     INCOME TAXES

     The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

     Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. As of December 31, 2010 and 2009, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

     COMPREHENSIVE INCOME

     Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in pension liability.

     RECLASSIFICATION

     Certain 2009 and 2008 financial statement balances have been reclassified to conform to the 2010 presentation.

     DERIVATIVES

     Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives. At December 31, 2010 and 2009, the Company did not hold any freestanding derivative instruments or hedges. The Company's GMAB, GMWB and a small block of GMIB benefits are considered embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-Fair Values for additional information.

     GOODWILL AND OTHER INTANGIBLE ASSETS

     The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance as revised April 2009. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed this test during 2010 and 2009 and determined the carrying value of goodwill was not impaired.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $23.4 million and $17.3 million at December 31, 2010 and 2009, respectively.

     The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

     RECENT ACCOUNTING PRONOUNCEMENTS

     In October 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts. A company may defer incremental direct costs of contract acquisition that are related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This change is effective for fiscal years beginning after December 15, 2011. The Company will adopt this guidance effective January 1, 2012. The Company is currently assessing the impact of the guidance on the Company's consolidated financial statements.

     In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures are effective for non-public companies in 2011. The Company will provide these required disclosures for the reporting period ending December 31, 2011.

     In April 2010, the FASB issued authoritative guidance clarifying that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for annual reporting for periods after December 15, 2010. The Company's adoption of this guidance effective January 1, 2011 is not expected to have a material effect on the Company's consolidated financial statements.

     In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward for Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for the reporting periods after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The required disclosures are provided in Note 15-Fair Value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     In August 2009, the FASB issued updated guidance for the fair value measurement of liabilities. This guidance provides clarification on how to measure fair value in circumstances in which a quoted price in an active market for the identical liability is not available. This guidance also clarifies that restrictions preventing the transfer of a liability should not be considered as a separate input or adjustment in the measurement of fair value. The Company adopted this guidance effective with the annual reporting period ended December 31, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

     In June 2009, the FASB issued "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles", which established the FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting principles in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates. Accounting Standards Updates will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Codification was effective for financial statements issued for the interim and annual periods ending after September 15, 2009. Other than the manner in which new accounting guidance is referenced, the adoption of Codification had no impact on the Company's consolidated financial statements.

     In May 2009, the FASB issued authoritative guidance that established standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In particular, the guidance sets forth: (i) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements; (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements; and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The requirements of the guidance are applied on a prospective basis to interim or annual financial periods ending after June 15, 2009. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

     In April 2009, the FASB revised the authoritative guidance for the recognition and presentation of other-than-temporary impairments of debt securities. This new guidance is effective for reporting periods ending after June 15, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements. Refer to Note 4-Investments for additional detail.

     In January 2009, the FASB issued new authoritative guidance that revised other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of the original guidance. This new guidance is effective for reporting periods ending after December 15, 2008. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

     In December 2008, the FASB revised the authoritative guidance for employers' disclosures about postretirement benefit plan assets. This new guidance requires additional disclosures about the components of plan assets, investment strategies, significant concentrations of risk, and the fair value measurement of plan assets. The Company adopted this guidance effective December 31, 2009. Refer to Note 9-Benefit Plans for additional detail.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.   ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

     On July 1, 2010, OneAmerica acquired 100 percent of McCready and Keene, Inc., a nationally recognized actuarial and employee benefits firm specializing in the design, installation and administration of retirement plans, for $15.3 million in cash. The transaction resulted in VOBA of $9.0 million and goodwill of $6.1 million. Refer to Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

     In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Refer to
     Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

     On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,716.6 million at December 31, 2010.

     As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.2 million, $4.2 million and $5.2 million of deferred gain amortization in 2010, 2009 and 2008, respectively. The deferred gain balance was $53.9 million and $58.1 million at December 31, 2010 and 2009, respectively.

4.   INVESTMENTS

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                  DECEMBER 31, 2010
-----------------------------------------------------------------------------------
                                                  GROSS UNREALIZED
DESCRIPTION OF SECURITIES         AMORTIZED      ------------------        FAIR
(in millions)                       COST          GAINS      LOSSES        VALUE
-----------------------------------------------------------------------------------
Available-for-sale:
  US government & agencies        $    35.2      $  0.9       $ 0.3      $    35.8
  State & local government            374.3         4.8         9.7          369.4
  Foreign government                   32.5         4.4           -           36.9
  Corporate - public                6,113.0       480.3        30.5        6,562.8
  Corporate - private               1,690.4       154.9         5.2        1,840.1
  Residential mortgage-backed       1,235.1       107.6         1.7        1,341.0
  Commercial mortgage-backed          522.9        27.6         3.4          547.1
  Other asset backed                  166.8        12.0         0.6          178.2
-----------------------------------------------------------------------------------
    Total fixed maturities         10,170.2       792.5        51.4       10,911.3
Equity securities                      58.5         0.7         0.8           58.4
-----------------------------------------------------------------------------------
    Total                         $10,228.7      $793.2       $52.2      $10,969.7
===================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

                                                 December 31, 2009
---------------------------------------------------------------------------------
                                                 Gross Unrealized
Description of Securities        Amortized      ------------------        Fair
(in millions)                      Cost          Gains      Losses        Value
---------------------------------------------------------------------------------
Available-for-sale:
US government & agencies         $   35.4       $  0.7       $ 1.2      $   34.9
State & local government            207.8          5.0         4.8         208.0
Foreign government                   38.3          2.6           -          40.9
Corporate - public                5,529.0        325.9        44.4       5,810.5
Corporate - private               1,677.2        110.7         5.3       1,782.6
Residential mortgage-backed       1,268.2         72.5         0.2       1,340.5
Commercial mortgage-backed          350.3          8.7         4.5         354.5
Other asset backed                  146.6          8.8         0.4         155.0
---------------------------------------------------------------------------------
   Total fixed maturities         9,252.8        534.9        60.8       9,726.9
Equity securities                    89.8          6.2         2.5          93.5
---------------------------------------------------------------------------------
   Total                         $9,342.6       $541.1       $63.3      $9,820.4
=================================================================================

The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2010:

-----------------------------------------------------------------------------------------------------------------------
                                 LESS THAN 12 MONTHS             12 MONTHS OR MORE                  TOTAL
                               -----------------------        -----------------------        --------------------------
DESCRIPTION OF SECURITIES        FAIR       UNREALIZED        FAIR         UNREALIZED          FAIR          UNREALIZED
(in millions)                    VALUE        LOSSES          VALUE          LOSSES            VALUE           LOSSES
-----------------------------------------------------------------------------------------------------------------------
US government & agencies       $    7.7        $ 0.1          $ 0.2           $0.2           $    7.9           $ 0.3
State & local government          209.7          8.5            5.8            1.2              215.5             9.7
Corporate - public                745.7         24.6           73.5            5.9              819.2            30.5
Corporate - private               115.3          4.5            8.3            0.7              123.6             5.2
Residential mortgage-backed        31.0          1.7            3.4              -               34.4             1.7
Commercial mortgage-backed         87.1          3.4              -              -               87.1             3.4
Other asset backed                 21.4          0.6            2.2              -               23.6             0.6
-----------------------------------------------------------------------------------------------------------------------
                               $1,217.9        $43.4          $93.4           $8.0           $1,311.3           $51.4
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
     2009:

-----------------------------------------------------------------------------------------------------------------
                                 Less Than 12 Months             12 Months or More                   Total
                               -----------------------        -----------------------    ------------------------
Description of Securities       Fair       Unrealized          Fair       Unrealized       Fair       Unrealized
(in millions)                   Value        Losses            Value        Losses         Value        Losses
-----------------------------------------------------------------------------------------------------------------
US government & agencies       $ 23.2         $ 1.0           $  0.2         $ 0.2       $   23.4        $ 1.2
State & local government         81.1           2.9             17.3           1.9           98.4          4.8
Foreign government                7.4             -                -             -            7.4            -
Corporate - public              342.1           6.3            467.4          38.1          809.5         44.4
Corporate - private              72.2           1.2             54.2           4.1          126.4          5.3
Residential mortgage-backed      14.9           0.1              5.2           0.1           20.1          0.2
Commercial mortgage-backed       46.8           0.8             77.7           3.7          124.5          4.5
Other asset backed                  -             -              2.3           0.4            2.3          0.4
-----------------------------------------------------------------------------------------------------------------
                               $587.7         $12.3           $ 624.3        $48.5       $1,212.0        $60.8
=================================================================================================================

     OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     CORPORATE SECURITIES. In 2010, the $35.7 million of gross unrealized losses is comprised of $30.2 million related to investment grade securities and $5.5 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes. Approximately $2.7 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There were no individual issuers with gross unrealized losses greater than $2.5 million.

     In 2009, the $49.7 million of gross unrealized losses is comprised of $39.7 million related to investment grade securities and $10.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There were no individual issuers with gross unrealized losses greater than $2.8 million.

     The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. All of the Company's investments in commercial mortgage-backed securities are in senior classes of the transactions

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     and all are rated AAA by at least one Nationally Recognized Statistical Rating Organization as of December 31, 2010. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     Gross Unrealized Loss Positions for Marketable Equity Securities:

-------------------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS     12 MONTHS OR MORE          TOTAL
                                -------------------     ------------------    -------------------
DESCRIPTION OF SECURITIES         FAIR   UNREALIZED      FAIR   UNREALIZED     FAIR    UNREALIZED
(in millions)                    VALUE     LOSSES       VALUE     LOSSES      VALUE      LOSSES
-------------------------------------------------------------------------------------------------
December 31, 2010                $2.5       $0.2        $ 4.0      $0.6       $ 6.5       $0.8
December 31, 2009                $0.3       $  -        $16.5      $2.5       $16.8       $2.5
=================================================================================================

     MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $0.8 million and $2.5 million as of December 31, 2010 and 2009, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities at December 31, 2010, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                         AVAILABLE-FOR-SALE
                                                    ----------------------------
(in millions)                                       AMORTIZED COST    FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                $   434.4       $   444.5
Due after one year through five years                    2,583.4         2,785.9
Due after five years through 10 years                    3,155.2         3,431.4
Due after 10 years                                       2,072.4         2,183.2
--------------------------------------------------------------------------------
                                                         8,245.4         8,845.0
Mortgage-backed securities                               1,924.8         2,066.3
--------------------------------------------------------------------------------
                                                       $10,170.2       $10,911.3
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     Net investment income for the years ended December 31, consisted of the following:

(in millions)                                                                2010        2009        2008
---------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                  $582.5      $535.1      $461.1
Equity securities                                                             1.6         2.4         5.7
Mortgage loans                                                              100.3        94.4        97.9
Real estate                                                                  15.8        18.1        19.0
Policy loans                                                                 15.2        15.2        13.8
Other                                                                         6.5         6.5        15.5
---------------------------------------------------------------------------------------------------------
Gross investment income                                                     721.9       671.7       613.0
Investment expenses                                                          28.8        33.2        28.8
---------------------------------------------------------------------------------------------------------
Net investment income                                                      $693.1      $638.5      $584.2
=========================================================================================================

     Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)                                                                2010        2009        2008
----------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities                  $765.4      $516.9     $ 296.8
Gross realized gains on the sale of fixed maturities                         30.6        32.4         5.1
Gross realized losses on sale of fixed maturities                            (1.4)       (5.6)       (2.0)
Change in unrealized appreciation (depreciation)                            267.0       926.2      (530.7)
==========================================================================================================

     The Company does not accrue income on non-income producing investments. The Company had one non-income producing fixed maturity investment at December 31, 2010 with no book value. At December 31, 2009, the Company held four non-income producing fixed maturity investments with a total book value of $0.1 million.

     Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                              2010         2009         2008
----------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                 $29.2       $ 26.8       $  3.1
Equity securities                                                           6.4          4.2            -
Mortgage loan allowance, net                                                0.9         (2.4)           -
Other                                                                      (0.2)        (0.5)         0.7
Impairments in fixed maturitities                                             -        (12.2)       (24.2)
Impairments in equities                                                       -         (5.0)        (0.2)
----------------------------------------------------------------------------------------------------------
Realized investment gains (losses)                                        $36.3       $ 10.9       $(20.6)
==========================================================================================================

     The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2010, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Indiana where approximately 29 percent of the portfolio was invested. A total of 35 percent of the mortgage loans have been issued on retail and industrial properties in both 2010 and 2009. These loans are primarily backed by long-term leases or guaranteed by credit tenants.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     The Company had outstanding mortgage loan commitments of approximately $74.5 million and $53.6 million at December 31, 2010 and 2009, respectively.

     The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment is $15.2 million as of December 31, 2010. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5.   OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss), at December 31, consisted of the following:

(in millions)                                                            2010            2009          2008
------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
   Fixed maturity securities                                          $ 741.1         $ 474.1       $(452.1)
   Equity securities                                                     (0.1)            3.7         (11.9)
Valuation adjustment                                                   (175.5)         (102.3)        104.3
Deferred taxes                                                         (198.0)         (131.4)        125.9
------------------------------------------------------------------------------------------------------------
Total unrealized appreciation (depreciation), net of tax                367.5           244.1        (233.8)
Benefit plans, net of tax                                               (34.7)          (25.3)        (41.4)
------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss)                         $ 332.8         $ 218.8       $(275.2)
============================================================================================================

     The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                            2010           2009           2008
------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability,
  net of tax-2010, $5.1; 2009, $(8.7); 2008, $16.0                     $ (9.4)        $ 16.1        $ (29.7)
Unrealized appreciation (depreciation) on securities,
  net of tax-2010, ($66.6) 2009, ($257.3); 2008, $155.5                 140.3          492.8         (286.3)
Reclassification adjustment for gains (losses) included in net income,
  net of tax-2010, $9.1; 2009, $8.1; 2008, $1.1                         (16.9)         (14.9)          (2.0)
------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax                          $114.0         $494.0        $(318.0)
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6.   DEFERRED POLICY ACQUISITION COSTS

     The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                                           2010           2009            2008
------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                           $ 653.1         $636.6         $ 658.3
Capitalization of deferred acquisition costs                           117.5           93.9            86.3
Amortization of deferred acquisition costs                             (82.4)         (77.4)         (108.0)
------------------------------------------------------------------------------------------------------------
  Subtotal                                                             688.2          653.1           636.6
Valuation adjustment                                                  (156.8)         (92.5)           79.2
------------------------------------------------------------------------------------------------------------
Balance, end of year                                                 $ 531.4         $560.6         $ 715.8
============================================================================================================

7.   VALUATION OF BUSINESS ACQUIRED

     The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                                           2010           2009            2008
------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                            $ 88.5         $ 92.4          $102.0
Acquisitions                                                             9.0              -               -
Amortization                                                            (9.4)          (3.9)           (9.6)
------------------------------------------------------------------------------------------------------------
 Subtotal                                                               88.1           88.5            92.4
Valuation adjustment                                                   (19.0)         (10.1)           25.4
------------------------------------------------------------------------------------------------------------
Balance, end of year                                                  $ 69.1         $ 78.4          $117.8
============================================================================================================

     The 2009 amortization was lower than 2010 due to an interest margin adjustment.

     The average expected life of VOBA varies by product, and is 24 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

     The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                                                    VOBA
(in millions)                                                                                   AMORTIZATION
------------------------------------------------------------------------------------------------------------
2011                                                                                                $ 6.2
2012                                                                                                  6.1
2013                                                                                                  5.8
2014                                                                                                  5.6
2015                                                                                                  5.4
2016 and thereafter                                                                                  59.0
------------------------------------------------------------------------------------------------------------
Total                                                                                               $88.1
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.   INSURANCE LIABILITIES

     Insurance liabilities consisted of the following:

-----------------------------------------------------------------------------------------------------------------
                                                           MORTALITY OR
                                         WITHDRAWAL         MORBIDITY     INTEREST RATE         DECEMBER 31,
(in millions)                            ASSUMPTION         ASSUMPTION     ASSUMPTION          2010          2009
-----------------------------------------------------------------------------------------------------------------
Future policy benefits:
    Participating whole life contracts       N/A            COMPANY       2.25% TO 6.0%   $ 1,090.3     $ 1,036.5
                                                           EXPERIENCE
    Universal life-type contracts            N/A               N/A           N/A            2,112.8       1,949.9
    Other individual life contracts       COMPANY           COMPANY       2.25% TO 6.0%       969.2         939.3
                                         EXPERIENCE        EXPERIENCE
    Accident and health                      N/A            COMPANY          N/A              847.4         761.3
                                                           EXPERIENCE
    Annuity products                         N/A               N/A           N/A            6,614.7       6,062.0
    Group life and health                    N/A               N/A           N/A              395.7         393.4
Other policyholder funds                     N/A               N/A           N/A              252.1         266.8
Funding agreements*                          N/A               N/A           N/A              902.2         885.9
Pending policyholder claims                  N/A               N/A           N/A              229.8         207.4
-----------------------------------------------------------------------------------------------------------------
    Total insurance liabilities                                                           $13,414.2     $12,502.5
=================================================================================================================

     * Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

     Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

     Participating life insurance policies, for which dividends are expected to be paid, represent approximately 28.3 percent and 26.6 percent of the total individual life insurance in force at both December 31, 2010 and 2009, respectively. These participating policies represented 33.3 percent and 34.2 percent of statutory life net premium income for 2010 and 2009, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9.   BENEFIT PLANS

     The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

     The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2010 and 2009.

     The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

     Obligations and Funded Status:

                                                              PENSION BENEFITS               OTHER BENEFITS
                                                            --------------------         ----------------------
(in millions)                                                 2010          2009           2010           2009
---------------------------------------------------------------------------------------------------------------
Employer contributions                                      $  6.0         $13.0         $  1.9         $  1.7
Employee contributions                                           -             -            1.2            1.1
Benefit payments                                               3.3           3.0            3.1            2.7
Funded status (deficit)                                      (22.7)         (9.4)         (44.5)         (40.3)
===============================================================================================================

     Amounts recognized in the balance sheet:

                                                              PENSION BENEFITS               OTHER BENEFITS
                                                            --------------------         ----------------------
(in millions)                                                 2010          2009           2010           2009
---------------------------------------------------------------------------------------------------------------
Accrued benefit obligation                                  $(22.7)        $(9.4)        $(44.5)        $(40.3)
---------------------------------------------------------------------------------------------------------------
  Net amount recognized                                     $(22.7)        $(9.4)        $(44.5)        $(40.3)
===============================================================================================================

     Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                                $61.2          $48.9           $(3.9)        $(5.3)
Net prior service costs (benefits)                           (0.8)          (0.9)              -          (0.2)
Net transition obligation                                    (2.9)          (3.6)              -             -
---------------------------------------------------------------------------------------------------------------
  Net amount recognized                                     $57.5          $44.4           $(3.9)        $(5.5)
===============================================================================================================

     The following table represents plan assets and obligations for the defined benefit plan:

                                                                                             DECEMBER 31,
                                                                                       ------------------------
(in millions)                                                                            2010              2009
---------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                           $168.5            $135.9
Accumulated benefit obligation                                                          146.2             116.3
Fair value of plan assets                                                               145.8             126.5
===============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     The following table represents net periodic pension and other benefit costs expense:

                                                               PENSION BENEFITS                 OTHER BENEFITS
                                                          --------------------------      --------------------------
(in millions)                                              2010       2009       2008     2010      2009       2008
-------------------------------------------------------------------------------------     --------------------------
Net periodic benefit cost                                 $ 6.2     $ 11.3      $ 2.7     $2.8     $ 3.2      $ 3.0
Amounts recognized in other comprehensive income:
 Net actuarial (gains) losses                              12.3      (25.2)      48.9      1.4      (0.7)      (4.3)
 Net prior service costs (benefits)                         0.1        0.2        0.1      0.2       0.2        0.3
 Net transition obligation                                  0.7        0.7        0.7        -         -          -
--------------------------------------------------------------------------------------------------------------------
 Total recognized in other comprehensive income            13.1      (24.3)      49.7      1.6      (0.5)      (4.0)
--------------------------------------------------------------------------------------------------------------------
Total recognized net periodic pension costs
 and other comprehensive income                           $19.3     $(13.0)     $52.4     $4.4     $ 2.7      $(1.0)
====================================================================================================================

     Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $3.4 million, ($0.1) million and ($0.7) million, respectively.

     Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                PENSION BENEFITS                 OTHER BENEFITS
                                                          ----------------------------    ----------------------------
                                                              2010            2009            2010               2009
----------------------------------------------------------------------------------------------------------------------
Discount rate                                                 5.80%           6.65%           5.80%              6.65%
Rate of compensation increase                                 4.25%           4.25%           4.25%              4.25%
======================================================================================================================

     Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                              PENSION BENEFITS                    OTHER BENEFITS
                                                          ---------------------------      ----------------------------
                                                          2010       2009       2008       2010       2009       2008
-----------------------------------------------------------------------------------------------------------------------
Discount rate                                             6.65%      6.40%      6.50%      6.65%      6.40%      6.50%
Expected long-term return on plan assets                  8.50%      8.50%      8.75%         -          -          -
Rate of compensation increase                             4.25%      4.00%      4.00%      4.25%      4.00%      4.00%
=======================================================================================================================

     The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

     Assumed health care trend rates at December 31:

                                                                                              2010                2009
-----------------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                  8.50%               9.00%
Rate to which the cost trend rate is assumed to decline                                       5.00%               5.00%
Year that the rate reaches the ultimate trend rate                                             2018                2018
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     PLAN ASSETS

     The actual pension plan weighted-average asset allocations, by asset category, are 70 and 68 percent for equity securities and 30 and 32 percent for debt securities at December 31, 2010 and 2009, respectively.

     The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

     Fair Value Measurements at December 31, 2010:

(in millions)                                            LEVEL 1            LEVEL 2              LEVEL 3
--------------------------------------------------------------------------------------------------------
Equity separate account investment options                 $-                $102.2                $-
Fixed separate account investment options                   -                  22.0                 -
Fixed interest investment option                            -                  21.6                 -
--------------------------------------------------------------------------------------------------------
Total                                                      $-                $145.8                $-
========================================================================================================

     The pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. The fixed interest investment is held in the general account of AUL. Refer to Note 15-Fair Value for additional discussion regarding the levels of the fair value hierarchy.

     CONTRIBUTIONS

     The Company expects to contribute $6.0 million to its pension plan and $2.3 million to its other postretirement benefit plans in 2011.

     ESTIMATED FUTURE BENEFIT PAYMENTS

     The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)                                                            PENSION BENEFITS      OTHER BENEFITS
---------------------------------------------------------------------------------------------------------------
2011                                                                           $ 4.1                $ 2.3
2012                                                                             4.8                  3.0
2013                                                                             5.3                  3.1
2014                                                                             5.9                  3.2
2015                                                                             6.7                  3.3
Years 2016-2020                                                                 45.2                 18.1
===============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

     The Company sponsors a defined contribution savings plan for employees. The Company match is 50 percent of employee contributions up to 7.0 percent of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $3.0 million, $2.5 million and $2.4 million in 2010, 2009 and 2008, respectively.

     The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.0 million, $1.0 million and $1.2 million in 2010, 2009 and 2008, respectively.

     The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $5.2 million, $5.4 million and $2.8 million for 2010, 2009 and 2008, respectively.

10.  FEDERAL INCOME TAXES

     The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

     The federal income tax expense, for the years ended December 31, was as follows:

(in millions)                                                           2010         2009         2008
-------------------------------------------------------------------------------------------------------
Current                                                                $39.9        $33.2        $20.8
Deferred                                                                15.9          9.6         (5.9)
-------------------------------------------------------------------------------------------------------
  Income tax expense                                                   $55.8        $42.8        $14.9
=======================================================================================================

     A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)                                                           2010         2009         2008
-------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                             $62.2        $50.9        $19.0
  Tax preferenced investment income                                     (6.3)        (7.8)        (4.0)
  Credits available to offset tax                                       (0.3)        (0.7)        (0.6)
  Other                                                                  0.2          0.4          0.5
-------------------------------------------------------------------------------------------------------
  Income tax expense                                                   $55.8        $42.8        $14.9
=======================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10.  FEDERAL INCOME TAXES, CONTINUED

     The federal income tax liability for the years ended December 31, were as follows:

(in millions)                                                                       2010           2009
-------------------------------------------------------------------------------------------------------
Current                                                                           $  7.1         $  2.7
Deferred                                                                           265.6          185.1
-------------------------------------------------------------------------------------------------------
  Total federal income tax liability                                              $272.7         $187.8
=======================================================================================================

   The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                                       2010           2009
-------------------------------------------------------------------------------------------------------
Deferred tax assets
 Insurance liabilities                                                            $113.9         $118.4
 Deferred gain on indemnity reinsurance                                             18.9           20.3
 Employee benefit plans                                                             31.5           25.1
 Other                                                                              11.5           14.6
-------------------------------------------------------------------------------------------------------
    Total deferred tax assets                                                      175.8          178.4
=======================================================================================================
Deferred tax liabilities
 Deferred policy acquisition costs & value of business acquired                    220.2          216.0
 Investments                                                                        11.6            5.0
 Fixed assets and software                                                           9.5           10.2
 Unrealized appreciation                                                           198.0          131.4
 Other                                                                               2.1            0.9
-------------------------------------------------------------------------------------------------------
    Total deferred tax liabilities                                                 441.4          363.5
-------------------------------------------------------------------------------------------------------
  Total net deferred tax liability                                                $265.6         $185.1
=======================================================================================================

     Federal income taxes paid were $36.3 million and $26.1 million in 2010 and 2009, respectively. The Company has $6.0 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2027.

     If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon the best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

     Company has reviewed all open tax years for major tax jurisdictions and has concluded that there are no uncertain tax positions that would require a contingent liability to be recorded as of December 31, 2010. The Company is not aware of any tax position where it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2007 through 2010 remain open to examination.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11.  REINSURANCE

     The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

     Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)                                                         2010            2009            2008
-----------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 510.8         $ 481.7         $ 460.9
Reinsurance assumed                                                  352.2           368.9           387.3
Reinsurance ceded                                                   (454.4)         (470.3)         (505.3)
-----------------------------------------------------------------------------------------------------------
  Net premiums                                                       408.6           380.3           342.9
-----------------------------------------------------------------------------------------------------------
  Reinsurance recoveries                                           $ 394.7         $ 402.4         $ 430.8
===========================================================================================================

     The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 91 percent of the Company's December 31, 2010, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC and the Golden Rule transaction in 2005.

     The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The Company has recorded no significant additional net loss in 2010, 2009 nor 2008 related to the September 11th tragedy. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $53 million at December 31, 2010 compared to $65 million at December 31, 2009. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies.

12.  SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

     In September 2006, the Company enhanced its financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5% of outstanding borrowings. At December 31, 2010, the carrying value of the FHLBI common stock was $45.6 million. The carrying value of the FHLBI common stock approximates fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

    Funding Agreements associated with the FHLBI totaled $900.6 million and $884.3 million as of December 31, 2010 and 2009, respectively. The proceeds were used to purchase bonds with maturities that closely match the maturities of the Funding Agreements. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $902.2 million and $885.9 million at December 31, 2010 and 2009, respectively. The average interest rate on these Funding Agreements is 3.72% and range from 2.33% to 4.59%. Maturities for the Funding Agreements range from March 2011 to February 2019. Interest was paid in the amount of $34.3 million and $31.6 million in 2010 and 2009, respectively.

    The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,373.6 million and $1,326.8 million at December 31, 2010 and 2009, respectively and are included in fixed maturities and mortgages reported on the balance sheet.

    The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $49.0 million at December 31, 2010.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2010, 2009 and 2008.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2010, 2009 and 2008.

    Surplus Notes and Senior Notes:

(in millions)                                        2010                 2009
------------------------------------------------------------------------------
Senior notes, 7%, due 2033                         $200.0               $200.0
Surplus notes, 7.75%, due 2026                       75.0                 75.0
------------------------------------------------------------------------------
Total notes payable                                $275.0               $275.0
==============================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)                                                  2010         2009
---------------------------------------------------------------------------------
SAP surplus                                                $1,069.4     $1,000.6
Asset valuation reserve                                        86.9         70.2
Deferred policy acquisition costs                             688.2        653.1
Value of business acquired                                     79.1         88.1
Adjustments to policy reserves                               (168.7)      (175.9)
Interest maintenance reserves                                  34.6         24.5
Unrealized gain on invested assets, net                       367.5        244.1
Surplus notes                                                 (75.0)       (75.0)
Deferred gain on indemnity reinsurance                        (53.9)       (58.1)
Deferred income taxes                                        (126.4)      (114.7)
Other, net                                                    (26.8)       (17.9)
---------------------------------------------------------------------------------
GAAP equity                                                $1,874.9     $1,639.0
=================================================================================

A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)                                    2010         2009         2008
--------------------------------------------------------------------------------
SAP net income                                 $ 94.2       $ 89.9       $ 28.8
Deferred policy acquisition costs                35.1         16.5        (21.8)
Value of business acquired                       (9.0)        (3.6)        (9.2)
Adjustments to policy reserves                    8.0          6.2         37.9
Deferred income taxes                           (15.6)        (8.1)         6.8
Realized gains, net of tax                       16.9          4.9          1.2
Other, net                                       (7.7)        (3.1)        (4.2)
--------------------------------------------------------------------------------
GAAP net income                                $121.9       $102.7       $ 39.5
================================================================================

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.5 million at both December 31, 2010 and 2009.

State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2010, 2009, or 2008. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $106 million in 2011.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

    o Level 1 -- Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

    o Level 2 -- Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

    o Level 3 -- Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

    FIXED MATURITY SECURITIES -- are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from a number of independent pricing sources. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

    EQUITY SECURITIES -- consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

    SHORT-TERM AND OTHER INVESTED ASSETS -- the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value. Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

    CASH EQUIVALENTS -- include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1. The remaining cash equivalents are not traded in active markets however their fair values are based on market observable inputs and have been classified as Level 2.

    SEPARATE ACCOUNTS -- represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers.

    VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS -- are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    TRANSFERS

    Transfers in or out of Level 3 are illustrated at amortized cost at the beginning of the period.

    In 2010, the significance of non-observable inputs such as the liquidity adjustment factor was reevaluated by management and these inputs were determined to no longer result in Level 3 classification for certain private corporate debt securities as the market observability of the key inputs highlighted above has improved. Additionally, as a result of increased liquidity in the market and greater availability of market observable quoted prices from additional pricing sources, various state & local government, corporate-private and commercial mortgage-backed securities were reported in Level 2 in 2010 rather than Level 3 as in 2009.

    There were no significant transfers between Level 1 and Level 2.

    The balances of assets and liabilities measured at fair value, as of December 31, were as follows:

                                                                            DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------------------------
                                                  QUOTED PRICES IN     SIGNIFICANT        SIGNIFICANT           TOTAL
                                                   ACTIVE MARKETS      OBSERVABLE         UNOBSERVABLE           FAIR
(in millions)                                          LEVEL 1           LEVEL 2            LEVEL 3             VALUE
-----------------------------------------------------------------------------------------------------------------------
ASSETS
 US government & agencies                             $   28.3          $     7.5            $    -           $    35.8
 State & local government                                    -              369.4                 -               369.4
 Foreign government                                          -               36.9                 -                36.9
 Corporate-public                                            -            6,107.8             455.0             6,562.8
 Corporate-private                                           -            1,771.9              68.2             1,840.1
 Residential mortgage-backed                                 -            1,337.0               4.0             1,341.0
 Commercial mortgage-backed                                  -              532.2              14.9               547.1
 Other asset backed                                          -              173.6               4.6               178.2
-----------------------------------------------------------------------------------------------------------------------
    Subtotal - fixed maturities                       $   28.3          $10,336.3            $546.7           $10,911.3
 Equity securities                                         5.2                1.9              51.3                58.4
 Short-term & other invested assets                          -                2.4              26.3                28.7
 Cash equivalents                                        134.5               14.5                 -               149.0
 Separate account assets                               8,183.8                0.3                 -             8,184.1
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          $8,351.8          $10,355.4            $624.3           $19,331.5
=======================================================================================================================
LIABILITIES
  Variable annuity guarantee benefits                 $      -          $       -            $  3.3           $     3.3
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                     $      -          $       -            $  3.3           $     3.3
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

                                                                     December 31, 2009
-----------------------------------------------------------------------------------------------------------
                                              Quoted Prices in    Significant    Significant        Total
                                               Active Markets      Observable   Unobservable         Fair
(in millions)                                      Level 1           Level 2       Level 3          Value
-----------------------------------------------------------------------------------------------------------
Assets
 US government & agencies                         $   27.0          $    5.0      $    2.9        $    34.9
 State & local government                                               11.3         196.7            208.0
 Foreign government                                                     25.9          15.0             40.9
 Corporate-public                                                    5,307.2         503.3          5,810.5
 Corporate-private                                                      32.3       1,750.3          1,782.6
 Residential mortgage-backed                                         1,325.4          15.1          1,340.5
 Commercial mortgage-backed                              -               0.2         354.3            354.5
 Other asset backed                                      -              54.9         100.1            155.0
-----------------------------------------------------------------------------------------------------------
    Subtotal - fixed maturities                   $   27.0          $6,762.2      $2,937.7        $ 9,726.9
  Equity securities                                   41.2                 -          52.3             93.5
  Short-term & other invested assets                     -               0.2          25.3             25.5
  Cash equivalents                                    98.3              95.0             -            193.3
  Separate account assets                          6,896.2               0.4             -          6,896.6
-----------------------------------------------------------------------------------------------------------
Total assets                                      $7,062.7          $6,857.8      $3,015.3        $16,935.8
===========================================================================================================
Liabilities
  Variable annuity guarantee benefits             $      -          $      -      $    2.3        $     2.3
-----------------------------------------------------------------------------------------------------------
Total liabilities                                 $      -          $      -      $    2.3        $     2.3
===========================================================================================================

    The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, 2010, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

------------------------------------------------------------------------------------------------------------
                                                                                    VARIABLE
                                                                   EQUITY           ANNUITY
                                                 FIXED          SECURITIES &       GUARANTEE
(in millions)                                  MATURITIES          OTHER            BENEFITS         TOTAL
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                   $ 2,937.7           $77.6             $(2.3)       $ 3,013.0
  Gains included in net income                      19.1            (1.4)             (1.0)            16.7
  Gains included in other
    comprehensive income                             1.2             0.4                 -              1.6
  Purchases, issuances, settlements                (98.4)            4.0                 -            (94.4)
  Transfer into/(out of) Level 3:
    Transfers into Level 3                          19.2               -                 -             19.2
    Transfers out of Level 3                    (2,332.1)           (3.0)                -         (2,335.1)
------------------------------------------------------------------------------------------------------------
  Total transfers into/(out of) Level 3         (2,312.9)           (3.0)                -         (2,315.9)
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                   $   546.7           $77.6             $(3.3)       $   621.0
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following two tables provide additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31, 2010.

------------------------------------------------------------------------------------------------------------
                                                                   STATE &
                                             US GOVERNMENT         LOCAL           FOREIGN       CORPORATE -
(in millions)                                  & AGENCIES        GOVERNMENT       GOVERNMENT       PUBLIC
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                     $ 2.9            $ 196.7           $15.0          $ 503.3
  Gains included in net income                       -                  -               -              9.1
  Gains included in other
  comprehensive income                               -                  -            (0.1)             7.0
  Purchases, issuances, settlements                  -                  -            (5.0)           100.8
  Transfer into/(out of) Level 3:
    Transfers into Level 3                           -                  -               -             15.5
    Transfers out of Level 3                      (2.9)            (196.7)           (9.9)          (180.7)
------------------------------------------------------------------------------------------------------------
  Total transfers into/(out of) Level 3           (2.9)            (196.7)           (9.9)          (165.2)
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                     $   -            $     -           $   -          $ 455.0
============================================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                  RESIDENTIAL     COMMERCIAL
                                                CORPORATE -        MORTGAGE-       MORTGAGE-      OTHER ASSET
(in millions)                                    PRIVATE            BACKED          BACKED           BACKED
-------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                     $ 1,750.3          $ 15.1         $ 354.3          $100.1
  Gains included in net income                         8.8               -             1.2               -
  Gains included in other
    comprehensive income                              (4.9)              -            (1.0)            0.2
  Purchases, issuances, settlements                 (191.3)            4.0            (5.5)           (1.4)
  Transfer into/(out of) Level 3:
    Transfers into Level 3                               -               -             0.2             3.5
    Transfers out of Level 3                      (1,494.7)          (15.1)         (334.3)          (97.8)
-------------------------------------------------------------------------------------------------------------
  Total transfers into/(out of) Level 3           (1,494.7)          (15.1)         (334.1)          (94.3)
-------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                     $    68.2          $  4.0         $  14.9          $  4.6
=============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, 2009, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

---------------------------------------------------------------------------------------------------------
                                                                                   Variable
                                                                  Equity           Annuity
                                                  Fixed         Securities &      Guarantee
(in millions)                                   Maturities        Other            Benefits       Total
---------------------------------------------------------------------------------------------------------
Balance at December 31, 2008                     $2,193.8          $48.3           $(25.0)      $2,217.1
  Gains included in net income                        0.8           (0.7)            22.7           22.8
  Gains included in other
  comprehensive income                              381.1            0.7                -          381.8
  Purchases, issuances, settlements                 298.8           29.3                -          328.1
  Net transfers in and or (out) of Level 3           63.2              -                -           63.2
---------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                     $2,937.7          $77.6           $ (2.3)      $3,013.0
=========================================================================================================

    Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in consolidated statement of operations.

    Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The carrying value of policy loans approximates fair value.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                        2010                      2009
----------------------------------------------------------------------------------------------
                                               CARRYING       FAIR      Carrying        Fair
(in millions)                                   VALUE        VALUE       value         value
----------------------------------------------------------------------------------------------
Mortgage loans                                 $1,537.8    $1,614.5     $1,492.1     $1,481.3
Policy loans                                      252.8       252.8        244.2        244.2
Funding agreements - refer to Note 8              902.2       954.1        885.9        905.5
Surplus notes and notes payable                   275.0       267.2        275.0        258.4
==============================================================================================

16. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through March 18, 2011, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                       36
No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

             INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                     Individual Variable Annuity Contracts

                                    Sold By

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                              One American Square

                          Indianapolis, Indiana 46282

                      STATEMENT OF ADDITIONAL INFORMATION


                               Dated: May 1, 2011

Part C: Other Information


Item 24.  Financial Statements and Exhibits


(a)  Financial Statements


     1.   Included in Prospectus (Part A):


          Condensed Financial Information (13)


     2.   Included in Statement of Additional Information (Part B):


          (a)  Financial Statements of OneAmerica Financial Partners, Inc. (13)


               Report of Independent Auditors


               Consolidated Balance Sheets as of December 31, 2010 and 2009


               Consolidated  Statements of Operations  for years ended  December

               31, 2010 and 2009


               Consolidated  Statements of Changes in  Shareholder's  Equity and

               Comprehensive Income as of December 31, 2010, 2009 and 2008


               Consolidated  Statements  of  Cash  Flows  for  the  years  ended

               December 31, 2010, 2009 and 2008


               Notes to Consolidated Financial Statements


          (b)  Financial  Statements of AUL American Individual Variable Annuity

               Unit  Trust (13)


               A  Message  from the  Chairman, President  & CEO of  American

               United  Life Insurance Company(R)


               Report of Independent Registered Public Accounting Firm


               Statements of Net Assets as of December 31, 2010


               Statements of Operations for the year ended December 31, 2010


               Statements  of Changes in Net Assets as of December  31, 2010 and

               2009

               Notes to Financial Statements




(b)  Exhibits


     1.   Resolution  of  the  Executive   Committee  of  American  United  Life

          Insurance Company(R) ("AUL") establishing AUL American Individual Unit

          Trust (1)


     2.   Not applicable


     3.   Underwriting Agreements


          3.1. Distribution  Agreement  between  American  United Life Insurance

               Company(R) and OneAmerica Securities, Inc. (6)


          3.2  Form of Selling Agreement (8)


     4.   Individual Variable Annuity Contract Forms


          4.1  Flexible Premium Variable Annuity Contract (1)


          4.2  One Year Flexible Premium Variable Annuity Contract (1)


          4.3  Enhanced Death Benefit Rider (1)


          4.4  Guaranteed Minimum Income Benefit Rider (2)


          4.5  Guaranteed Minimum Account Value Rider (1)


          4.6  Long Term Care Facility & Terminal Illness Rider (1)


          4.7  Policy Death Benefit Endorsement (4)


     5.   Individual Variable Annuity Enrollment Form (4)


          5.1  Form of SelectPoint Plus Bonus Program Disclosure (3)


     6.   Certificate of Incorporation and By-Laws of the Depositor


          6.1  Articles  of  Merger  between  American  Central  Life  Insurance

               Company and United Mutual Life Insurance Company (1)


          6.2  Certification of the Indiana  Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance

               Company and United Mutual Life Insurance Company (1)


          6.3  Second Amended and Restated Articles of Incorporation of American

               United Life Insurance Company(R) (6)


          6.4  Second  Amended  and  Restated  Bylaws of  American  United  Life

               Insurance Company(R) (6)


     7.   Not applicable


     8.   Form of Participation Agreements:


          8.1  Form of Participation Agreement with Alger American Fund (2)


          8.2  Form of  Participation  Agreement with American  Century Variable

               Portfolios (2)


          8.3  Form of  Participation  Agreement with Calvert  Variable  Series,

               Inc. (2)


          8.4  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund (2)


          8.5  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund II (2)


          8.6  Form of Participation Agreement with Janus Aspen Series (2)


          8.7  Form of Participation Agreement with PBHG Funds, Inc. (2)


          8.8  Form of  Participation  Agreement  with  SAFECO  Resource  Series

               Trust (2)


          8.9  Form of Participation Agreement with T. Rowe Price Equity Series,

               Inc. (2)


          8.10 Form of Participation  Agreement with INVESCO Variable Investment

               Funds, Inc. (4)



          8.11 Form of Amendment  to the  Participation  Agreement  with INVESCO

               Variable Investment Funds, Inc. (5)


          8.12 Form of Participation Agreement with Neuberger Berman (5)


          8.13 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and AIM Variable Insurance Funds (6)


          8.14 Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and

               Dreyfus Variable Investment Fund (6)


          8.15 Form of Participation  Agreement  between AIM Variable  Insurance

               Funds and American United Life Insurance Company(R) (7)


          8.16 Form   of   Participation   Agreement   between   Pioneer   Funds

               Distributor,    Inc.   and   American   United   Life   Insurance

               Company(R) (7)


          8.17 Form  of  Amendment  to  Schedule  A of  Participation  Agreement

               between  American  United Life  Insurance  Company(R) and T. Rowe

               Price Equity Series, Inc. (7)


          8.18 Form  of  Addendum  to the  Account  Services  Agreement  between

               American   United  Life   Insurance   Company(R)   and  Thornburg

               Investment Management, Inc. (7)


          8.19 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and the Timothy Plan (7)


          8.20 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Vanguard Variable Insurance Fund (7)


          8.21 Form of Participation Agreement between American United Life

               Insurance Company, Columbia Funds Variable Insurance Trust,

               Columbia Management Advisors, LLC and Columbia Management

               Distributors (10)


          8.22 Form of Participation Agreement between American United Life

               Insurance Company, Royce Captial Fund and Royce Fund Services,

               Inc.(10)


          8.23 Form of Participation Agreement between American United Life

               Insurance Company,Franklin Templeton Variable Insurance Products

               Trust and Franklin/Templeton Distributors, Inc. (10)


          8.24 Form of Participation Agreement between American United Life

               Insurance Company(R) and AllianceBernstien (10)



     9.   Opinion  and  Consent of  Associate  General  Counsel of AUL as to the

          legality of the Contracts being registered (2)


     10.  Miscellaneous Consents


          10.1 Consent of Independent Auditors (13)


          10.2 Consent of Dechert Price & Rhoads (2)


          10.3 Powers of Attorney (13)


          10.4 Rule 483 Certified Resolutions (13)


     11.  Not applicable


     12.  Not applicable


----------------------------------


(1)  Filed with the Registrant's Registration Statement on December 31, 1998


(2)  Filed  with  the  Registrant's   Pre-Effective   Amendment  No.  1  to  the

     Registration Statement on April 1, 1999


(3)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  3  to  the

     Registration Statement on April 27, 2001


(4)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  4  to  the

     Registration Statement on June 29, 2001


(5)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  6  to  the

     Registration Statement on April 30, 2003


(6)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  7  to  the

     Registration Statement on April 28, 2004



(7)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  8  to  the

     Registration Statement on April 29, 2005


(8)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  9  to  the

     Registration Statement on April 28, 2006


(9)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  10 to  the

     Registration Statement on May 1, 2007

(10) Filed with  the  Registrant's   Post-Effective  Amendment  No.  11 to  the

     Registration Statement on May 1, 2008

(11) Filed with the Registrant's Post-Effective Amendment No. 12 to the

     Registration Statement on April 16, 2009

(12) Filed with the Registrant's Post-Effective Amendment No. 13 to the

     Registration Statement on April 12, 2010

(13) Filed with the Registrant's Post-Effective Amendment No. 14 to the

     Registration Statement on April 15, 2011

Item 25. Directors and Officers of AUL




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Executive Vice President (02/11 to present)

                                   Chief Financial Officer, AUL (6/04 - 02/11); Senior Vice President,

                                   Strategic Planning and Corporate Development (7/02 -6/04); Director, AUL (7/02 - present)
                                   Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);

                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,

                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL (9/04 - present);

                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,

                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);

                                   Vice President, Individual Division (11/98 - 9/99);

                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,

                                   (12/01 - present); Director, AUL (12/01 - present); Vice President

                                   Human Resources, (11/99 - 12/01); Vice President, Corporate

                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);

                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);

                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282




Item 26. Persons Controlled by or Under Common Control with Registrant



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE UNIT TRUST (File No.  811-8311),  is a

separate  account of AUL,  organized  for the purpose of the sale of  individual variable life insurance products.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division, most  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  were  transferred  to

GE Employers Reinsurance  Corporation on July 1, 2002.  AUL has a 100% equity interest in RMS.


MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans.  Effective

July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of

McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.  As a result of this transaction, AUL has acquired a 0% equity interest in that company.



ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2010,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  68 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2010.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.87% equity interest in the Fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2010, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2010, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT,  AUL  AMERICAN  INDIVIDUAL  VARIABLE  ANNUITY  UNIT TRUST  (File No.

811-9193),  AUL  AMERICAN  INDIVIDUAL  UNIT TRUST  (File No.  811-8536)  and AUL

AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL,  organized for the purpose of the sale of individual and group variable annuity  contracts,

respectively.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. Number of Contractholders





As of March 9, 2011, AUL has issued 23,938 Individual variable annuity contracts associated with the Registrant, 1,170 of which are the No Withdrawal Charge contracts (DirectPoint); 3,318 of which are the SelectPoint contracts; 7,057 of which are the StarPoint contracts; and 3,644 were Voyage Protector contracts.


Item 28. Indemnification


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.


Item 29. Principal Underwriters


     a.   Other Activity.  In additional to Registrant,  OneAmerica  Securities,

          Inc. acts as the  principal  underwriter  for policies  offered by AUL through AUL American  Individual Unit Trust (File No. 811-08536),  AUL

          American Unit Trust (File No.  811-05929) and AUL American  Individual

          Variable Life Unit Trust (File No. 811-08311).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary & Chief Counsel

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Gregory A. Poston                        Director

          Anthony M. Smart                         Vice President, Operations

          Susan Uhl                                Anti-Money Laundering Officer

          Mark A. Wilkerson                        Director

          Jay B. Williams                          Chief Compliance Officer

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations


------------------------------




* The Principal  business  address of all of the persons  listed is One American

Square, Indianapolis, Indiana 46282




     (c)  Not applicable



Item 30. Location of Accounts and Records


The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.



Item 31. Management Services


There are no  management-related  service  contracts  not discussed in Part A or

Part B.

Item 32. Undertakings


The registrant hereby undertakes:


(a)      to file a post-effective  amendment to this  registration  statement as frequently  as is  necessary  to  ensure  that  the  audited  financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.


(b)      to include either (1) as part of any application to purchase a contract offered  by the  prospectus,  a space  that an  applicant  can check to request a Statement of  Additional  Information,  or (2) a post card or similar written  communication affixed to or included in the prospectus that the  applicant  can remove to send for a Statement  of  Additional

         Information.


(c)      to deliver any  Statement of Additional  Information  and any financial statements  required to be made available under this Form promptly upon written or oral request.



Additional Representations:


(a)      The Registrant  and its Depositor are relying upon American  Council of

         Life Insurance,  SEC No-Action  Letter,  SEC Ref. No. IP-6-88 (November

         28, 1988) with respect to annuity  contract offered as funding vehicles for retirement  plans meeting the requirements of Section 403(b) of the

         Internal  Revenue Code,  and the  provisions of paragraphs (1) - (4) of this letter have been complied with.


(b)      The Registrant represents that  the aggregate fees and charges deducted under  the  variable  annuity  contracts  are  reasonable  in  relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As  required by the  Securities  Act of 1933 and the  Investment  Company Act of

1940, the Registrant  certifies that it meets the requirements of Securities Act

Rule  485(b)  for  effectiveness  of  this   post-effective   amendment  to  the

Registration  Statement  and has caused  this  post-effective  amendment  to the

Registration  Statement to be signed on its behalf, in the City of Indianapolis,

and the State of Indiana on this 15th day of April, 2011.



                             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO




* By:
        /s/ Richard M. Ellery
       _____________________________________

       Richard M. Ellery as attorney-in-fact
Date: April 15, 2011



As required by the Securities Act of 1933, this post effective  amendment to the

Registration  Statement  has  been  signed  by  the  following  persons  in  the capacities and on the dates indicated.


Signature                           Title                     Date

---------                           -----                     ----


_______________________________     Director, Chief            April 15, 2011
J. Scott Davison*                   Financial Officer



_______________________________     Director                   April 15, 2011
Constance E. Lund*



_______________________________     Director                   April 15, 2011
Dayton H. Molendorp*



_______________________________     Director                   April 15, 2011

Mark C. Roller*



_______________________________     Director                   April 15, 2011

G. David Sapp*



_______________________________     Director                   April 15, 2011

Thomas M. Zurek*




/s/ Richard M. Ellery
___________________________________________

*By: Richard M. Ellery as Attorney-in-fact
Date:  April 15, 2011

                                  EXHIBIT LIST



 Exhibit

 Number in Form

 N-4, Item 24(b)      Name of Exhibit

----------------      ---------------

    10.1            Consent of Independent Auditors

    10.3            Powers of Attorney

    10.4            Rule 483 Certified Resolution